As filed with the Securities and Exchange Commission on November 9, 2023

333-92380

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

Pre-Effective Amendment No. 1     /X/

Post-Effective Amendment No.      //

(Check appropriate box or boxes)

T. Rowe Price Retirement Funds, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Title of Securities Being Registered: Shares of common stock (par value $.0001 per share) of the Registrant.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because of reliance on Section 24(f) and an indefinite amount of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

T. ROWE PRICE RETIREMENT I 2005 FUND—I CLASS

T. ROWE PRICE RETIREMENT I 2010 FUND—I CLASS

T. ROWE PRICE RETIREMENT I 2015 FUND—I CLASS

T. ROWE PRICE RETIREMENT I 2020 FUND—I CLASS

T. ROWE PRICE RETIREMENT I 2025 FUND—I CLASS

T. ROWE PRICE RETIREMENT I 2030 FUND—I CLASS

T. ROWE PRICE RETIREMENT I 2035 FUND—I CLASS

T. ROWE PRICE RETIREMENT I 2040 FUND—I CLASS

T. ROWE PRICE RETIREMENT I 2045 FUND—I CLASS

T. ROWE PRICE RETIREMENT I 2050 FUND—I CLASS

T. ROWE PRICE RETIREMENT I 2055 FUND—I CLASS

T. ROWE PRICE RETIREMENT I 2060 FUND—I CLASS

T. ROWE PRICE RETIREMENT I 2065 FUND—I CLASS

T. ROWE PRICE RETIREMENT BALANCED I FUND—I CLASS

November 20, 2023

Dear Shareholder:

We are writing to inform you about reorganizations that will affect investments in T. Rowe Price Retirement I 2005 Fund—I Class, T. Rowe Price Retirement I 2010 Fund—I Class, T. Rowe Price Retirement I 2015 Fund—I Class, T. Rowe Price Retirement I 2020 Fund—I Class, T. Rowe Price Retirement I 2025 Fund—I Class, T. Rowe Price Retirement I 2030 Fund—I Class, T. Rowe Price Retirement I 2035 Fund—I Class, T. Rowe Price Retirement I 2040 Fund—I Class, T. Rowe Price Retirement I 2045 Fund—I Class, T. Rowe Price Retirement I 2050 Fund—I Class, T. Rowe Price Retirement I 2055 Fund—I Class, T. Rowe Price Retirement I 2060 Fund—I Class, T. Rowe Price Retirement I 2065 Fund—I Class, and T. Rowe Price Retirement Balanced I Fund—I Class (each, a “Retirement I Fund” and together, the “Retirement I Funds”). As provided in an Agreement and Plan of Reorganization (each, a “Plan” and together, the “Plans”), each Retirement I Fund will be reorganized (each, a “Reorganization” and together, the “Reorganizations”) into a corresponding mutual fund advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”), the same investment adviser to each Retirement I Fund, as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” together, the “Acquiring Funds,” and collectively with the Retirement I Funds, the “Funds”).

Retirement I Funds	Corresponding Acquiring Funds
Retirement I 2005 Fund—I Class	Retirement 2005 Fund
Retirement I 2010 Fund—I Class	Retirement 2010 Fund
Retirement I 2015 Fund—I Class	Retirement 2015 Fund
Retirement I 2020 Fund—I Class	Retirement 2020 Fund
Retirement I 2025 Fund—I Class	Retirement 2025 Fund
Retirement I 2030 Fund—I Class	Retirement 2030 Fund
Retirement I 2035 Fund—I Class	Retirement 2035 Fund
Retirement I 2040 Fund—I Class	Retirement 2040 Fund
Retirement I 2045 Fund—I Class	Retirement 2045 Fund
Retirement I 2050 Fund—I Class	Retirement 2050 Fund
Retirement I 2055 Fund—I Class	Retirement 2055 Fund
Retirement I 2060 Fund—I Class	Retirement 2060 Fund
Retirement I 2065 Fund—I Class	Retirement 2065 Fund
Retirement Balanced I Fund—I Class	Retirement Balanced Fund

Each Reorganization will be consummated on or about February 16, 2024 (the “Closing Date”). The Reorganizations and Plans were approved by the Funds’ Board of Directors (the “Board”) but do not require approval by shareholders.

In connection with the Reorganizations, shareholders of each Retirement I Fund will become shareholders of the newly formed I Class of the corresponding Acquiring Fund (each, an “I Class” and together, the “I Classes”). The value of an account in an I Class will be the same as it was in the Retirement I Fund account on the business day immediately preceding the Closing Date of the Reorganization.

Each Retirement I Fund and its corresponding Acquiring Fund have identical investment objectives, investment strategies and policies, investment glide paths, and eligible underlying funds. The primary difference between the Funds is that the Acquiring Funds are offered in multiple share classes, including an Investor Class, I Class, Advisor Class, and R Class, each of which is available to a variety of investors and has a different investment minimum, while each Retirement I Fund is only offered in an I Class and generally requires a minimum initial investment of $500,000. The I Classes of the Acquiring Funds have the same investment minimums and eligibility policies as the Retirement I Funds. In addition, the contractual management fee schedule for each Retirement I Fund is identical to the contractual management fee schedule applicable to the I Class of the corresponding Acquiring Fund. The accompanying combined information statement and prospectus contains detailed information on the transactions and comparisons of the Funds.

Since each Acquiring Fund invests in a substantially similar portfolio as its corresponding Retirement I Fund, the Board and the Funds’ management believe that offering a single fund will allow all shareholders to take advantage of potentially greater scale through a multi-class structure that can be offered to a broader array of investors and reduce inefficiencies that can result from offering two substantially similar funds.

Each Reorganization will be structured as a tax-free exchange for Retirement I Fund shareholders. However, shareholders may redeem their shares at any time prior to the Reorganizations. Although the Reorganizations are not taxable events, redeeming or exchanging your shares prior to the Closing Date may be a taxable event, depending on your individual tax situation. The cost basis and holding periods of the Retirement I Funds shares will carry over to the I Class shares that you will receive in connection with the Reorganization.

NO SHAREHOLDER ACTION IS REQUIRED WITH RESPECT TO THE REORGANIZATIONS. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

If you have any questions regarding the enclosed combined information statement and prospectus, please call T. Rowe Price at 1-800-638-8790.

Sincerely,

Robert W. Sharps
Chief Executive Officer and President, T. Rowe Price Group, Inc.

November 20, 2023

COMBINED INFORMATION STATEMENT AND PROSPECTUS

Transfer of the Assets of each of the:

T. ROWE PRICE RETIREMENT I 2005 FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT 2005 FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

T. ROWE PRICE RETIREMENT I 2010 FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT 2010 FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

T. ROWE PRICE RETIREMENT 2015 FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT 2015 FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

T. ROWE PRICE RETIREMENT 2020 FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT 2020 FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

T. ROWE PRICE RETIREMENT 2025 FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT 2025 FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

T. ROWE PRICE RETIREMENT 2030 FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT 2030 FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

T. ROWE PRICE RETIREMENT 2035 FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT 2035 FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

T. ROWE PRICE RETIREMENT 2040 FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT 2040 FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

T. ROWE PRICE RETIREMENT 2045 FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT 2045 FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

T. ROWE PRICE RETIREMENT 2050 FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT 2050 FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

T. ROWE PRICE RETIREMENT 2055 FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT 2055 FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

T. ROWE PRICE RETIREMENT 2060 FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT 2060 FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

T. ROWE PRICE RETIREMENT 2065 FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT 2065 FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

T. ROWE PRICE RETIREMENT BALANCED I FUND—I CLASS

(a series of T. Rowe Price Retirement Funds, Inc.)

By and in Exchange for I Class Shares of the

T. ROWE PRICE RETIREMENT BALANCED FUND

(a series of T. Rowe Price Retirement Funds, Inc.)

100 East Pratt

Baltimore, MD 21202

This Combined Information Statement and Prospectus (“Statement”) will be delivered to shareholders beginning on or about November 20, 2023.

This Statement is being furnished to shareholders of the T. Rowe Price Retirement I 2005 Fund—I Class, T. Rowe Price Retirement I 2010 Fund—I Class, T. Rowe Price Retirement I 2015 Fund—I Class, T. Rowe Price Retirement I 2020 Fund—I Class, T. Rowe Price Retirement I 2025 Fund—I Class, T. Rowe Price Retirement I 2030 Fund—I Class, T. Rowe Price Retirement I 2035 Fund—I Class, T. Rowe Price Retirement I 2040 Fund—I Class, T. Rowe Price Retirement I 2045 Fund—I Class, T. Rowe Price Retirement I 2050 Fund—I Class, T. Rowe Price Retirement I 2055 Fund—I Class, T. Rowe Price Retirement I 2060 Fund—I Class, T. Rowe Price Retirement I 2065 Fund—I Class, and T. Rowe Price Retirement Balanced I Fund—I Class, each a series of T. Rowe Price Retirement Funds, Inc. (each, a “Retirement I Fund” and together, the “Retirement I Funds”). As provided in an Agreement and Plan of Reorganization (each, a “Plan” and together, the “Plans”), each Retirement I Fund will be reorganized (each, a “Reorganization” and together, the “Reorganizations”) into a corresponding mutual fund that is advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”), the same investment adviser to each Retirement I Fund, as is also a series of T. Rowe Price Retirement Funds, Inc., as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” together, the “Acquiring Funds,” and collectively with the Retirement I Funds, the “Funds”).

Retirement I Funds	Corresponding Acquiring Funds
Retirement I 2005 Fund—I Class	Retirement 2005 Fund—I Class
Retirement I 2010 Fund—I Class	Retirement 2010 Fund—I Class
Retirement I 2015 Fund—I Class	Retirement 2015 Fund—I Class
Retirement I 2020 Fund—I Class	Retirement 2020 Fund—I Class
Retirement I 2025 Fund—I Class	Retirement 2025 Fund—I Class
Retirement I 2030 Fund—I Class	Retirement 2030 Fund—I Class
Retirement I 2035 Fund—I Class	Retirement 2035 Fund—I Class
Retirement I 2040 Fund—I Class	Retirement 2040 Fund—I Class
Retirement I 2045 Fund—I Class	Retirement 2045 Fund—I Class
Retirement I 2050 Fund—I Class	Retirement 2050 Fund—I Class
Retirement I 2055 Fund—I Class	Retirement 2055 Fund—I Class
Retirement I 2060 Fund—I Class	Retirement 2060 Fund—I Class
Retirement I 2065 Fund—I Class	Retirement 2065 Fund—I Class
Retirement Balanced I Fund—I Class	Retirement Balanced Fund—I Class

Each Reorganization will be consummated on or about February 16, 2024 (the “Closing Date”). Each Reorganization is a separate transaction and is not contingent upon the other Reorganizations and one may be consummated without the others. Each Plan provides for the transfer of substantially all of the assets and liabilities of each Retirement I Fund to its corresponding Acquiring Fund, in exchange for I Class shares of the applicable Acquiring Fund (each, an “I Class” and together the “I Classes”). Following each transfer, the I Class shares received in the exchange will be distributed to each Retirement I Fund’s shareholders in complete liquidation of the Retirement I Fund. Shareholders of each Retirement I Fund will receive I Class shares of the applicable Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of their Retirement I Fund shares on the business day immediately preceding the Closing Date of the Reorganization. All issued and outstanding shares of the Retirement I Funds will then be simultaneously redeemed.

Shares of each Retirement I Fund will automatically be canceled and redeemed for I Class shares of equal value as indicated in the previous table and you will become a shareholder in the applicable Acquiring Fund. The value of the share balance in your Acquiring Fund account(s) will be the same as it was in your Retirement I Fund account(s) on the business day preceding the day of the Reorganization.

Each Retirement I Fund and its corresponding Acquiring Fund have identical investment objectives and investment programs, including investment strategies and policies, investment glide paths, and eligible underlying funds. Each Retirement I Fund and its corresponding Acquiring Fund also have identical contractual management fee schedules.

In accordance with each Fund’s operative documents, and applicable Maryland state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”)), each Reorganization may be effected without the approval of shareholders of any Fund.

NO SHAREHOLDER ACTION OR APPROVAL IS REQUIRED WITH RESPECT TO THE REORGANIZATIONS.

This Statement concisely sets forth the information you should know about the Acquiring Funds, their I Classes, and the Plans. Please read this Statement and keep it for future reference. It is both an information statement for each of the Retirement I Funds and a prospectus for the Acquiring Funds.

The Statement of Additional Information (“SAI”) dated November 20, 2023, relating to this Statement, is included after the Statement and Plan as Part B. The following documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated into this Statement by reference:

• The prospectuses of the Retirement I 2005 Fund—I Class, Retirement I 2010 Fund—I Class, Retirement I 2015 Fund—I Class, Retirement I 2020 Fund—I Class, Retirement I 2025 Fund—I Class, Retirement I 2030 Fund—I Class, Retirement I 2035 Fund—I Class, Retirement I 2040 Fund—I Class, Retirement I 2045 Fund—I Class, Retirement I 2050 Fund—I Class, Retirement I 2055 Fund—I Class, Retirement I 2060 Fund—I Class, Retirement I 2065 Fund—I Class, and Retirement Balanced I Fund—I Class, each dated October 1, 2023 (SEC File No. 333-92380), containing additional information about each of the Retirement I Funds

• The prospectuses of the Retirement 2005 Fund, Retirement 2010 Fund, Retirement 2015 Fund, Retirement 2020 Fund, Retirement 2025 Fund, Retirement 2030 Fund, Retirement 2035 Fund, Retirement 2040 Fund, Retirement 2045 Fund, Retirement 2050 Fund, Retirement 2055 Fund, Retirement 2060 Fund, Retirement 2065 Fund, and Retirement Balanced Fund, each dated October 1, 2023 (SEC File No. 333-92380), containing additional information about each of the Retirement Funds

• The Statement of Additional Information of the Retirement I 2005 Fund—I Class, Retirement I 2010 Fund—I Class, Retirement I 2015 Fund—I Class, Retirement I 2020 Fund—I Class, Retirement I 2025 Fund—I Class, Retirement I 2030 Fund—I Class, Retirement I 2035 Fund—I Class, Retirement I 2040 Fund—I Class, Retirement I 2045 Fund—I Class, Retirement I 2050 Fund—I Class, Retirement I 2055 Fund—I Class, Retirement I 2060 Fund—I Class, Retirement I 2065 Fund—I Class, and Retirement Balanced I Fund—I Class, dated July 1, 2023 (SEC File No. 333-92380), containing additional information about each of the Retirement I Funds

• The Statement of Additional Information of the Retirement 2005 Fund, Retirement 2010 Fund, Retirement 2015 Fund, Retirement 2020 Fund, Retirement 2025 Fund, Retirement 2030 Fund, Retirement 2035 Fund, Retirement 2040 Fund, Retirement 2045 Fund, Retirement 2050 Fund, Retirement 2055 Fund, Retirement 2060 Fund, Retirement 2065 Fund, and Retirement Balanced Fund, dated October 1, 2023 (SEC File No. 333-92380), containing additional information about each of the Retirement Funds

• The annual shareholder reports of the Retirement I 2005 Fund—I Class, Retirement I 2010 Fund—I Class, Retirement I 2015 Fund—I Class, Retirement I 2020 Fund—I Class, Retirement I 2025 Fund—I Class, Retirement I 2030 Fund—I Class, Retirement I 2035 Fund—I Class, Retirement I 2040 Fund—I Class, Retirement I 2045 Fund—I Class, Retirement I 2050 Fund—I Class, Retirement I 2055 Fund—I Class, Retirement I 2060 Fund—I Class, Retirement I 2065 Fund—I Class, and Retirement Balanced I Fund—I Class, each dated May 31, 2023 (SEC File No. 333-92380)

• The annual shareholder reports of the Retirement 2005 Fund, Retirement 2010 Fund, Retirement 2015 Fund, Retirement 2020 Fund, Retirement 2025 Fund, Retirement 2030 Fund, Retirement 2035 Fund, Retirement 2040 Fund, Retirement 2045 Fund, Retirement 2050 Fund, Retirement 2055 Fund, Retirement 2060 Fund, Retirement 2065 Fund, and Retirement Balanced Fund, each dated May 31, 2023 (SEC File No. 333-92380)

The prospectuses include the Funds’ investment objectives, risks, fees, expenses, and other information that you should read and consider carefully. Each Statement of Additional Information, which contains additional detailed information about the relevant Fund, is not a prospectus but should be read in conjunction with the prospectus.

Each shareholder report contains information about Fund investments, including a review of market conditions and the portfolio manager’s recent investment strategies and their impact on performance. Copies of prospectuses, annual and semiannual shareholder reports, Statements of Additional Information for the Acquiring and Retirement I Funds and the SAI relating to these Reorganizations are all available at no cost by calling 1-800-225-5132; by writing to T. Rowe Price, Three Financial Center, 4515 Painters Mill Road, Owings Mills, Maryland 21117; or by visiting our website at troweprice.com. All of the above-referenced documents are also on file with the SEC and available through its website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED INFORMATION STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than what is in this Statement or in the materials expressly incorporated herein by reference. Any such other information or representation should not be relied upon as having been authorized by the Retirement I Funds or Acquiring Funds.

SUMMARY

The information contained in this summary is qualified by reference to the more detailed information appearing elsewhere in this Statement, and in the Plans, which are included as Exhibit A to this Statement.

Why are the Reorganizations taking place?

At a meeting held on May 10, 2023, the Board of Directors of the Funds (the “Board”), including a majority of the independent directors, unanimously approved the launch of a new I Class for each Acquiring Fund and considered the potential Reorganizations of the Retirement I Funds into the Acquiring Funds. On June 26, 2023, the Board unanimously approved the Plans under which each Retirement I Fund is to be reorganized into its corresponding Acquiring Fund. In connection with this approval, the Board considered, among other things, that offering a single fund with the same investment program in a multi-share class structure will allow shareholders to take advantage of potentially greater scale through a more diverse shareholder base, reduce potential marketplace confusion that can result from offering two substantially similar funds, promote operational efficiencies that should serve to reduce risk and enhance portfolio management flexibility, and allow taxable shareholders to convert to an I Class without any potential tax liability. See “Reasons for the Reorganizations” for further details on why the Reorganizations are taking place.

What do the Plans provide for?

Each Plan provides for the transfer of substantially all the assets and liabilities of a Retirement I Fund to its corresponding Acquiring Fund in exchange for I Class shares of the Acquiring Fund. Following the transfer, the I Class shares received in the exchange will be distributed to shareholders of the Retirement I Fund in complete liquidation of each Retirement I Fund. All issued and outstanding shares of the Retirement I Funds will then be simultaneously redeemed. As a result of the transaction: (1) you will cease being a shareholder of the Retirement I Fund(s); (2) instead you will become a shareholder of I Class shares of the Acquiring Fund(s); and (3) the value of your account in the Acquiring Fund(s) will equal the value of your account in the Retirement I Fund(s) as of the close of the business day immediately preceding the Closing Date of the transaction.

Do I need to vote for the Reorganizations?

No. Only Board approval is required for the Reorganizations and no vote of shareholders will be taken with respect to the Reorganizations. THE FUNDS ARE NOT ASKING FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND A PROXY TO THE FUNDS WITH RESPECT TO THE REORGANIZATIONS.

Each Reorganization is a separate transaction and is not contingent upon the other Reorganizations and one may be consummated without the others, although it is expected that all Reorganizations will be completed on the same date.

Do I need to take any action in connection with the Reorganizations?

No. Your shares of a Retirement I Fund will automatically be canceled and redeemed for I Class shares of the Acquiring Fund on the Closing Date of the applicable Reorganization.

Will I have to pay any sales charge, commission, redemption or other similar fee in connection with the Reorganizations?

No, you will not have to pay any sales charge, commission, redemption or other similar fee in connection with the Reorganizations. The I Class does not impose sales charges and does not make any administrative fee payments or 12b-1 fee payments to financial intermediaries. However, you may incur brokerage commissions or other charges if you buy or sell I Class shares through a financial intermediary prior to the Reorganizations.

Who will pay for the Reorganizations?

The expenses incurred to execute the Reorganizations, including all direct and indirect expenses, will be paid by T. Rowe Price and not by the Funds and their shareholders. The total estimated expenses associated with all of the Reorganizations is estimated to be approximately $436,800.

Will there be any tax consequences to the Retirement I Funds or their shareholders?

The Reorganizations will each be structured as a tax-free exchange designed to have no adverse tax consequences to the Retirement I Funds or their shareholders, although the Funds may declare dividends and/or capital gains immediately prior to the Reorganizations. Each Reorganization is conditioned upon the receipt of an opinion of tax counsel to the Funds that, for federal income tax purposes:

• no gain or loss will be recognized by a Retirement I Fund, an Acquiring Fund, or their shareholders as a result of a Reorganization;

• the holding period and adjusted basis of the I Class shares received by a shareholder will have the same holding period and adjusted basis of the shareholder’s shares of a Retirement I Fund; and

• each Acquiring Fund will assume the holding period and adjusted basis of each asset (with certain exceptions) of its corresponding Retirement I Fund that is transferred to the Acquiring Fund that the asset had immediately prior to the Reorganization.

See “Information About the Reorganizations—Tax Considerations” for more information.

What if I redeem my shares before the applicable Reorganization takes place?

If you choose to redeem your shares before the Reorganizations take place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction unless you hold shares through a retirement plan, IRA, or other tax-deferred account.

What are the investment objectives and policies of the Acquiring Funds and the Retirement I Funds?

Each Acquiring Fund and its corresponding Retirement I Fund have identical investment objectives. Each Fund, in substantive part, seeks the highest total return over time consistent with an emphasis on both capital growth and income.

The Funds have identical fundamental investment restrictions and policies and operating policies which are described below and in more detail in the SAI. The Funds also have identical accounting and valuation policies.

Each post-Reorganization Fund (each, a “Combined Fund”) will continue to follow the current investment program that is shared by each Retirement I Fund and its corresponding Acquiring Fund.

See “Comparison of Investment Objectives, Policies, and Restrictions.”

What are the Funds’ management arrangements?

All of the Funds are advised and managed by T. Rowe Price Associates, Inc. (“T. Rowe Price”), an SEC-registered investment adviser that sponsors and serves as adviser and subadviser to, among others, registered investment companies.

Oversight of the portfolio and specific decisions regarding the purchase and sale of fund investments are made by each Fund’s portfolio manager(s). Each Fund’s investment adviser has established an Investment Advisory Committee with respect to each Fund, whose cochairmen have day-to-day responsibility for managing the portfolio and work with the committee in developing and executing each Fund’s investment program.

Each Retirement I Fund and the Acquiring Fund are managed by Wyatt A. Lee, Kimberly E. DeDominicis, and Andrew G. Jacobs Van Merlen, who serve as cochairs to each Fund’s Investment Advisory Committee. Mr. Lee has been cochair of the committee for all Retirement I Funds and the Retirement 2065 Fund since their inception, and became cochair of all Acquiring Funds, other than the Retirement 2065 Fund, in 2015. He joined the Firm in 1999, and his investment experience dates from 1997. During the past five years, Mr. Lee has served as a portfolio manager and, in 2019, he became the head of target date strategies for T. Rowe Price. Ms. DeDominicis has been cochair for the Retirement I 2065 Fund—I Class and Retirement 2065 Fund since their inception, and became a cochair for all other Retirement I Funds and Acquiring Funds in 2019. She originally joined the Firm in 1997, and returned to the Firm in 2003. Her investment experience dates from 1999. During the past five years, she has served as an associate portfolio manager and as a portfolio manager (beginning in 2020) for the Firm’s multi-asset portfolios. Mr. Jacobs Van Merlen has been cochair for the Retirement I 2065 Fund—I Class and Retirement 2065 Fund since their inception, and became cochair for all other Retirement I Funds and Acquiring Funds in 2020. He joined the Firm in 2000, and his investment experience dates from 2002. During the past five years, he has served as a senior product manager, an analyst, an associate portfolio manager, and as a portfolio manager (beginning in 2020) for the Firm’s multi-asset portfolios.

Each Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the Funds’ shares.

Will the Reorganizations result in higher fund expenses?

None of the Reorganizations are expected to result in higher net expenses. Each Fund pays T. Rowe Price an all-inclusive management fee, based on the fund’s average daily net assets. The management fee includes investment management services and ordinary recurring operating expenses, but it does not cover interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; any acquired fund fees and expenses; and any 12b-1 fees applicable to a share class. The Retirement Balanced Fund—I Class and Retirement Balanced I Fund—I Class both pay an all-inclusive management fee of 0.34%. The management fee rate for all other Retirement I Funds and Acquiring Funds is paid in accordance with a predetermined contractual management fee schedule that generally declines over time as a fund reduces its overall stock exposure along its investment glide path. The contractual management fee schedule for each Retirement I Fund is identical to the contractual management fee schedule applicable to the I Class of the corresponding Acquiring Fund. Any predetermined decrease in the management fee rate for a particular year will occur on June 1, which is the first day of the fiscal year for all Funds. Any future increases to the management fee rate for an Acquiring Fund would be required to be approved by the fund’s shareholders.

Fees and Expenses

The following tables further describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The fees and expenses of each Combined Fund will be the same as each Retirement I Fund and Acquiring Fund assuming the Reorganizations take place as proposed.

Fees and Expenses of the Retirement I 2005 Fund—I Class and Retirement 2005 Fund—I Class

	Retirement I 2005 Fund—I Class	Retirement 2005 Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.34%	0.34%

Other expenses	—	—

Total annual fund operating expenses	0.34	0.34

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement I 2005 Fund—I Class	$35	$109	$191	$431
Retirement 2005 Fund—I Class	35	109	191	431

Fees and Expenses of the Retirement I 2010 Fund—I Class and Retirement 2010 Fund—I Class

	Retirement I 2010 Fund—I Class	Retirement 2010 Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.34%	0.34%

Other expenses	—	—

Total annual fund operating expenses	0.34	0.34

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement I 2010 Fund—I Class	$35	$109	$191	$431
Retirement 2010 Fund—I Class	35	109	191	431

Fees and Expenses of the Retirement I 2015 Fund—I Class and Retirement 2015 Fund—I Class

	Retirement I 2015 Fund—I Class	Retirement 2015 Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%[a,b]	0.35%[b]

Other expenses	—	—

Total annual fund operating expenses	0.35 [a]	0.35 [a]

[a]	Restated to reflect current fees.
[b]

The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement I 2015 Fund—I Class	$36	$111	$193	$432
Retirement 2015 Fund—I Class	36	111	193	432

Fees and Expenses of the Retirement I 2020 Fund—I Class and Retirement 2020 Fund—I Class

	Retirement I 2020 Fund—I Class	Retirement 2020 Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.37%[a]	0.37%[a]

Other expenses	—	—

Total annual fund operating expenses	0.37	0.37

[a]

The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement I 2020 Fund—I Class	$38	$117	$203	$445
Retirement 2020 Fund—I Class	38	117	203	445

Fees and Expenses of the Retirement I 2025 Fund—I Class and Retirement 2025 Fund—I Class

	Retirement I 2025 Fund—I Class	Retirement 2025 Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.38%[a,b]	0.38%[b]

Other expenses	—	—

Total annual fund operating expenses	0.38 [a]	0.38

[a]	Restated to reflect current fees.
[b]

The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement I 2025 Fund—I Class	$39	$121	$209	$464
Retirement 2025 Fund—I Class	39	121	209	464

Fees and Expenses of the Retirement I 2030 Fund—I Class and Retirement 2030 Fund—I Class

	Retirement I 2030 Fund—I Class	Retirement 2030 Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.40%[a,b]	0.40%[b]

Other expenses	—	—

Total annual fund operating expenses	0.40 [a]	0.40

[a]	Restated to reflect current fees.
[b]

The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement I 2030 Fund—I Class	$41	$127	$220	$482
Retirement 2030 Fund—I Class	41	127	220	482

Fees and Expenses of the Retirement I 2035 Fund—I Class and Retirement 2035 Fund—I Class

	Retirement I 2035 Fund—I Class	Retirement 2035 Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.42%[a]	0.42%[a]

Other expenses	—	—

Total annual fund operating expenses	0.42	0.42

[a]

The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement I 2035 Fund—I Class	$43	$133	$231	$506
Retirement 2035 Fund—I Class	43	133	231	506

Fees and Expenses of the Retirement I 2040 Fund—I Class and Retirement 2040 Fund—I Class

	Retirement I 2040 Fund—I Class	Retirement 2040 Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.43%[a]	0.43%[a]

Other expenses	—	—

Total annual fund operating expenses	0.43	0.43

[a]

The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement I 2040 Fund—I Class	$44	$137	$237	$526
Retirement 2040 Fund—I Class	44	137	237	526

Fees and Expenses of the Retirement I 2045 Fund—I Class and Retirement 2045 Fund—I Class

	Retirement I 2045 Fund—I Class	Retirement 2045 Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.44%[a]	0.44%[a]

Other expenses	—	—

Total annual fund operating expenses	0.44	0.44

[a]

The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement I 2045 Fund—I Class	$45	$140	$243	$539
Retirement 2045 Fund—I Class	45	140	243	539

Fees and Expenses of the Retirement I 2050 Fund—I Class and Retirement 2050 Fund—I Class

	Retirement I 2050 Fund—I Class	Retirement 2050 Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.45%[a]	0.45%[a]

Other expenses	—	—

Total annual fund operating expenses	0.45	0.45

[a]

The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement I 2050 Fund—I Class	$46	$143	$248	$551
Retirement 2050 Fund—I Class	46	143	248	551

Fees and Expenses of the Retirement I 2055 Fund—I Class and Retirement 2055 Fund—I Class

	Retirement I 2055 Fund—I Class	Retirement 2055 Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.46%[a]	0.46%[a]

Other expenses	—	—

Total annual fund operating expenses	0.46	0.46

[a]

The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement I 2055 Fund—I Class	$47	$146	$254	$564
Retirement 2055 Fund—I Class	47	146	254	564

Fees and Expenses of the Retirement I 2060 Fund—I Class and Retirement 2060 Fund—I Class

	Retirement I 2060 Fund—I Class	Retirement 2060 Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.46%[a]	0.46%[a]

Other expenses	—	—

Total annual fund operating expenses	0.46	0.46

[a]

The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement I 2060 Fund—I Class	$47	$148	$258	$574
Retirement 2060 Fund—I Class	47	148	258	574

Fees and Expenses of the Retirement I 2065 Fund—I Class and Retirement 2065 Fund—I Class

	Retirement I 2065 Fund—I Class	Retirement 2065 Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.46%[a]	0.46%[a]

Other expenses	—	—

Total annual fund operating expenses	0.46	0.46

[a]

The management fee will decline over time in accordance with a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement I 2065 Fund—I Class	$47	$148	$258	$579
Retirement 2065 Fund—I Class	47	148	258	579

Fees and Expenses of the Retirement Balanced I Fund—I Class and Retirement Balanced Fund—I Class

	Retirement Balanced I Fund—I Class	Retirement Balanced Fund—I Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.34%	0.34%

Other expenses	—	—

Total annual fund operating expenses	0.34	0.34

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Retirement Balanced I Fund—I Class	$35	$109	$191	$431
Retirement Balanced Fund—I Class	35	109	191	431

A discussion about the factors considered by the Board and its conclusions in approving the Funds’ investment management agreements appear in the Funds’ annual reports to shareholders for the period ended May 31.

What are the Funds’ policies for purchasing, redeeming, exchanging, and pricing shares?

The Acquiring Fund—I Classes and the Retirement I Funds have identical procedures for purchasing, redeeming, exchanging, and pricing shares. The I Classes and the Retirement I Funds both generally require a $500,000 minimum initial investment per fund account registration, although the initial investment minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, certain client accounts for which T. Rowe Price or its affiliate has discretionary investment authority, qualifying directly held accounts, and certain other types of accounts. Shares of the Funds may be redeemed at their respective net asset values and the Funds’ procedures for pricing their shares are identical. Fund share prices are based on a Fund’s net asset value and is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day the exchange is open for business. The Funds also use the same calculation methodology. Large redemptions can adversely affect a portfolio manager’s ability to implement a Fund’s investment strategy by causing the premature sale of securities. Therefore, the Funds reserve the right (without prior notice) to pay all or part of redemption proceeds with securities from the Fund’s portfolio rather than in cash (redemption in-kind).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For more detailed information, please refer to section 3 of each Fund’s prospectus, entitled “Information About Accounts in T. Rowe Price Funds.”

What are the Funds’ policies on dividends and distributions?

The Funds’ policies on dividends and distributions are identical. Each Fund has a policy of distributing, to the extent possible, all of its net investment income and realized capital gains to its respective shareholders. For the Retirement Balanced I Fund and Retirement Balanced Fund, any dividends are declared daily and paid on the first business day of each month and any capital gains are declared and paid annually, usually in December. For all other Retirement I Funds and Acquiring Funds, any dividends or capital gains are declared and paid annually, usually in December. Redemptions or exchanges of fund shares and distributions by the Fund, whether or not you reinvest these amounts in additional Fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

Prior to the Reorganizations, the Funds are expected to declare dividends and/or capital gains in order to distribute any previously undistributed taxable income and net realized capital gains.

What are the principal risks of the Funds?

The Funds are subject to substantially similar risks. However, the disclosure in each Fund’s current summary prospectus describing the risk factors varies slightly based on the Fund’s overall allocation to stocks and bonds. Below are the principal risk factors to which the Funds are exposed. These risks are not expected to change once the Funds are combined.

Active management/Asset allocation: The fund’s overall level of risk will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes, market sectors, and investment styles represented by those underlying funds could cause the fund to underperform other funds with a similar benchmark or investment objective(s).

Investments in other funds: The fund bears the risk that its underlying funds will fail to successfully employ their investment strategies. One or more underlying fund’s underperformance or failure to meet its investment objective(s) as intended could cause the fund to underperform similarly managed funds.

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by an underlying fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of an underlying fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Bond exposure: An underlying bond fund’s share price can fall because of various factors affecting bonds or due to general weakness in the overall bond markets. The fund invests in underlying funds with varying levels of credit risk, interest rate risk, inflation risk, and liquidity risk. At times, participants in bond markets may develop concerns about the ability of certain issuers to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall bond markets and the related derivatives markets, which could hamper an underlying fund’s ability to sell the bonds in which it invests or to find and purchase suitable investments.

Stock exposure: An underlying stock fund’s share price can fall because of weakness in the overall stock markets, a particular industry, or specific holdings. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of an underlying stock fund may decline due to general weakness or volatility in the stock markets, adverse conditions impacting a particular industry or market sector, or factors affecting an investment style or market capitalization targeted by the fund.

International investing: Investing in underlying funds that hold the securities of non-U.S. issuers involves special risks not typically associated with investing in underlying funds that hold securities of U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Emerging markets: Investing in underlying funds that hold securities of issuers in emerging market countries involves greater risk and overall volatility than investing in underlying funds that hold securities of issuers in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks normally associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on an underlying fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Interest rates: The prices of, and the income generated by, bonds and other debt instruments held by an underlying fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, underlying bond funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments, such as the discontinuation and replacement of benchmark rates, are likely to affect the interest rates or yields of securities in which an underlying fund invests.

Prepayments and extensions: Underlying funds that invest in mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the underlying fund’s portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

Credit quality: An issuer of a debt instrument held by an underlying fund could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. The fund’s exposure to credit risk is increased to the extent the fund invests in underlying funds that hold securities that are not considered investment-grade. Holdings that are rated below investment grade carry greater risk of default and erratic price swings due, in part, to potentially adverse changes in the credit quality of the issuer.

Market capitalization: Because the fund invests in certain underlying funds that focus on a particular market capitalization, its share price may be negatively affected if investing in that market capitalization falls out of favor. Small- and mid-cap companies often have less experienced management, more limited financial resources, and less publicly available information than large-cap companies, and tend to be more sensitive to changes in overall economic conditions. As a result, investments in small-cap and mid-cap companies are likely to be more volatile than investments in large-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

Investment style: Because the fund invests in certain underlying funds that focus on growth stocks and certain underlying funds that focus on value stocks, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than the overall stock market and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time (or at all) or that they are actually appropriately priced at a low level.

Inflation: To the extent the fund invests in underlying funds that are designed to provide protection against the impact of inflation, those investments could adversely affect the fund’s performance when inflation or expectations of inflation are low. During such periods, the values of an underlying fund’s investments in inflation-linked securities or stocks designed to outperform the overall stock market during periods of high or rising inflation could fall and result in losses for the fund, causing the fund to lag the performance of similarly managed funds.

Liquidity: An underlying fund may not be able to meet requests to redeem shares without significant dilution of the remaining shareholders’ interests in the fund. A particular investment or an entire market segment may become less liquid or even illiquid, sometimes abruptly, which could limit a fund’s ability to purchase or sell holdings in a timely manner at a desired price. Reduced liquidity can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Large redemptions may also have a negative impact on an underlying fund’s overall liquidity.

Bank loans: Underlying funds that invest in bank loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments. An underlying fund’s ability to receive payments in connection with a loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price and they have significantly longer settlement periods than more traditional investments. Bank loans often involve borrowers whose financial condition is troubled or highly leveraged, which increases an underlying fund’s risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders. Since floating interest rates on bank loans are typically based on a percentage above LIBOR (London Interbank Offered Rate), the recent discontinuation of most LIBOR rates could adversely impact the performance of underlying funds that hold bank loans.

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

REASONS FOR THE REORGANIZATIONS

The Board of the Funds, including a majority of the independent directors, have unanimously determined that the applicable Reorganization is in the best interests of the shareholders of each Fund and that the interests of shareholders of the Funds will not be diluted as a result of the Reorganizations.

In considering whether to approve the Reorganizations, the Board reviewed the following matters and concluded that each Reorganization is in the best interest of the Funds for the reasons indicated below.

As explained in this Statement, each Retirement I Fund and its corresponding Acquiring Fund offer a substantially similar investment program with identical investment strategies and identical fundamental investment restrictions, and policies. The Retirement I Funds and the I Classes of the Acquiring Funds are offered to the same types of shareholders and generally require a $500,000 minimum initial investment with waivers of the minimum for similar types of accounts. However, the other share classes of the Acquiring Funds are offered to a broader array of investors. The Board and the Funds’ management believe that offering a single fund with the same investment program but multiple share classes will allow all shareholders to take advantage of potentially greater scale through a more diverse shareholder base, and reduce inefficiencies and potential marketplace confusion that can result from offering two substantially similar funds, and possibly provide the combined fund with more flexibility in implementing its investment program. Additionally, taxable shareholders in each Acquiring Fund would be able to convert to an I Class without any potential tax liability.

There will be no changes to fees. Each Acquiring Fund has adopted a contractual management fee schedule for its I Class that is identical to the contractual management fee schedule that currently exists for each corresponding Retirement I Fund. In addition, the Retirement Balanced Fund—I Class has adopted the same static management fee rate (0.34%) that currently exists for the Retirement Balanced I Fund—I Class. This will ensure that the all-inclusive management fee rate (and total expense ratio) for each Acquiring Fund’s I Class is the same as the current all-inclusive management fee rate (and total expense ratio) of the corresponding Retirement I Fund and that the fee will decrease over time on the same predictable schedule, as applicable. In other words, shareholders would not pay more at the time of the Reorganizations and their fees would decrease over time after the Reorganizations in the same way as they would have if the Reorganizations had not occurred.

A key difference between the Retirement I Funds and Acquiring Funds is that the Acquiring Funds are offered in multiple share classes, each of which is available to a variety of investors at different investment minimums. The Retirement I Funds are only offered in one share class that is only generally available to qualifying investors who an initial investment minimum of $500,000, subject to certain exceptions. The Acquiring Funds’ I Classes have the same investment minimums and eligibility policies as the Retirement I Funds. Unlike the Retirement I Funds, the multi-class structure of the Acquiring Funds allows them to be offered to a broader array of investors, which can help them achieve greater scale through a more diversified shareholder base. Combining the assets of the Retirement I Funds and Acquiring Funds will eliminate differences in cash flows between the two separate series, which should allow the portfolio managers greater flexibility and consistency in implementing the investment programs for the Acquiring Funds.

The consolidation of the two series would reduce the complexity of managing two separate portfolios with the same investment program and promote operational efficiencies, including the elimination of nearly identical trading for a Retirement I Fund and Acquiring Fund with the same target date and mitigate performance dispersion and tracking error that can result from managing two separate series with different cash flow patterns. These operational efficiencies would benefit the Funds’ shareholders, and potentially the Funds’ underlying funds, through reduced compliance risks and administrative burdens, as well as potential tax benefits moving forward. Acquiring Fund shareholders who are eligible for the I Class and hold shares in a taxable account are not currently able to effect a tax-free share class conversion from the Investor Class to an I Class because these currently represent share classes of different funds. Following the Reorganizations, shareholders will be part of a multi-class structure that would allow investors in a taxable account to convert to the I Class without any potential tax liability or the issuance of tax reporting. Finally, most competitors’ target date funds offer their institutional share class as part of a multi-class structure. The Reorganizations would foster consistency in fund structure and client experience and reduce potential marketplace confusion that could serve as a challenge to attracting greater assets.

The Board also considered that the exchange of shares pursuant to the Reorganizations are not expected to create any tax liabilities for shareholders as the exchange of shares will not be a taxable event. The cost basis and holding periods of shares in a Retirement I Fund will carry over to the I Class shares that a shareholder will receive as a result of a Reorganization. The Board noted, however, that the Reorganizations will still have tax implications for shareholders in taxable accounts to the extent a Retirement I Fund realizes gains before the Reorganization, because the Retirement I Fund will need to distribute any net realized gains and taxable income before the Reorganization and these distributions may be taxable to shareholders.

In approving the Reorganizations, the Board of each Retirement I Fund also considered that Retirement I Fund shareholders have the ability to redeem their shares at any time up to the date of the Reorganizations without redemption or other fees, although some shareholders could incur a taxable gain.

The Board considered that each of the Acquiring Fund’s service provider agreements, including, among others, their investment advisory, distribution, fund accounting, and custody agreements, will remain in place and will not be modified as a result of the Reorganizations. The Board further considered that the service providers to each Fund are identical, and that each of the Acquiring Fund’s service provider agreements are substantially similar to those currently in place for each Retirement I Fund.

The Board considered that the Funds share the same portfolio managers, and that the members of each Fund’s investment advisory committee are identical. No changes to the Acquiring Funds’ portfolio managers, investment advisory committee, or resources available to the Funds are expected as a result of the Reorganizations.

The Retirement I Funds and Acquiring Funds use identical pricing methodologies to value their respective assets. The assets of the Retirement I Funds will be transferred to the Acquiring Funds at their fair market value, determined as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date. Each of these assets are securities already held by the applicable Acquiring Fund and are therefore valued using the same pricing sources and methodologies. Shares of each Acquiring Fund to be distributed to Retirement I Fund shareholders will be equal in value to the assets that will be received by the corresponding Retirement I Fund in exchange. The expenses incurred to execute the Reorganizations (including expenses relating to printing and delivering this Statement to shareholders, brokerage, taxes, and any extraordinary items, such as the fees of fund counsel and independent auditors) will be borne by T. Rowe Price. For these reasons, the Board believes that each Fund and its shareholders will not be diluted as a result of the Reorganization.

Therefore, in consideration of these factors, coupled with the fact the Funds have substantially similar portfolios, the Board concluded that each Reorganization is in the best interests of the shareholders of the Retirement I Funds and the Acquiring Funds. T. Rowe Price and the Board believe that shareholders’ interests will be better served over time by completing these transactions.

INFORMATION ABOUT THE REORGANIZATIONS

The following summary of the terms and conditions of the Plans is qualified by reference to the Plans, which are included as Exhibit A to this Statement.

Plans of Reorganization

Each Reorganization will be consummated on or about February 16, 2024, or such other date as is agreed to by each Retirement I Fund and its corresponding Acquiring Fund.

The parties to each Plan may postpone the Closing Date until a later date on which all of the conditions to the obligations of each party under the Plan are satisfied, provided that the Plan may be terminated by either party if the Closing Date does not occur on or before April 16, 2024. See “Conditions to Closing.”

On the Closing Date, each Retirement I Fund will transfer substantially all of its assets to its corresponding Acquiring Fund in exchange for I Class shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net value of the assets so transferred as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date (“Valuation Date”). Each Acquiring Fund will assume or otherwise be responsible for any liabilities of the Retirement I Fund existing on the Valuation Date. The number of I Class shares of the Acquiring Fund issued in the exchange will be determined by dividing the aggregate value of the assets of the Retirement I Fund transferred (computed in accordance with the policies and procedures set forth in the current prospectus of the Acquiring Fund, subject to review and approval by the Retirement I Fund) by the net asset value per share of the Acquiring Fund as of the close of regular trading on the Valuation Date. While it is not possible to determine the exact exchange ratio until the Valuation Date, due to, among other matters, market fluctuations and differences in the relative performance of each Retirement I Fund and Acquiring Fund, the following table indicates the number of Acquiring Fund shares shareholders of each Retirement I Fund would have collectively received had the Reorganization taken place on May 31, 2023.

Retirement I Funds	Acquiring Funds	Number of Shares
Retirement I 2005 Fund—I Class	Retirement 2005 Fund	25,829,577
Retirement I 2010 Fund—I Class	Retirement 2010 Fund	61,054,555
Retirement I 2015 Fund—I Class	Retirement 2015 Fund	132,895,813
Retirement I 2020 Fund—I Class	Retirement 2020 Fund	294,282,786
Retirement I 2025 Fund—I Class	Retirement 2025 Fund	502,246,699
Retirement I 2030 Fund—I Class	Retirement 2030 Fund	467,445,738

Retirement I Funds	Acquiring Funds	Number of Shares
Retirement I 2035 Fund—I Class	Retirement 2035 Fund	457,169,745
Retirement I 2040 Fund—I Class	Retirement 2040 Fund	344,222,689
Retirement I 2045 Fund—I Class	Retirement 2045 Fund	358,823,848
Retirement I 2050 Fund—I Class	Retirement 2050 Fund	406,692,334
Retirement I 2055 Fund—I Class	Retirement 2055 Fund	238,983,128
Retirement I 2060 Fund—I Class	Retirement 2060 Fund	143,833,697
Retirement I 2065 Fund—I Class	Retirement 2065 Fund	19,946,680
Retirement Balanced I Fund—I Class	Retirement Balanced Fund	43,564,249

As soon as practicable after the Closing Date, each Retirement I Fund will distribute, in liquidation of the Retirement I Fund, pro rata to its shareholders of record as of the close of business on the Valuation Date, the full and fractional shares of each Acquiring Fund received in the exchange. The Retirement I Funds will accomplish this distribution by transferring the corresponding Acquiring Fund shares then credited to the account of the Retirement I Fund on the books of the Acquiring Fund to open accounts on the share records of I Class shares of the Acquiring Fund in the names of the Retirement I Fund’s shareholders, and representing the respective pro-rata number of the I Class shares of the Acquiring Fund due to such shareholders. All issued and outstanding shares of the Retirement I Funds will then be simultaneously canceled and redeemed.

The stock transfer books of the Retirement I Funds will be permanently closed as of the close of business on the Valuation Date. The Retirement I Funds will only accept redemption requests received prior to the close of regular trading on the New York Stock Exchange on the Valuation Date. Redemption requests received thereafter will be deemed to be requests for redemption of the Acquiring Fund shares to be distributed to Retirement I Fund shareholders pursuant to each Plan.

Conditions to Closing

The obligation of each Retirement I Fund to transfer its assets to the Acquiring Fund pursuant to each Plan is subject to the satisfaction of certain conditions precedent, including performance by the Acquiring Fund in all material respects of its agreements and undertakings under each Plan, receipt of certain documents from the Acquiring Fund and receipt of a tax opinion of counsel to the Acquiring Fund. The obligation of each Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions precedent, including performance by each Retirement I Fund of its agreements and undertakings under each Plan, receipt of certain documents and financial statements from each Retirement I Fund, and receipt of a tax opinion of counsel to each Retirement I Fund.

The consummation of the Reorganization is subject to a number of conditions set forth in the Plans, some of which may be waived by the Board of the Funds. The Plans may be terminated and the Reorganizations abandoned at any time prior to the Closing Date. See “Other Matters” below.

Expenses of Reorganization

The estimated expenses related to each Reorganization are set forth under the heading, “Who will pay for the Reorganizations?” These costs represent management’s estimate of professional services and fees, any costs related to printing, and mailing, the information statement, brokerage expenses and transaction costs (including taxes and stamps). The costs related to the Reorganizations will be borne by T. Rowe Price and not by the Funds and their shareholders. It is anticipated that substantially all of the Retirement I Funds’ portfolio holdings will transfer to the Acquiring Funds as part of the Reorganizations. Prior to the Reorganizations, any derivatives positions (if applicable) will generally be closed out.

Tax Considerations

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (“IRC”, or “Code”), with no gain or loss recognized as a consequence of the Reorganization by each Acquiring Fund and Retirement I Fund or their shareholders.

The consummation of the transaction contemplated under the Plans is conditioned upon receipt of an opinion from Willkie Farr & Gallagher LLP, counsel to all Funds, to the effect that, on the basis of certain representations of fact by officers of the Retirement I Funds and the Acquiring Funds, the existing provisions of the IRC, current administrative rules and court decisions, for federal income tax purposes:

• No gain or loss will be recognized by the Acquiring Funds or the Retirement I Funds or their shareholders as a result of the Reorganization.

• Shareholders of each Retirement I Fund will carry over the cost basis and holding periods of their Retirement I Fund shares to their new I Class shares.

• The Acquiring Funds will assume the basis and holding periods of the Retirement I Funds’ assets (other than certain assets, if any, subject to mark to market treatment under special tax rules).

To ensure that the transaction qualifies as a tax-free reorganization, it must meet certain requirements—the most important of which are that substantially all of the assets of the Retirement I Funds are transferred and that the Acquiring Funds will maintain the historical business (as defined by the Internal Revenue Services (the “IRS”)) of the Retirement I Fund. In the opinion of counsel and to the best knowledge of the Funds’ officers, the proposed transaction will comply with these and all other relevant requirements.

Other tax consequences to shareholders of the Retirement I Funds are:

• The Retirement Balanced I Fund declares any dividends daily and pays them monthly and the other Retirement I Funds declare any dividends and pay them annually (usually in December). All of the Retirement I Funds declare and pay any capital gains annually (usually in December). Any dividends and capital gains of the Retirement I Funds available for distribution prior to the Reorganizations will be distributed immediately prior to the Closing Date.

Based on the information available at the time of this Statement, it is anticipated that at the respective Closing Date, the Retirement I Funds will not have any tax basis net realized capital losses. Any tax basis net realized capital losses of the Retirement I Funds could be carried forward indefinitely to the applicable Acquiring Fund, although there may be certain limitations under the Code as to the amount that could be used each year by the Combined Fund to offset future tax basis net realized capital gains. In addition, based on the information available at the time of this Statement, it is anticipated that any tax basis net capital losses of the Acquiring Fund at the respective Closing Date can be carried forward indefinitely without annual limitation as to the amount that can be used to offset future tax basis net realized capital gains of the Combined Fund. As of May 31, 2023, none of the Retirement I Funds had any tax basis capital loss carryforwards.

Shareholders should recognize that an opinion of counsel is not binding on the IRS or on any court. The Funds do not expect to obtain a ruling from the IRS regarding the consequences of a Reorganization. Accordingly, if the IRS sought to challenge the tax treatment of a Reorganization and was successful, neither of which is anticipated, the Reorganizations would be treated as a taxable sale of assets of the Retirement I Funds, followed by the taxable liquidation of the Retirement I Funds.

Other Matters

To the extent permitted by law, the Board of the Funds may amend the Plan without shareholder approval or may waive any default by the Retirement I Funds or the Acquiring Fund or the failure to satisfy any of the conditions of their obligations, provided that no such amendment or waiver may be made if it would adversely affect shareholders of the Retirement I Funds or the Acquiring Fund. The Plan may be terminated and the Reorganization abandoned at any time by action of the Board. The Board may, at its election, terminate a Plan in the event that a Reorganization has not closed on or before April 16, 2024.

Description of I Class Shares

Full and fractional I Class shares of each Acquiring Fund will be issued to shareholders of the Retirement I Funds in accordance with the procedures under the Plans as previously described. Each Acquiring Fund share will be fully paid and nonassessable when issued, will have no preemptive or conversion rights, and will be transferrable on its books. Ownership of I Class shares of an Acquiring Fund by former shareholders of the Retirement I Fund will be recorded electronically and the Acquiring Funds will issue a confirmation to such shareholders relating to those shares acquired as a result of the Reorganization.

The voting rights of the Retirement I Funds and the Acquiring Funds are the same. As shareholders of an Acquiring Fund, former shareholders of a Retirement I Fund will have the same voting rights with respect to the Acquiring Fund as they currently have with respect to their Retirement I Fund. Neither the Retirement I Funds nor the Acquiring Funds routinely hold meetings of shareholders. Both the Retirement I Funds and the Acquiring Funds are organized as series of a Maryland corporation. To hold a shareholders’ meeting for a Maryland corporation, one-third of the corporation’s shares entitled to be voted must have been received by proxy or be present in person at the meeting.

Accounting Survivor and Performance Reporting

Each Acquiring Fund will be the surviving fund for accounting, tax, and performance reporting purposes. The Acquiring Fund’s historical financial statements will be utilized for all financial reporting after each Reorganization. In addition, the performance of each Acquiring Fund will be used for reporting purposes after the Reorganization.

Capitalization

The following tables show the unaudited capitalization of each Retirement I Fund and Acquiring Fund (as of each period indicated in the table), and on a pro forma basis as of that date giving effect to the proposed acquisition of fund assets. The actual net assets of the Retirement I Funds and Acquiring Funds on the Valuation Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.

Retirement I 2005 Fund—I Class into Retirement 2005 Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement I 2005 Fund—I Class
I Class	$287,741	$10.86	26,495
Retirement 2005 Fund
Investor Class	874,422	11.14	78,471
Advisor Class	31,688	11.09	2,857
R Class	34,679	11.17	3,104

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		(665)

Pro Forma Combined
Investor Class	874,422	11.14	78,471
I Class	287,741	11.14	25,830
Advisor Class	31,688	11.09	2,857
R Class	34,679	11.17	3,104

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Retirement I 2010 Fund—I Class into Retirement 2010 Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement I 2010 Fund—I Class
I Class	$857,816	$11.16	76,845
Retirement 2010 Fund
Investor Class	2,429,661	14.05	172,898
Advisor Class	145,593	13.96	10,430
R Class	89,265	13.82	6,461

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		(15,791)

Pro Forma Combined
Investor Class	2,429,661	14.05	172,898
I Class	857,816	14.05	61,054
Advisor Class	145,593	13.96	10,430
R Class	89,265	13.82	6,461

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Retirement I 2015 Fund—I Class into Retirement 2015 Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement I 2015 Fund—I Class
I Class	$1,556,210	$11.64	133,682
Retirement 2015 Fund
Investor Class	3,704,025	11.71	316,437
Advisor Class	173,770	11.66	14,908
R Class	126,491	11.48	11,018

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		(786)

Pro Forma Combined
Investor Class	3,704,025	11.71	316,437
I Class	1,556,210	11.71	132,896
Advisor Class	173,770	11.66	14,908
R Class	126,491	11.48	11,018

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Retirement I 2020 Fund—I Class into Retirement 2020 Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement I 2020 Fund—I Class
I Class	$5,144,063	$12.19	421,966
Retirement 2020 Fund
Investor Class	8,895,198	17.48	508,865
Advisor Class	749,916	17.28	43,387
R Class	627,678	17.01	36,900

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		(127,683)

Pro Forma Combined
Investor Class	8,895,198	17.48	508,865
I Class	5,144,063	17.48	294,283
Advisor Class	749,916	17.28	43,387
R Class	627,678	17.01	36,900

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Retirement I 2025 Fund—I Class into Retirement 2025 Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement I 2025 Fund—I Class
I Class	$7,694,419	$13.09	587,891
Retirement 2025 Fund
Investor Class	10,076,151	15.32	657,705
Advisor Class	823,336	15.20	54,179
R Class	782,931	14.94	52,422

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		(85,644)

Pro Forma Combined
Investor Class	10,076,151	15.32	657,705
I Class	7,694,419	15.32	502,247
Advisor Class	823,336	15.20	54,179
R Class	782,931	14.94	52,422

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Retirement I 2030 Fund—I Class into Retirement 2030 Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement I 2030 Fund—I Class
I Class	$10,765,275	$13.71	785,134
Retirement 2030 Fund
Investor Class	13,209,420	23.03	573,660
Advisor Class	1,549,412	22.73	68,179
R Class	1,413,617	22.40	63,096

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		(317,688)

Pro Forma Combined
Investor Class	13,209,420	23.03	573,660
I Class	10,765,275	23.03	467,446
Advisor Class	1,549,412	22.73	68,179
R Class	1,413,617	22.40	63,096

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Retirement I 2035 Fund—I Class into Retirement 2035 Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement I 2035 Fund—I Class
I Class	$8,265,629	$14.36	575,534
Retirement 2035 Fund
Investor Class	8,910,289	18.08	492,739
Advisor Class	871,293	17.94	48,569
R Class	923,745	17.63	52,399

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		(118,364)

Pro Forma Combined
Investor Class	8,910,289	18.08	492,739
I Class	8,265,629	18.08	457,170
Advisor Class	871,293	17.94	48,569
R Class	923,745	17.63	52,399

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Retirement I 2040 Fund—I Class into Retirement 2040 Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement I 2040 Fund—I Class
I Class	$8,936,021	$14.66	609,365
Retirement 2040 Fund
Investor Class	9,431,608	25.96	363,361
Advisor Class	1,235,211	25.63	48,199
R Class	1,170,564	25.32	46,227

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		(265,143)

Pro Forma Combined
Investor Class	9,431,608	25.96	363,361
I Class	8,936,021	25.96	344,222
Advisor Class	1,235,211	25.63	48,199
R Class	1,170,564	25.32	46,227

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Retirement I 2045 Fund—I Class into Retirement 2045 Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement I 2045 Fund—I Class
I Class	$6,602,359	$15.06	438,508
Retirement 2045 Fund
Investor Class	5,836,177	18.40	317,137
Advisor Class	668,317	18.22	36,689
R Class	699,742	17.90	39,089

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		(79,685)

Pro Forma Combined
Investor Class	5,836,177	18.40	317,137
I Class	6,602,359	18.40	358,823
Advisor Class	668,317	18.22	36,689
R Class	699,742	17.90	39,089

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Retirement I 2050 Fund—I Class into Retirement 2050 Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement I 2050 Fund—I Class
I Class	$6,340,333	$15.06	421,046
Retirement 2050 Fund
Investor Class	4,769,094	15.59	305,840
Advisor Class	829,331	15.38	53,927
R Class	797,901	15.16	52,622

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		(14,354)

Pro Forma Combined
Investor Class	4,769,094	15.59	305,840
I Class	6,340,333	15.59	406,692
Advisor Class	829,331	15.38	53,927
R Class	797,901	15.16	52,622

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Retirement I 2055 Fund—I Class into Retirement 2055 Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement I 2055 Fund—I Class
I Class	$3,881,086	$15.26	254,396
Retirement 2055 Fund
Investor Class	2,981,436	16.24	183,556
Advisor Class	456,971	16.07	28,445
R Class	476,602	15.90	29,980

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		(15,413)

Pro Forma Combined
Investor Class	2,981,436	16.24	183,556
I Class	3,881,086	16.24	238,983
Advisor Class	456,971	16.07	28,445
R Class	476,602	15.90	29,980

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Retirement I 2060 Fund—I Class into Retirement 2060 Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement I 2060 Fund—I Class
I Class	$1,937,440	$15.46	125,350
Retirement 2060 Fund
Investor Class	1,237,108	13.47	91,835
Advisor Class	197,258	13.35	14,771
R Class	187,351	13.23	14,160

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		18,484

Pro Forma Combined
Investor Class	1,237,108	13.47	91,835
I Class	1,937,440	13.47	143,834
Advisor Class	197,258	13.35	14,771
R Class	187,351	13.23	14,160

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Retirement I 2065 Fund—I Class into Retirement 2065 Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement I 2065 Fund—I Class
I Class	$207,645	$10.58	19,632
Retirement 2065 Fund
Investor Class	138,755	10.41	13,328
Advisor Class	7,459	10.37	720
R Class	5,051	10.35	488

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		315

Pro Forma Combined
Investor Class	138,755	10.41	13,328
I Class	207,645	10.41	19,947
Advisor Class	7,459	10.37	720
R Class	5,051	10.35	488

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

Retirement Balanced I Fund—I Class into Retirement Balanced Fund—I Class

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Retirement Balanced I Fund—I Class
I Class	$536,712	$10.84	49,509
Retirement Balanced Fund
Investor Class	1,454,350	12.32	118,086
Advisor Class	80,450	12.32	6,528
R Class	115,796	12.31	9,406

Pro Forma Adjustments**
Investor Class	—		—
I Class	—		(5,944)

Pro Forma Combined
Investor Class	1,454,350	12.32	118,086
I Class	536,712	12.32	43,565
Advisor Class	80,450	12.32	6,528
R Class	115,796	12.31	9,406

* Information is as of May 31, 2023.

** Pro forma adjustments to Shares Outstanding reflect the change in shares of the Retirement I Fund upon conversion into the I Class of the Acquiring Fund, as described in “Plans of Reorganization” under “Information About the Reorganization.”

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables, which provide information about the financial history for each Acquiring Fund, are based on a single share outstanding throughout the periods shown. No financial history is shown for the Acquiring Funds’ I Classes because they incepted on November 13, 2023, and were not in operation at the end of the prior fiscal year. The Acquiring Fund’s financial performance for the periods indicated are for Investor Class shares of the Acquiring Fund. Investor Class shares would have substantially similar performance to the I Class shares because Investor Class shares and I Class shares invest in the same portfolio of securities and performance would differ only to the extent Investor Class shares and I Class shares do not have the same expenses. The actual returns of I Class shares would have been higher than those of Investor Class shares because I Class shares have lower expenses than Investor Class shares.

The Financial Highlights tables are based on a single share outstanding throughout the periods shown. The tables are part of each Acquiring Fund’s financial statements,

which are included in its annual report and are incorporated by reference into the SAI (available upon request). The Acquiring Funds’ total returns may be higher or lower than the investment results of the individual underlying T. Rowe Price Funds. The financial statements in the annual report were audited by the Acquiring Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP.

T. ROWE PRICE RETIREMENT 2005 FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended
	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
NET ASSET VALUE
Beginning of period	$12.43	$14.74	$13.39	$13.15	$13.62

Investment activities
Net investment income(1)(2)	0.36	0.28	0.19	0.28	0.30
Net realized and unrealized gain/loss	(0.53)	(1.14)	2.36	0.46	0.09
Total from investment activities	(0.17)	(0.86)	2.55	0.74	0.39

Distributions
Net investment income	(0.35)	(0.29)	(0.24)	(0.32)	(0.31)
Net realized gain	(0.77)	(1.16)	(0.96)	(0.18)	(0.55)
Total distributions	(1.12)	(1.45)	(1.20)	(0.50)	(0.86)

NET ASSET VALUE
End of period	$11.14	$12.43	$14.74	$13.39	$13.15

Ratios/Supplemental Data
Total return(2)(3)(4)	(1.11)%	(6.68)%	19.57%	5.55%	3.32%

Ratios to average net assets:(2)
Gross expenses before payments by Price Associates(4)	0.49%	0.49%	0.52%	0.07%	0.00%
Net expenses after payments by Price Associates(4)	0.49%	0.49%	0.52%	0.07%	0.00%
Weighted average net expenses of underlying Price Funds(5)	0.00%	0.00%	0.00%	0.45%	0.53%
Effective net expenses	0.49%	0.49%	0.52%	0.52%	0.53%
Net investment income(4)	3.15%	1.99%	1.33%	2.08%	2.25%

Portfolio turnover rate(4)	22.4%	33.5%	28.8%	27.1%	17.8%
Net assets, end of period (in millions)	$874	$1,025	$1,242	$1,132	$1,212

(1)	Per share amounts calculated using average shares outstanding method.
(2)

Includes the impact of expense-related arrangements with Price Associates. Effective April 8, 2020, the fund began charging an all-inclusive management fee based on the class’ average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

(3)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(4)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(5)

Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE RETIREMENT 2010 FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended
	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
NET ASSET VALUE
Beginning of period	$15.86	$19.36	$17.55	$17.34	$18.26

Investment activities
Net investment income(1)(2)	0.44	0.34	0.24	0.36	0.39
Net realized and unrealized gain/loss	(0.65)	(1.45)	3.38	0.67	0.07
Total from investment activities	(0.21)	(1.11)	3.62	1.03	0.46

Distributions
Net investment income	(0.42)	(0.37)	(0.31)	(0.42)	(0.40)
Net realized gain	(1.18)	(2.02)	(1.50)	(0.40)	(0.98)
Total distributions	(1.60)	(2.39)	(1.81)	(0.82)	(1.38)

NET ASSET VALUE
End of period	$14.05	$15.86	$19.36	$17.55	$17.34

Ratios/Supplemental Data
Total return(2)(3)(4)	(1.02)%	(6.80)%	21.29%	5.83%	3.09%

Ratios to average net assets:(2)
Gross expenses before payments by Price Associates(4)	0.49%	0.49%	0.52%	0.07%	0.00%
Net expenses after payments by Price Associates(4)	0.49%	0.49%	0.52%	0.07%	0.00%
Weighted average net expenses of underlying Price Funds(5)	0.00%	0.00%	0.00%	0.45%	0.53%
Effective net expenses	0.49%	0.49%	0.52%	0.52%	0.53%
Net investment income(4)	3.00%	1.88%	1.29%	2.05%	2.21%

Portfolio turnover rate(4)	25.0%	29.4%	26.8%	25.5%	16.1%
Net assets, end of period (in millions)	$2,430	$2,762	$3,435	$3,169	$3,444

(1)	Per share amounts calculated using average shares outstanding method.
(2)

Includes the impact of expense-related arrangements with Price Associates. Effective April 8, 2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

(3)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(4)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(5)

Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE RETIREMENT 2015 FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended
	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
NET ASSET VALUE
Beginning of period	$13.27	$15.87	$14.03	$13.95	$15.00

Investment activities
Net investment income(1)(2)	0.35	0.27	0.19	0.28	0.30
Net realized and unrealized gain/loss	(0.51)	(1.20)	3.00	0.56	_ (3)
Total from investment activities	(0.16)	(0.93)	3.19	0.84	0.30

Distributions
Net investment income	(0.33)	(0.27)	(0.25)	(0.32)	(0.32)
Net realized gain	(1.07)	(1.40)	(1.10)	(0.44)	(1.03)
Total distributions	(1.40)	(1.67)	(1.35)	(0.76)	(1.35)

NET ASSET VALUE
End of period	$11.71	$13.27	$15.87	$14.03	$13.95

Ratios/Supplemental Data
Total return(2)(4)(5)	(0.86)%	(6.79)%	23.42%	5.86%	2.70%

Ratios to average net assets:(2)
Gross expenses before payments by Price Associates(5)	0.51%	0.51%	0.55%	0.07%	0.00%
Net expenses after payments by Price Associates(5)	0.51%	0.51%	0.55%	0.07%	0.00%
Weighted average net expenses of underlying Price Funds(6)	0.00%	0.00%	0.00%	0.48%	0.56%
Effective net expenses	0.51%	0.51%	0.55%	0.55%	0.56%
Net investment income(5)	2.85%	1.76%	1.23%	1.97%	2.10%

Portfolio turnover rate(5)	23.5%	28.9%	30.4%	23.7%	16.2%
Net assets, end of period (in millions)	$3,704	$4,299	$5,295	$4,887	$5,593

(1)	Per share amounts calculated using average shares outstanding method.
(2)

Includes the impact of expense-related arrangements with Price Associates. Effective April 8, 2020, the fund began charging an all-inclusive management fee based on the class’ average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

(3)	Amounts round to less than $0.01 per share.
(4)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(5)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(6)

Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended
	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
NET ASSET VALUE
Beginning of period	$19.95	$24.28	$21.20	$21.07	$22.63

Investment activities
Net investment income(1)(2)	0.49	0.38	0.27	0.41	0.43
Net realized and unrealized gain/loss	(0.73)	(1.82)	5.04	0.94	(0.11)
Total from investment activities	(0.24)	(1.44)	5.31	1.35	0.32

Distributions
Net investment income	(0.47)	(0.38)	(0.34)	(0.48)	(0.45)
Net realized gain	(1.76)	(2.51)	(1.89)	(0.74)	(1.43)
Total distributions	(2.23)	(2.89)	(2.23)	(1.22)	(1.88)

NET ASSET VALUE
End of period	$17.48	$19.95	$24.28	$21.20	$21.07

Ratios/Supplemental Data
Total return(2)(3)(4)	(0.79)%	(7.03)%	25.87%	6.19%	2.15%

Ratios to average net assets:(2)
Gross expenses before payments by Price Associates(4)	0.53%	0.53%	0.57%	0.07%	0.00%
Net expenses after payments by Price Associates(4)	0.53%	0.53%	0.57%	0.07%	0.00%
Weighted average net expenses of underlying Price Funds(5)	0.00%	0.00%	0.00%	0.51%	0.59%
Effective net expenses	0.53%	0.53%	0.57%	0.58%	0.59%
Net investment income(4)	2.68%	1.64%	1.15%	1.91%	1.99%

Portfolio turnover rate(4)	21.3%	31.3%	36.4%	18.8%	15.8%
Net assets, end of period (in millions)	$8,895	$10,543	$13,502	$12,816	$14,896

(1)	Per share amounts calculated using average shares outstanding method.
(2)

Includes the impact of expense-related arrangements with Price Associates. Eﬀective April 8, 2020, the fund began charging an all-inclusive management fee based on the class’ average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

(3)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(4)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(5)

Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended
	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
NET ASSET VALUE
Beginning of period	$17.36	$20.86	$16.94	$16.73	$17.70

Investment activities
Net investment income(1)(2)	0.37	0.28	0.20	0.31	0.32
Net realized and unrealized gain/loss	(0.56)	(1.66)	4.73	0.78	(0.13)
Total from investment activities	(0.19)	(1.38)	4.93	1.09	0.19

Distributions
Net investment income	(0.35)	(0.27)	(0.25)	(0.36)	(0.32)
Net realized gain	(1.50)	(1.85)	(0.76)	(0.52)	(0.84)
Total distributions	(1.85)	(2.12)	(1.01)	(0.88)	(1.16)

NET ASSET VALUE
End of period	$15.32	$17.36	$20.86	$16.94	$16.73

Ratios/Supplemental Data
Total return(2)(3)(4)	(0.63)%	(7.60)%	29.64%	6.28%	1.70%

Ratios to average net assets:(2)
Gross expenses before payments by Price Associates(4)	0.55%	0.55%	0.61%	0.08%	0.00%
Net expenses after payments by Price Associates(4)	0.55%	0.55%	0.61%	0.08%	0.00%
Weighted average net expenses of underlying Price Funds(5)	0.00%	0.00%	0.00%	0.54%	0.63%
Effective net expenses	0.55%	0.55%	0.61%	0.62%	0.63%
Net investment income(4)	2.34%	1.41%	1.04%	1.81%	1.84%

Portfolio turnover rate(4)	23.2%	34.7%	33.1%	19.4%	18.8%
Net assets, end of period (in millions)	$10,076	$11,694	$14,670	$12,952	$14,164

(1)	Per share amounts calculated using average shares outstanding method.
(2)

Includes the impact of expense-related arrangements with Price Associates. Effective April 8, 2020, the fund began charging an all-inclusive management fee based on the class’ average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

(3)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(4)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(5)

Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended
	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
NET ASSET VALUE
Beginning of period	$25.89	$30.98	$24.48	$24.29	$26.16

Investment activities
Net investment income(1)(2)	0.44	0.34	0.25	0.43	0.43
Net realized and unrealized gain/loss	(0.67)	(2.65)	7.80	1.17	(0.33)
Total from investment activities	(0.23)	(2.31)	8.05	1.60	0.10

Distributions
Net investment income	(0.43)	(0.32)	(0.31)	(0.49)	(0.44)
Net realized gain	(2.20)	(2.46)	(1.24)	(0.92)	(1.53)
Total distributions	(2.63)	(2.78)	(1.55)	(1.41)	(1.97)

NET ASSET VALUE
End of period	$23.03	$25.89	$30.98	$24.48	$24.29

Ratios/Supplemental Data
Total return(2)(3)(4)	(0.41)%	(8.42)%	33.53%	6.28%	1.14%

Ratios to average net assets:(2)
Gross expenses before payments by Price Associates(4)	0.58%	0.59%	0.64%	0.09%	0.00%
Net expenses after payments by Price Associates(4)	0.58%	0.59%	0.64%	0.09%	0.00%
Weighted average net expenses of underlying Price Funds(5)	0.00%	0.00%	0.00%	0.57%	0.66%
Effective net expenses	0.58%	0.59%	0.64%	0.66%	0.66%
Net investment income(4)	1.87%	1.13%	0.89%	1.70%	1.70%

Portfolio turnover rate(4)	24.3%	33.0%	29.4%	16.8%	18.1%
Net assets, end of period (in millions)	$13,209	$14,783	$18,187	$15,610	$17,008

(1)	Per share amounts calculated using average shares outstanding method.
(2)

Includes the impact of expense-related arrangements with Price Associates. Effective April 8, 2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

(3)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(4)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(5)

Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended
	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
NET ASSET VALUE
Beginning of period	$19.84	$23.37	$17.87	$17.77	$19.18

Investment activities
Net investment income(1)(2)	0.28	0.21	0.15	0.30	0.29
Net realized and unrealized gain/loss	(0.39)	(2.16)	6.37	0.88	(0.31)
Total from investment activities	(0.11)	(1.95)	6.52	1.18	(0.02	)(3)

Distributions
Net investment income	(0.26)	(0.20)	(0.20)	(0.34)	(0.29)
Net realized gain	(1.39)	(1.38)	(0.82)	(0.74)	(1.10)
Total distributions	(1.65)	(1.58)	(1.02)	(1.08)	(1.39)

NET ASSET VALUE
End of period	$18.08	$19.84	$23.37	$17.87	$17.77

Ratios/Supplemental Data
Total return(2)(4)(5)	(0.12)%	(9.15)%	37.15%	6.29%	0.66%

Ratios to average net assets:(2)
Gross expenses before payments by Price Associates(5)	0.59%	0.60%	0.67%	0.09%	0.00%
Net expenses after payments by Price Associates(5)	0.59%	0.60%	0.67%	0.09%	0.00%
Weighted average net expenses of underlying Price Funds(6)	0.00%	0.00%	0.00%	0.59%	0.68%
Effective net expenses	0.59%	0.60%	0.67%	0.68%	0.68%
Net investment income(5)	1.55%	0.92%	0.74%	1.62%	1.56%

Portfolio turnover rate(5)	24.8%	30.9%	24.0%	17.8%	18.8%
Net assets, end of period (in millions)	$8,910	$9,688	$12,006	$10,080	$10,735

(1)	Per share amounts calculated using average shares outstanding method.
(2)

Includes the impact of expense-related arrangements with Price Associates. Effective April 8, 2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

(3)	The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(5)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(6)

Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended
	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
NET ASSET VALUE
Beginning of period	$28.24	$33.78	$25.28	$25.25	$27.59

Investment activities
Net investment income(1)(2)	0.35	0.26	0.18	0.39	0.37
Net realized and unrealized gain/loss	(0.46)	(3.21)	9.83	1.29	(0.52)
Total from investment activities	(0.11)	(2.95)	10.01	1.68	(0.15	)(3)

Distributions
Net investment income	(0.37)	(0.24)	(0.25)	(0.45)	(0.39)
Net realized gain	(1.80)	(2.35)	(1.26)	(1.20)	(1.80)
Total distributions	(2.17)	(2.59)	(1.51)	(1.65)	(2.19)

NET ASSET VALUE
End of period	$25.96	$28.24	$33.78	$25.28	$25.25

Ratios/Supplemental Data
Total return(2)(4)(5)	0.07%	(9.65)%	40.35%	6.24%	0.32%

Ratios to average net assets:(2)
Gross expenses before payments by Price Associates(5)	0.60%	0.61%	0.69%	0.09%	0.00%
Net expenses after payments by Price Associates(5)	0.60%	0.61%	0.69%	0.09%	0.00%
Weighted average net expenses of underlying Price Funds(6)	0.00%	0.00%	0.00%	0.61%	0.70%
Effective net expenses	0.60%	0.61%	0.69%	0.70%	0.70%
Net investment income(5)	1.33%	0.79%	0.60%	1.51%	1.41%

Portfolio turnover rate(5)	23.9%	28.5%	21.5%	15.7%	18.5%
Net assets, end of period (in millions)	$9,432	$10,408	$12,999	$10,777	$11,729

(1)	Per share amounts calculated using average shares outstanding method.
(2)

Includes the impact of expense-related arrangements with Price Associates. Eﬀective April 8, 2020, the fund began charging an all-inclusive management fee based on the class’ average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

(3)	The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(5)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(6)

Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended
	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
NET ASSET VALUE
Beginning of period	$19.77	$23.46	$17.21	$17.18	$18.73

Investment activities
Net investment income(1)(2)	0.22	0.16	0.11	0.26	0.24
Net realized and unrealized gain/loss	(0.24)	(2.27)	7.09	0.87	(0.38)
Total from investment activities	(0.02)	(2.11)	7.20	1.13	(0.14)

Distributions
Net investment income	(0.22)	(0.15)	(0.16)	(0.29)	(0.25)
Net realized gain	(1.13)	(1.43)	(0.79)	(0.81)	(1.16)
Total distributions	(1.35)	(1.58)	(0.95)	(1.10)	(1.41)

NET ASSET VALUE
End of period	$18.40	$19.77	$23.46	$17.21	$17.18

Ratios/Supplemental Data
Total return(2)(3)(4)	0.31%	(9.82)%	42.57%	6.14%	0.06%

Ratios to average net assets:(2)
Gross expenses before payments by Price Associates(4)	0.62%	0.63%	0.71%	0.09%	0.00%
Net expenses after payments by Price Associates(4)	0.62%	0.63%	0.71%	0.09%	0.00%
Weighted average net expenses of underlying Price Funds(5)	0.00%	0.00%	0.00%	0.62%	0.71%
Effective net expenses	0.62%	0.63%	0.71%	0.71%	0.71%
Net investment income(4)	1.20%	0.70%	0.51%	1.44%	1.33%

Portfolio turnover rate(4)	24.5%	31.1%	21.8%	19.9%	22.1%
Net assets, end of period (in millions)	$5,836	$6,314	$7,938	$6,515	$6,833

(1)	Per share amounts calculated using average shares outstanding method.
(2)

Includes the impact of expense-related arrangements with Price Associates. Effective April 8, 2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

(3)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(4)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(5)

Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended
	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
NET ASSET VALUE
Beginning of period	$16.73	$19.86	$14.54	$14.49	$15.74

Investment activities
Net investment income(1)(2)	0.18	0.13	0.09	0.22	0.20
Net realized and unrealized gain/loss	(0.17)	(1.91)	6.00	0.73	(0.32)
Total from investment activities	0.01	(1.78)	6.09	0.95	(0.12)

Distributions
Net investment income	(0.18)	(0.13)	(0.13)	(0.24)	(0.20)
Net realized gain	(0.97)	(1.22)	(0.64)	(0.66)	(0.93)
Total distributions	(1.15)	(1.35)	(0.77)	(0.90)	(1.13)

NET ASSET VALUE
End of period	$15.59	$16.73	$19.86	$14.54	$14.49

Ratios/Supplemental Data
Total return(2)(3)(4)	0.41%	(9.82)%	42.59%	6.14%	0.04%

Ratios to average net assets:(2)
Gross expenses before payments by Price Associates(4)	0.63%	0.64%	0.71%	0.10%	0.00%
Net expenses after payments by Price Associates(4)	0.63%	0.64%	0.71%	0.10%	0.00%
Weighted average net expenses of underlying Price Funds(5)	0.00%	0.00%	0.00%	0.62%	0.71%
Effective net expenses	0.63%	0.64%	0.71%	0.72%	0.71%
Net investment income(4)	1.17%	0.69%	0.52%	1.44%	1.34%

Portfolio turnover rate(4)	26.0%	32.5%	24.0%	22.5%	25.5%
Net assets, end of period (in millions)	$4,769	$5,144	$6,402	$5,282	$5,344

(1)	Per share amounts calculated using average shares outstanding method.
(2)

Includes the impact of expense-related arrangements with Price Associates. Effective April 8, 2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

(3)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(4)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(5)

Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended
	5/31/23		5/31/22	5/31/21	5/31/20	5/31/19
NET ASSET VALUE
Beginning of period	$17.32		$20.36	$14.77	$14.68	$15.80

Investment activities
Net investment income(1)(2)	0.19		0.13	0.09	0.22	0.20
Net realized and unrealized gain/loss	(0.20)		(1.99)	6.12	0.73	(0.31)
Total from investment activities	(0.01	)(3)	(1.86)	6.21	0.95	(0.11)

Distributions
Net investment income	(0.18)		(0.13)	(0.13)	(0.25)	(0.19)
Net realized gain	(0.89)		(1.05)	(0.49)	(0.61)	(0.82)
Total distributions	(1.07)		(1.18)	(0.62)	(0.86)	(1.01)

NET ASSET VALUE
End of period	$16.24		$17.32	$20.36	$14.77	$14.68

Ratios/Supplemental Data
Total return(2)(4)(5)	0.29%		(9.87)%	42.61%	6.07%	0.02%

Ratios to average net assets:(2)
Gross expenses before payments by Price Associates(5)	0.64%		0.65%	0.71%	0.10%	0.00%
Net expenses after payments by Price Associates(5)	0.64%		0.65%	0.71%	0.10%	0.00%
Weighted average net expenses of underlying Price Funds(6)	0.00%		0.00%	0.00%	0.62%	0.72%
Effective net expenses	0.64%		0.65%	0.71%	0.72%	0.72%
Net investment income(5)	1.15%		0.67%	0.50%	1.44%	1.33%

Portfolio turnover rate(5)	28.3%		35.1%	24.8%	25.4%	24.9%
Net assets, end of period (in millions)	$2,981		$3,033	$3,615	$2,928	$2,786

(1)	Per share amounts calculated using average shares outstanding method.
(2)

Includes the impact of expense-related arrangements with Price Associates. Effective April 8, 2020, the fund began charging an all-inclusive management fee based on the class’ average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

(3)	The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(5)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(6)

Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE RETIREMENT 2060 FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended
	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
NET ASSET VALUE
Beginning of period	$14.20	$16.42	$11.79	$11.60	$12.23

Investment activities
Net investment income(1)(2)	0.15	0.11	0.07	0.17	0.16
Net realized and unrealized gain/loss	(0.15)	(1.63)	4.91	0.57	(0.22)
Total from investment activities	_ (3)	(1.52)	4.98	0.74	(0.06)

Distributions
Net investment income	(0.16)	(0.11)	(0.11)	(0.19)	(0.14)
Net realized gain	(0.57)	(0.59)	(0.24)	(0.36)	(0.43)
Total distributions	(0.73)	(0.70)	(0.35)	(0.55)	(0.57)

NET ASSET VALUE
End of period	$13.47	$14.20	$16.42	$11.79	$11.60

Ratios/Supplemental Data
Total return(2)(4)(5)	0.27%	(9.82)%	42.64%	6.05%	0.03%

Ratios to average net assets:(2)
Gross expenses before payments by Price Associates(5)	0.64%	0.65%	0.71%	0.11%	0.00%
Net expenses after payments by Price Associates(5)	0.64%	0.65%	0.71%	0.11%	0.00%
Weighted average net expenses of underlying Price Funds(6)	0.00%	0.00%	0.00%	0.60%	0.72%
Effective net expenses	0.64%	0.65%	0.71%	0.71%	0.72%
Net investment income(5)	1.16%	0.66%	0.52%	1.42%	1.34%

Portfolio turnover rate(5)	24.8%	37.6%	32.0%	23.1%	23.7%
Net assets, end of period (in millions)	$1,237	$1,097	$1,175	$806	$558

(1)	Per share amounts calculated using average shares outstanding method.
(2)

Includes the impact of expense-related arrangements with Price Associates. Effective April 8, 2020, the fund began charging an all-inclusive management fee based on the class’ average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

(3)	The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(5)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(6)

Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE RETIREMENT 2065 FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended			10/13/20(1) Through
	5/31/23		5/31/22	5/31/21
NET ASSET VALUE
Beginning of period	$10.77		$12.33	$10.00

Investment activities
Net investment income (loss)(2)(3)	0.12		0.09	(0.03)
Net realized and unrealized gain/loss	(0.12	)(4)	(1.23)	2.49
Total from investment activities	—	(5)	(1.14)	2.46

Distributions
Net investment income	(0.12)		(0.12)	(0.09)
Net realized gain	(0.24)		(0.30)	(0.04)
Total distributions	(0.36)		(0.42)	(0.13)

NET ASSET VALUE
End of period	$10.41		$10.77	$12.33

Ratios/Supplemental Data
Total return(3)(6)(7)	0.26%		(9.69)%	24.79%

Ratios to average net assets:(3)
Gross expenses before payments by Price Associates(7)	0.64%		0.64%	0.68	%(8)
Net expenses after payments by Price Associates(7)	0.64%		0.64%	0.68	%(8)
Net investment income (loss)(7)	1.15%		0.74%	(0.34	)%(8)

Portfolio turnover rate(7)	28.4%		51.9%	16.8%
Net assets, end of period (in thousands)	$138,755		$81,051	$25,710

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)

The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

(5)	Amounts round to less than $0.01 per share.
(6)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(7)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(8)	Annualized

T. ROWE PRICE RETIREMENT BALANCED FUND

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Investor Class
	Year Ended
	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
NET ASSET VALUE
Beginning of period	$13.80	$16.59	$15.03	$14.72	$15.33

Investment activities
Net investment income(1)(2)	0.43	0.32	0.18	0.27	0.28
Net realized and unrealized gain/loss	(0.62)	(1.19)	2.80	0.55	0.11
Total from investment activities	(0.19)	(0.87)	2.98	0.82	0.39

Distributions
Net investment income	(0.44)	(0.33)	(0.19)	(0.28)	(0.29)
Net realized gain	(0.85)	(1.59)	(1.23)	(0.23)	(0.71)
Total distributions	(1.29)	(1.92)	(1.42)	(0.51)	(1.00)

NET ASSET VALUE
End of period	$12.32	$13.80	$16.59	$15.03	$14.72

Ratios/Supplemental Data
Total return(2)(3)(4)	(1.18)%	(6.12)%	20.48%	5.55%	2.90%

Ratios to average net assets:(2)
Gross expenses before payments by Price Associates(4)	0.49%	0.49%	0.50%	0.07%	0.00%
Net expenses after payments by Price Associates(4)	0.49%	0.49%	0.50%	0.07%	0.00%
Weighted average net expenses of underlying Price Funds(5)	0.00%	0.00%	0.00%	0.43%	0.51%
Effective net expenses	0.49%	0.49%	0.50%	0.50%	0.51%
Net investment income(4)	3.33%	2.06%	1.12%	1.80%	1.90%

Portfolio turnover rate(4)	22.8%	32.2%	35.4%	29.4%	15.7%
Net assets, end of period (in millions)	$1,454	$1,697	$1,950	$1,670	$1,754

(1)	Per share amounts calculated using average shares outstanding method.
(2)

Includes the impact of expense-related arrangements with Price Associates. Effective April 8, 2020, the fund began charging an all-inclusive management fee based on the class’ average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

(3)

Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.

(4)

Reflects the activity of the fund, and does not include the activity of the underlying Price Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

(5)

Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

FINANCIAL STATEMENTS

The financial statements of each Retirement I Fund and each Acquiring Fund that are included in each Fund’s annual report to shareholders are incorporated by reference into the SAI and have been audited by PricewaterhouseCoopers LLP. Copies of the reports are available by request as described above.

COMPARISON OF INVESTMENT OBJECTIVES,
POLICIES, AND RESTRICTIONS

The investment objectives, policies, and restrictions of the Funds are described in greater detail in their respective prospectuses. The investment objective is a fundamental policy and shareholder approval is required to substantially change it.

What are the Funds’ investment programs?

The following tables show a comparison of the Funds' investment objectives and principal investment strategies.

Retirement I 2005 Fund—I Class
Retirement I 2010 Fund—I Class
Retirement I 2015 Fund—I Class
Retirement I 2020 Fund—I Class
Retirement I 2025 Fund—I Class
Retirement I 2030 Fund—I Class
Retirement I 2035 Fund—I Class
Retirement I 2040 Fund—I Class
Retirement I 2045 Fund—I Class
Retirement I 2050 Fund—I Class
Retirement I 2055 Fund—I Class
Retirement I 2060 Fund—I Class
Retirement I 2065 Fund—I Class

Retirement 2005 Fund
Retirement 2010 Fund
Retirement 2015 Fund
Retirement 2020 Fund
Retirement 2025 Fund
Retirement 2030 Fund
Retirement 2035 Fund
Retirement 2040 Fund
Retirement 2045 Fund
Retirement 2050 Fund
Retirement 2055 Fund
Retirement 2060 Fund
Retirement 2065 Fund

Investment Objective	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.	Same
Summary of Principal Investment Strategies

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. The fund’s allocation among T. Rowe Price mutual funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and

Same (including the same underlying funds and neutral allocations used to implement the strategies)

likely stop making new investments in the fund. The fund is designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” that represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

The glide path provides for a neutral allocation to stocks at the target retirement date in its name of 55%. The fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus or minus 5%. The target allocation and the actual allocations may differ due to significant market movements or cash flows.

The fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The fund invests in the Z Class of each of its underlying funds.

	Retirement Balanced I Fund—I Class	Retirement Balanced Fund
Investment Objective	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.	Same
Summary of Principal Investment Strategies

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund’s “neutral

Same (including the same underlyings funds and neutral allocations used to implement the strategies)

allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor’s overall retirement strategy, but is not intended as a complete solution to an investor’s retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus or minus 5%.

The fund’s overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a

“diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The fund invests in the Z Class of each of its underlying funds.

What are the Funds’ investment policies and restrictions?

The Funds have identical fundamental investment restrictions and policies, each of which is set forth in the Statement of Additional Information. As fundamental policies, the Funds may not:

• Borrow money, except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings that come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law. In addition, the Target Date Funds may not, in any manner, transfer as collateral for indebtedness any securities owned by the fund except in connection with permissible borrowings, which in no event will exceed 33⅓% of the fund’s total assets valued at market;

• Purchase or sell commodities, except to the extent permitted by applicable law;

• Concentrate in any industry, except that the funds will concentrate (invest more than 25% of net assets) in the mutual fund industry;

• Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

• Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 5% of the value of the funds’ total assets would be invested in the securities of a single issuer, except for cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies;

• Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies);

• Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although the funds may purchase money market securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein);

• Issue senior securities except in compliance with the 1940 Act; and

• Underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs.

The Funds are also subject to the same operating policies and investment restrictions. In addition to each Fund’s principal investment strategies, each Fund may also buy and sell futures contracts (thereby taking long or short positions, as appropriate). Investments involving futures would typically be used to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing.

What are the principal risks of investing in the Funds?

The Funds are subject to substantially similar risks. However, the disclosure in each Fund’s current prospectus describing the risk factors varies slightly based on the Fund’s overall allocation to stocks and bonds. Below are the more detailed principal risk factors to which the Funds are exposed. These risks are not expected to change once the Funds are combined.

Active management/Asset allocation: The performance and risks of the fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, which represent different asset classes, sectors, and investment styles, the fund has partial exposure to the risks associated with different areas of the market. The selection of the underlying funds and the allocation of the fund’s assets among the various asset classes, market sectors, and investment styles could cause the fund to underperform the broad markets, relevant indices, or other funds with a similar benchmark or investment program. The fund’s overall risk is increased to the extent the fund invests in underlying funds that carry greater risks, and any decisions to underweight or overweight particular underlying funds based on the adviser’s outlook for market conditions could fail to produce the intended results and cause the fund to lag relevant benchmarks or similarly managed funds.

Investments in other funds: As a fund of funds, the fund is subject to the risks of the performance and execution of the investment programs of its underlying funds. The fund does not control the investments of the underlying funds, which may implement their investment strategies in a manner not anticipated by the fund. Poor security selection by an underlying fund could cause that underlying fund to underperform relevant benchmarks or other funds with similar investment objectives, which in turn could cause the fund to underperform similarly managed funds. Although T. Rowe Price also serves as the investment adviser of the underlying funds in which the fund invests, an underlying fund may change its investment program or policies without the fund’s approval, which could force the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

Market conditions: The value of investments held by the fund may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments, such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions. In addition, local, regional, or global events such as war, military conflict, acts of terrorism, political and social unrest, regulatory changes, recessions, shifts in monetary or trade policies, natural or environmental disasters, and the spread of infectious diseases or other public health issues could have a significant negative impact on securities markets and the fund’s investments. Any of these events may lead to unexpected suspensions or closures of securities exchanges; travel restrictions or quarantines; business disruptions and closures; inability to obtain raw materials, supplies, and component parts; reduced or disrupted operations for the fund’s service providers or issuers in which the fund invests; and an extended adverse impact on global market conditions. Government intervention (including sanctions) in markets may impact interest rates, market volatility, and security pricing. The occurrence of any of these events could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets of specific countries or worldwide.

Bond exposure: The market prices of bonds owned by an underlying fund may go up or down, sometimes rapidly or unpredictably. An underlying fund’s investments may decline in value due to factors affecting the overall bond markets or particular industries or sectors. The value of a holding may decline due to developments related to a particular issuer, but also due to general bond conditions, including real or perceived adverse economic developments, such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry, such as labor shortages, increased production costs, or competitive conditions. An underlying bond fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value.

Stock exposure: An underlying stock fund’s share price can fall because of weakness in the overall stock markets, a particular industry, or specific holdings. Stock markets as a whole can be volatile and decline for many reasons, such as adverse local, regional, or global political, regulatory, or economic developments; changes in investor psychology; or heavy selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s assessment of companies whose stocks are held by an underlying fund may prove incorrect, resulting in losses or poor performance, even in rising markets. The fund’s overall exposure to certain investment styles or market capitalizations may limit its potential for appreciation when other investment styles or market capitalizations are in favor.

International investing: Underlying funds that have exposure to investments outside the U.S. generally carry more risk than underlying funds that invest strictly in U.S. assets. Investments outside the U.S. may lose value because of declining foreign currencies or adverse local, political, social, or economic events overseas, among other things. Securities of non-U.S. issuers tend to be more volatile than U.S. securities and are subject to trading markets with lower overall liquidity, governmental interference, and regulatory and accounting standards and settlement practices that differ from those of U.S. issuers. An underlying fund could experience losses based solely on the weakness of foreign currencies in which the underlying fund’s holdings are denominated versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar. Any attempts by an underlying fund to hedge currency risk could be unsuccessful, and it is difficult to hedge the currency risks of many emerging markets countries. Risks can result from differing regulatory environments, less stringent investor protections, uncertain tax laws, and higher transaction costs compared with U.S. markets. Investments outside the U.S. could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. Market volatility may significantly impact prices and limit the liquidity of securities in a particular country or geographic region at the same time. The fund’s overall international investing risk level is increased to the extent it has exposure to emerging markets.

Emerging markets: Underlying funds that have exposure to investments in emerging markets generally carry more risk than underlying funds that invest strictly in the U.S. and other developed markets. Investments in emerging markets are subject to the risk of abrupt and severe price declines. The economic and political structures of emerging market countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less developed, can be overly reliant on particular industries and are more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. As a result, investments by an underlying fund may be restricted and subject to greater government control, including repatriation of sales proceeds. Emerging market securities exchanges are more likely to experience problems with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. In addition, the accounting standards in emerging market countries may be unreliable and could present an inaccurate picture of a company’s finances. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. The volatility of emerging markets may be heightened by the actions (such as significant buying or selling) of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local securities prices and, therefore, could cause fund share prices to decline.

Interest rates: The prices of bonds and other fixed income securities typically increase as interest rates fall, and prices typically decrease as interest rates rise (bond prices and interest rates usually move in opposite directions). Prices could fall because the holdings in an underlying bond fund’s portfolio become less attractive to other investors when securities with higher yields become available. Generally, underlying funds with longer weighted average maturities (i.e., an average of the maturities of the underlying debt instruments, “weighted” by the percentage of the fund’s assets that it represents) and durations (i.e., the measure of the price sensitivity of a fund to changes in interest rates) have greater interest rate risk. As a result, in a rising interest rate environment, the net asset value of an underlying fund with a longer weighted average maturity or duration typically decreases at a faster rate than the net asset value of an underlying fund with a shorter weighted average maturity or duration. While a rise in interest rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be called, or redeemed before maturity, and that the proceeds may need to be reinvested in lower-yielding securities. The prices and yields of inflation-linked bonds will fluctuate in response to changes in “real” interest rates, which represent nominal interest rates reduced by the expected impact of inflation. In addition, the discontinuation and replacement of a benchmark rate such as the London Interbank Offered Rate (LIBOR) (an indicative measure of the average interest rate at which major global banks could borrow from one another) may have a significant impact on the financial markets and may adversely impact an underlying fund’s performance. Extremely low or negative interest rates may increase an underlying fund’s susceptibility to interest rate risk and reduce the fund’s yield. Interest rates had been near historically low levels, but interest rates and inflation have been steadily rising. As a result, rapid changes in interest rates may increase the fund’s overall exposure to interest rate risk.

Prepayments and extensions: Underlying funds that invest in mortgage-backed securities, certain asset-backed securities, and other debt instruments that have embedded call options can be negatively impacted when interest rates fall because borrowers tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the underlying fund’s portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the fund’s total return and yield, and could result in a loss if bond prices fall below the level that the fund paid for them. A rise in interest rates or lack of refinancing opportunities can result in extension risk, which causes the weighted average maturity of an underlying fund’s portfolio to lengthen unexpectedly due to a drop in expected prepayments of mortgage-backed securities, asset-backed securities, and callable debt instruments. This would increase an underlying fund’s sensitivity to rising interest rates and its potential for price declines.

Credit quality: An issuer of a debt instrument held by an underlying fund could default (fail to make scheduled interest or principal payments), potentially reducing the underlying fund’s income and share price. Credit risk is increased when portfolio holdings are downgraded, or the perceived financial condition of an issuer deteriorates. Holdings with an investment-grade rating (AAA through BBB, or an equivalent rating) should have a relatively low risk of encountering financial problems and a relatively high probability of future payments. However, holdings rated BBB (or an equivalent rating) are more susceptible to adverse economic conditions than other investment-grade holdings and may have speculative characteristics. Holdings rated below investment grade should be regarded as speculative because their issuers may be more susceptible to financial setbacks and recession than more creditworthy issuers (commonly referred to as “junk”).

Market capitalization: Different market capitalizations tend to shift into and out of favor depending on market conditions and investor sentiment. Because the fund invests in certain stock funds that emphasize investments in small-cap stocks, mid-cap stocks, and large-cap stocks, the fund’s share price could be negatively affected if a market capitalization falls out of favor, and its potential for appreciation could be limited when one market capitalization is in favor over the other. The fund’s overall stock market risk is increased to the extent it has exposure to small- and mid-cap stocks. Small- and mid-cap companies often have narrower product lines, more limited financial resources, and management that may lack depth and experience. Small-cap companies seldom pay significant dividends that could help to cushion returns in a falling market. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, large-cap companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes and may suffer sharper price declines as a result of earnings disappointments.

Investment style: Different investment styles tend to shift into and out of favor depending on market conditions and investor sentiment. Because the fund invests in certain stock funds that emphasize a growth approach to investing and certain stock funds that emphasize a value approach to investing, the fund’s potential for appreciation could be limited when one investment style is in favor over the other. Growth stocks tend to be more volatile than other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market. Value stocks carry the risk that the market will not recognize a security’s intrinsic value for a long time (or at all) or that a stock judged to be undervalued may be appropriately priced. Although value stocks tend to be inexpensive relative to their earnings, they can continue to be inexpensive for long periods of time and may not ever realize their full value.

Inflation: During periods of low or declining inflation, the fund’s investments in underlying bond funds that invest in inflation protected securities and other inflation-linked securities could cause the fund to underperform other funds that invest in bond funds that do not invest heavily in such securities. When inflation is low, declining, or negative, the principal and income of an inflation-linked security will decline and could result in losses for the underlying fund. An underlying stock fund’s attempts at investing in companies that offer some protection from accelerating inflation could lessen relative returns and cause the fund to underperform similarly managed stock funds. Even if the underlying fund’s investments may respond well to long-term inflation, they may not respond quickly to short-term increases in inflation. Further, an ongoing period of high inflation may place other strains on the economy that depress the prices of all stocks, even those of companies that typically benefit from high or rising inflation.

Liquidity: An underlying fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, an underlying fund may not be able to sell a holding in a timely manner at a desired price. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced market liquidity, the spread between the price at which a security can be bought and the price at which it can be sold can widen, and an underlying fund may not be able to sell a holding readily at a price that reflects what the underlying fund believes it should be worth. Securities with lower overall liquidity can also become more difficult to value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional broker-dealers to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where selling activity from fixed income investors may be higher than normal, potentially causing increased supply in the market. To meet redemption requests during periods of illiquidity, an underlying fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Bank loans: Underlying funds that invest in bank loans expose the fund to additional credit risk and other risks beyond those normally associated with bonds and more traditional debt instruments. Bank loans often have contractual restrictions on resale. These restrictions can delay or impede an underlying fund’s ability to sell loans and may adversely affect the price that can be obtained. Loans and unlisted securities are typically less liquid than securities traded on national exchanges. The secondary market for loans may be subject to irregular trading activity and extended settlement periods, and the liquidity of bank loans can vary significantly over time. During periods of infrequent trading, valuing a bank loan can be more difficult and buying or selling a loan at an acceptable price may not be possible or may be delayed. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. Since floating interest rates on bank loans are typically based on a percentage above LIBOR, the recent discontinuation of most LIBOR rates could have an adverse impact on the market for, or value of, bank loans held by underlying funds. The risks associated with the discontinuation of LIBOR may be enhanced if the transition to an alternative reference rate is not completed in an orderly or timely manner.

Cybersecurity breaches: The fund may be subject to operational and information security risks resulting from breaches in cybersecurity. Cybersecurity breaches may involve deliberate attacks and unauthorized access to the digital information systems (for example, through “hacking” or malicious software coding) used by the fund, its investment adviser and subadviser(s) (as applicable), or its service providers but may also result from outside attacks such as denial-of-service attacks, which are efforts to make network services unavailable to intended users. These breaches may, among other things, result in financial losses to the fund and its shareholders, cause the fund to lose proprietary information, disrupt business operations, or result in the unauthorized release of confidential information. Further, cybersecurity breaches involving the fund’s service providers, financial intermediaries, trading counterparties, or issuers in which the fund invests could subject the fund to many of the same risks associated with direct breaches.

ADDITIONAL INFORMATION ABOUT THE FUNDS

How has each Fund performed?

The following performance information provides some indication of the risks of investing in the Funds. The Funds’ performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar charts illustrate how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for each Retirement I Fund and each Acquiring Fund’s Investor Class. Returns for other share classes of the Acquiring Funds vary since they have different expenses. During these periods, each Acquiring Fund’s Investor Class had a higher management fee and total expense ratio than the corresponding Retirement I Fund. No performance is shown for the Acquiring Funds’ I Classes because they did not incept until November 13, 2023. The performance of the Acquiring Funds’ I Class would be substantially similar to the Investor Class because the I Class and the Investor Class are invested in the same portfolio of securities and performance would differ only to the extent that the I Class and the Investor Class have different expenses. The actual returns of the I Class would have been higher than those of the Investor Class because the I Class has lower expenses than the Investor Class. The management fee and total expense ratio for each Acquiring Fund’s I Class will be the same as the corresponding Retirement I Fund.

RETIREMENT I 2005 FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	11.30%	Worst Quarter	3/31/20	-10.30%

RETIREMENT 2005 FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	11.24%	Worst Quarter	3/31/20	-10.36%

RETIREMENT I 2010 FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	12.06%	Worst Quarter	3/31/20	-11.27%

RETIREMENT 2010 FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	12.08%	Worst Quarter	3/31/20	-11.37%

RETIREMENT I 2015 FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	13.12%	Worst Quarter	3/31/20	-12.45%

RETIREMENT 2015 FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	13.00%	Worst Quarter	3/31/20	-12.48%

RETIREMENT I 2020 FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	14.47%	Worst Quarter	3/31/20	-14.19%

RETIREMENT 2020 FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	14.51%	Worst Quarter	3/31/20	-14.21%

RETIREMENT I 2025 FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	16.09%	Worst Quarter	3/31/20	-15.86%

RETIREMENT 2025 FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	16.18%	Worst Quarter	3/31/20	-15.86%

RETIREMENT I 2030 FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	17.42%	Worst Quarter	3/31/20	-17.34%

RETIREMENT 2030 FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	17.47%	Worst Quarter	3/31/20	-17.34%

RETIREMENT I 2035 FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	18.46%	Worst Quarter	3/31/20	-18.50%

RETIREMENT 2035 FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	18.65%	Worst Quarter	3/31/20	-18.55%

RETIREMENT I 2040 FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	19.49%	Worst Quarter	3/31/20	-19.53%

RETIREMENT 2040 FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	19.50%	Worst Quarter	3/31/20	-19.48%

RETIREMENT I 2045 FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	20.07%	Worst Quarter	3/31/20	-20.30%

RETIREMENT 2045 FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	20.19%	Worst Quarter	3/31/20	-20.30%

RETIREMENT I 2050 FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	20.05%	Worst Quarter	3/31/20	-20.30%

RETIREMENT 2050 FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	20.21%	Worst Quarter	3/31/20	-20.27%

RETIREMENT I 2055 FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	20.14%	Worst Quarter	3/31/20	-20.32%

RETIREMENT 2055 FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	20.14%	Worst Quarter	3/31/20	-20.38%

RETIREMENT I 2060 FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	20.19%	Worst Quarter	3/31/20	-20.29%

RETIREMENT 2060 FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	20.18%	Worst Quarter	3/31/20	-20.39%

RETIREMENT I 2065 FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/22	8.80%	Worst Quarter	6/30/22	-14.97%

RETIREMENT 2065 FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/22	8.74%	Worst Quarter	6/30/22	-14.96%

RETIREMENT BALANCED I FUND—I CLASS

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	11.64%	Worst Quarter	3/31/20	-10.84%

RETIREMENT BALANCED FUND (INVESTOR CLASS)

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	11.57%	Worst Quarter	3/31/20	-10.87%

The following tables show the average annual total returns for each Retirement I Fund and each Acquiring Fund’s Investor Class for the periods ended December 31, 2022. Each table also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the Funds.

In addition, the tables show hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. During these periods, each Acquiring Fund’s Investor Class had a higher management fee and total expense ratio than the corresponding Retirement I Fund. No performance is shown for the Acquiring Funds’ I Classes because they did not incept until November 13, 2023. The performance of the Acquiring Funds’ I Class would be substantially similar to the Investor Class because the I Class and the Investor Class are invested in the same portfolio of securities and performance would differ only to the extent that the I Class and the Investor Class have different expenses. The actual returns of the I Class would have been higher than those of the Investor Class because the I Class has lower expenses than the Investor Class. The management fee and total expense ratio for each Acquiring Fund’s I Class will be the same as the corresponding Retirement I Fund.

Retirement I 2005 Fund—I Class and Retirement 2005 Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement I 2005 Fund—I Class					09/29/2015
Returns before taxes	-13.51%	3.08%	—	4.85%
Returns after taxes on distributions	-15.50	1.52	—	3.48
Returns after taxes on distributions and sale of fund shares	-7.38	2.00	—	3.43

S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
	-11.17	2.33	—	3.70 [a]
			3.59%
Retirement 2005 Fund (Investor Class)					02/27/2004
Returns before taxes	-13.66	2.93	4.52	—
Returns after taxes on distributions	-16.04	0.70	2.81	—
Returns after taxes on distributions and sale of fund shares	-7.15	1.88	3.17	—

a Return since 9/29/15.

Retirement I 2010 Fund—I Class and Retirement 2010 Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement I 2010 Fund—I Class					09/29/2015
Returns before taxes	-13.86%	3.36%	—	5.32%
Returns after taxes on distributions	-15.86	1.77	—	3.96
Returns after taxes on distributions and sale of fund shares	-7.52	2.24	—	3.84

S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)
	-11.44	2.82	—	4.43 [a]
			4.37%
Retirement 2010 Fund (Investor Class)					09/30/2002
Returns before taxes	-14.00	3.22	5.03	—
Returns after taxes on distributions	-16.56	0.67	3.05	—
Returns after taxes on distributions and sale of fund shares	-7.14	2.13	3.59	—

a Return since 9/29/15.

Retirement I 2015 Fund—I Class and Retirement 2015 Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement I 2015 Fund—I Class					09/29/2015
Returns before taxes	-14.17%	3.68%	—	5.89%
Returns after taxes on distributions	-16.18	2.16	—	4.55
Returns after taxes on distributions and sale of fund shares	-7.62	2.50	—	4.31

S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
	-12.16	3.07	—	4.99 [a]
			5.01%
Retirement 2015 Fund (Investor Class)					02/27/2004
Returns before taxes	-14.17	3.55	5.74	—
Returns after taxes on distributions	-16.80	1.02	3.76	—
Returns after taxes on distributions and sale of fund shares	-7.15	2.39	4.18	—

a Return since 9/29/15.

Retirement I 2020 Fund—I Class and Retirement 2020 Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement I 2020 Fund—I Class					09/29/2015
Returns before taxes	-14.46%	4.03%	—	6.59%
Returns after taxes on distributions	-16.48	2.51	—	5.28
Returns after taxes on distributions and sale of fund shares	-7.74	2.82	—	4.93

S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
	-12.81	3.14	—	5.40 [a]
			5.50%
Retirement 2020 Fund (Investor Class)					09/30/2002
Returns before taxes	-14.66	3.90	6.47	—
Returns after taxes on distributions	-17.37	1.28	4.52	—
Returns after taxes on distributions and sale of fund shares	-7.30	2.70	4.83	—

a Return since 9/29/15.

Retirement I 2025 Fund—I Class and Retirement 2025 Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement I 2025 Fund—I Class					09/29/2015
Returns before taxes	-15.46%	4.44%	—	7.23%
Returns after taxes on distributions	-17.30	3.07	—	6.04
Returns after taxes on distributions and sale of fund shares	-8.32	3.17	—	5.49

S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
	-13.13	3.75	—	6.21 [a]
			6.23%
Retirement 2025 Fund (Investor Class)					02/27/2004
Returns before taxes	-15.67	4.32	7.15	—
Returns after taxes on distributions	-18.17	2.18	5.51	—
Returns after taxes on distributions and sale of fund shares	-7.91	3.10	5.46	—

a Return since 9/29/15.

Retirement I 2030 Fund—I Class and Retirement 2030 Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement I 2030 Fund—I Class					09/29/2015
Returns before taxes	-16.86%	4.77%	—	7.78%
Returns after taxes on distributions	-18.33	3.47	—	6.63
Returns after taxes on distributions and sale of fund shares	-9.24	3.48	—	5.98

S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
	-13.96	4.17	—	6.86 [a]
			6.84%
Retirement 2030 Fund (Investor Class)					09/30/2002
Returns before taxes	-16.98	4.63	7.73	—
Returns after taxes on distributions	-19.24	2.55	6.09	—
Returns after taxes on distributions and sale of fund shares	-8.67	3.39	5.97	—

a Return since 9/29/15.

Retirement I 2035 Fund—I Class and Retirement 2035 Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement I 2035 Fund—I Class					09/29/2015
Returns before taxes	-17.85%	5.06%	—	8.24%
Returns after taxes on distributions	-19.07	3.87	—	7.18
Returns after taxes on distributions and sale of fund shares	-9.83	3.76	—	6.41

S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
	-14.99	4.63	—	7.51 [a]
			7.42%
Retirement 2035 Fund (Investor Class)					02/27/2004
Returns before taxes	-18.04	4.93	8.18	—
Returns after taxes on distributions	-19.79	3.12	6.71	—
Returns after taxes on distributions and sale of fund shares	-9.49	3.65	6.39	—

a Return since 9/29/15.

Retirement I 2040 Fund—I Class and Retirement 2040 Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement I 2040 Fund—I Class					09/29/2015
Returns before taxes	-18.72%	5.35%	—	8.65%
Returns after taxes on distributions	-19.91	4.14	—	7.57
Returns after taxes on distributions and sale of fund shares	-10.28	4.02	—	6.77

S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
	-15.56	4.97	—	7.98 [a]
			7.84%
Retirement 2040 Fund (Investor Class)					09/30/2002
Returns before taxes	-18.86	5.20	8.53	—
Returns after taxes on distributions	-20.40	3.35	7.01	—
Returns after taxes on distributions and sale of fund shares	-10.00	3.90	6.70	—

a Return since 9/29/15.

Retirement I 2045 Fund—I Class and Retirement 2045 Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement I 2045 Fund—I Class					09/29/2015
Returns before taxes	-18.98%	5.57%	—	8.86%
Returns after taxes on distributions	-20.08	4.44	—	7.85
Returns after taxes on distributions and sale of fund shares	-10.40	4.23	—	6.98

S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
	-15.84	5.16	—	8.28 [a]
			8.11%
Retirement 2045 Fund (Investor Class)					05/31/2005
Returns before taxes	-19.11	5.45	8.69	—
Returns after taxes on distributions	-20.46	3.77	7.31	—
Returns after taxes on distributions and sale of fund shares	-10.27	4.12	6.87	—

a Return since 9/29/15.

Retirement I 2050 Fund—I Class and Retirement 2050 Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement I 2050 Fund—I Class					09/29/2015
Returns before taxes	-19.09%	5.57%	—	8.86%
Returns after taxes on distributions	-20.13	4.44	—	7.84
Returns after taxes on distributions and sale of fund shares	-10.49	4.23	—	6.98

S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
	-15.97	5.26	—	8.50 [a]
			8.33%
Retirement 2050 Fund (Investor Class)					12/29/2006
Returns before taxes	-19.17	5.45	8.70	—
Returns after taxes on distributions	-20.51	3.81	7.33	—
Returns after taxes on distributions and sale of fund shares	-10.31	4.13	6.88	—

a Return since 9/29/15.

Retirement I 2055 Fund—I Class and Retirement 2055 Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement I 2055 Fund—I Class					09/29/2015
Returns before taxes	-19.12%	5.55%	—	8.84%
Returns after taxes on distributions	-20.13	4.49	—	7.88
Returns after taxes on distributions and sale of fund shares	-10.53	4.23	—	6.97

S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
	-15.97	5.31	—	8.62 [a]
			8.46%
Retirement 2055 Fund (Investor Class)					12/29/2006
Returns before taxes	-19.24	5.40	8.66	—
Returns after taxes on distributions	-20.45	3.95	7.44	—
Returns after taxes on distributions and sale of fund shares	-10.44	4.10	6.87	—

a Return since 9/29/15.

Retirement I 2060 Fund—I Class and Retirement 2060 Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement I 2060 Fund—I Class					09/29/2015
Returns before taxes	-19.10%	5.58%	—	8.82%
Returns after taxes on distributions	-20.01	4.63	—	7.90
Returns after taxes on distributions and sale of fund shares	-10.60	4.26	—	6.95

S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)
	-16.01	5.35	—	8.71 [a]
				6.47 [b]
Retirement 2060 Fund (Investor Class)					06/23/2014
Returns before taxes	-19.28	5.40	—	6.58
Returns after taxes on distributions	-20.28	4.28	—	5.62
Returns after taxes on distributions and sale of fund shares	-10.62	4.11	—	5.11

a Return since 9/29/15.

b Return since 6/23/14.

Retirement I 2065 Fund—I Class and Retirement 2065 Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement I 2065 Fund—I Class					10/13/2020
Returns before taxes	-19.09%	—	—	2.87%
Returns after taxes on distributions	-19.61	—	—	1.95
Returns after taxes on distributions and sale of fund shares	-10.90	—	—	2.11

S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)
	-15.95	—	—	4.10 [a]
Retirement 2065 Fund (Investor Class)					10/13/2020
Returns before taxes	-19.27	—	—	2.63
Returns after taxes on distributions	-19.92	—	—	1.62
Returns after taxes on distributions and sale of fund shares	-10.86	—	—	1.95

a Return since 10/13/20.

Retirement Balanced I Fund—I Class and Retirement Balanced Fund (Investor Class)

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retirement Balanced I Fund—I Class					09/29/2015
Returns before taxes	-12.94%	3.33%	—	4.97%
Returns after taxes on distributions	-14.91	1.78	—	3.59
Returns after taxes on distributions and sale of fund shares	-7.10	2.19	—	3.51

S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
	-11.17	2.33	—	3.70 [a]
			3.59%
Retirement Balanced Fund (Investor Class)					09/30/2002
Returns before taxes	-13.02	3.21	4.48	—
Returns after taxes on distributions	-15.46	0.89	2.74	—
Returns after taxes on distributions and sale of fund shares	-6.76	2.14	3.19	—

a Return since 9/29/15.

The performance of each Retirement I Fund and the Investor Class of its corresponding Acquiring Fund has been similar over the periods for which they have both been in operation. However, each Acquiring Fund’s Investor Class had higher overall expenses than its corresponding Retirement I Fund. Performance for each Acquiring Fund’s I Class may have been higher due to lower overall expenses than the Acquiring Fund’s Investor Class had the I Class been in operation prior to November 13, 2023.

Who are the principal holders of each Fund’s shares?

The following tables provide the shareholders of record that owned more than 5% of the outstanding Fund’s/class shares as of October 31, 2023.

FUND	SHAREHOLDER	# OF SHARES	%
RETIREMENT 2005 FUND	NATIONAL FINANCIAL SERVICES	5,125,136.21	7.11
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD
	JERSEY CITY NJ 07310-2010

	T ROWE PRICE RPS INC	4,336,599.57	6.02
	OMNIBUS ACCOUNT RETIREMENT
	PO BOX 17215
	BALTIMORE MD 21297-1215
RETIREMENT 2005 FUND—	NATIONAL FINANCIAL SERVICES CORP	351,136.47	12.94
ADVISOR CLASS	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	RELIANCE TRUST COMPANY FBO	264,536.19	9.75
	RETIREMENT PLANS SERVICED BY
	METLIFE
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	VANTAGEPOINT ROTH IRA	159,797.83	5.89
	C/O MISSIONSQUARE RETIREMENT
	777 NORTH CAPITOL STREET, NE
	WASHINGTON DC 20002-4239

	VANTAGEPOINT TRADITIONAL IRA	961,349.18	35.42(a)
	C/O MISSIONSQUARE RETIREMENT
RETIREMENT 2005 FUND—	AXA EQUITABLE FOR SA	215,776.60	7.31
R CLASS	500 PLAZA DR FL 7
	SECAUCUS NJ 07094-3619

	STATE STREET BANK AND TRUST AS	1,739,708.97	58.94(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
	1 LINCOLN ST
	BOSTON MA 02111-2901

	VOYA RETIREMENT INS & ANNUITY CO	444,028.14	15.04
	1 ORANGE WAY
	WINDSOR CT 06095-4774
RETIREMENT 2010 FUND	NATIONAL FINANCIAL SERVICES	12,239,006.53	7.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	# OF SHARES	%
RETIREMENT 2010 FUND—	EMPOWER TRUST COMPANY LLC	1,079,085.72	11.33
ADVISOR CLASS	EMPOWER BENEFIT PLANS
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	LINCOLN FINANCIAL GROUP TRUST CO	664,655.84	6.98
	FBO ROLLOVER IRA PLANS
	1 GRANITE PL
	CONCORD NH 03301-3258

	NATIONAL FINANCIAL SERVICES	756,288.34	7.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TIAA TRUST, N.A. AS CUST/TTEE	523,037.86	5.49
	OF RETIREMENT PLANS
	RECORD KEPT BY TIAA
	ATTN FUND OPERATIONS
	8500 ANDREW CARNEGIE BLVD
	CHARLOTTE NC 28262-8500

	VANTAGEPOINT TRADITIONAL IRA	597,709.56	6.27
	C/O MISSIONSQUARE RETIREMENT
RETIREMENT 2010 FUND—	AXA EQUITABLE FOR SA	320,327.40	5.21
R CLASS
	STATE STREET BANK AND TRUST AS	3,111,641.69	50.59(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2015 FUND	NATIONAL FINANCIAL SERVICES	24,020,691.78	8.13
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	16,887,043.51	5.72
	OMNIBUS ACCOUNT RETIREMENT
RETIREMENT 2015 FUND—	LINCOLN FINANCIAL GROUP TRUST CO	1,156,231.02	8.50
ADVISOR CLASS	FBO ROLLOVER IRA PLANS

	NATIONAL FINANCIAL SERVICES CORP	2,417,362.07	17.78
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	VALIC SEPARATE ACCOUNT A	1,200,661.00	8.83
	2727-A ALLEN PKWY 4 D-1
	HOUSTON TX 77019-2107

	VANTAGEPOINT TRADITIONAL IRA	1,065,887.52	7.84
	C/O MISSIONSQUARE RETIREMENT

FUND	SHAREHOLDER	# OF SHARES	%
RETIREMENT 2015 FUND—	AXA EQUITABLE FOR SA	932,207.30	9.09
R CLASS
	STATE STREET BANK AND TRUST AS	4,932,581.52	48.12(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	875,292.00	8.54
RETIREMENT 2020 FUND	NATIONAL FINANCIAL SERVICES	59,749,430.23	12.65
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	42,263,737.22	8.95
	OMNIBUS ACCOUNT RETIREMENT 2020
RETIREMENT 2020 FUND—	EMPOWER TRUST FBO	2,191,425.48	5.52
ADVISOR CLASS	EMPOWER BENEFIT PLANS
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	NATIONAL FINANCIAL SERVICES	4,962,938.22	12.51
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	2,387,577.49	6.02
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2020 FUND—	STATE STREET BANK AND TRUST AS	18,170,937.34	53.01(a)
R CLASS	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2025 FUND	NATIONAL FINANCIAL SERVICES	94,004,041.08	15.37
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	84,637,267.45	13.84
	OMNIBUS ACCOUNT RETIREMENT
RETIREMENT 2025 FUND—	EMPOWER TRUST FBO	3,041,731.85	6.02
ADVISOR CLASS	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES CORP	9,398,597.91	18.61
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	STATE STREET BANK AND TRUST AS	3,400,899.25	6.73
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VALIC SEPARATE ACCOUNT A	3,886,851.79	7.70
RETIREMENT 2025 FUND—	AXA EQUITABLE FOR SA	4,562,945.88	9.00
R CLASS
	STATE STREET BANK AND TRUST AS	26,485,711.10	52.22(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	4,000,971.89	7.89

FUND	SHAREHOLDER	# OF SHARES	%
RETIREMENT 2030 FUND	CHARLES SCHWAB & CO INC	32,002,755.95	5.90
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
	211 MAIN STREET
	SAN FRANCISCO CA 94105-1905

	NATIONAL FINANCIAL SERVICES	85,741,522.79	15.80
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	73,272,719.45	13.50
	OMNIBUS ACCOUNT RETIREMENT 2030
RETIREMENT 2030 FUND—	EMPOWER TRUST COMPANY LLC	3,661,871.31	5.56
ADVISOR CLASS	EMPOWER BENEFIT PLANS

	EMPOWER TRUST FBO	3,495,742.06	5.31
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	8,644,122.73	13.12
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	4,519,057.39	6.86
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2030 FUND—	AXA EQUITABLE FOR SA	3,778,192.64	6.22
R CLASS
	STATE STREET BANK AND TRUST AS	33,286,420.73	54.79(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2035 FUND	CHARLES SCHWAB & CO INC	26,792,476.64	5.69
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	75,715,548.14	16.09
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	70,147,225.20	14.90
	OMNIBUS ACCOUNT RETIREMENT
RETIREMENT 2035 FUND—	EMPOWER TRUST FBO	2,560,982.67	5.40
ADVISOR CLASS	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES CORP	9,571,301.11	20.17
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	STATE STREET BANK AND TRUST AS	3,058,404.31	6.45
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VALIC SEPARATE ACCOUNT A	3,749,380.39	7.90

FUND	SHAREHOLDER	# OF SHARES	%
RETIREMENT 2035 FUND—	AXA EQUITABLE FOR SA	4,773,828.90	9.24
R CLASS
	STATE STREET BANK AND TRUST AS	28,030,517.85	54.24(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	3,472,854.70	6.72
RETIREMENT 2040 FUND	CHARLES SCHWAB & CO INC	23,083,723.40	6.67
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	56,784,261.06	16.40
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	45,382,951.11	13.10
	OMNIBUS ACCOUNT RETIREMENT 2040
RETIREMENT 2040 FUND—	EMPOWER TRUST FBO	2,398,532.17	5.07
ADVISOR CLASS	EMPOWER BENEFIT PLANS

	NATIONAL FINANCIAL SERVICES	5,992,442.00	12.68
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	3,354,835.04	7.10
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VALIC SEPARATE ACCOUNT A	2,604,408.75	5.51
RETIREMENT 2040 FUND—	AXA EQUITABLE FOR SA	2,615,027.96	5.77
R CLASS
	STATE STREET BANK AND TRUST AS	26,301,116.83	58.08(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2045 FUND	CHARLES SCHWAB & CO INC	19,243,856.24	6.37
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	53,580,362.08	17.72
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	45,512,675.02	15.06
	OMNIBUS ACCOUNT RETIREMENT

FUND	SHAREHOLDER	# OF SHARES	%
RETIREMENT 2045 FUND—	EMPOWER TRUST FBO	1,884,779.01	5.21
ADVISOR CLASS	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES CORP	8,039,047.01	22.21
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	STATE STREET BANK AND TRUST AS	2,388,781.67	6.60
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VALIC SEPARATE ACCOUNT A	2,935,474.10	8.11
RETIREMENT 2045 FUND—	AXA EQUITABLE FOR SA	3,482,476.89	9.07
R CLASS
	STATE STREET BANK AND TRUST AS	22,223,566.81	57.91(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	2,563,166.04	6.68
RETIREMENT 2050 FUND	CHARLES SCHWAB & CO INC	22,866,279.56	7.93
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	60,778,977.65	21.07
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	40,203,395.75	13.94
	OMNIBUS ACCOUNT RETIREMENT
RETIREMENT 2050 FUND—	CHARLES SCHWAB & CO INC	2,751,888.60	5.08
ADVISOR CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EMPOWER TRUST FBO	2,714,653.65	5.02
	EMPOWER BENEFIT PLANS

	NATIONAL FINANCIAL SERVICES	9,027,995.87	16.68
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	4,414,098.70	8.15
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VALIC SEPARATE ACCOUNT A	3,052,633.46	5.64
RETIREMENT 2050 FUND—	AXA EQUITABLE FOR SA	3,225,280.27	6.22
R CLASS
	STATE STREET BANK AND TRUST AS	31,344,501.03	60.40(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	# OF SHARES	%
RETIREMENT 2055 FUND	CHARLES SCHWAB & CO INC	10,418,878.19	5.94
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	35,470,615.22	20.21
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	25,802,189.84	14.70
	OMNIBUS ACCOUNT RETIREMENT
RETIREMENT 2055 FUND—	EMPOWER TRUST FBO	1,832,152.03	6.33
ADVISOR CLASS	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES CORP	7,724,324.98	26.68(a)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	STATE STREET BANK AND TRUST AS	2,200,403.35	7.60
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VALIC SEPARATE ACCOUNT A	1,658,376.54	5.73
RETIREMENT 2055 FUND—	AXA EQUITABLE FOR SA	2,807,188.66	9.30
R CLASS
	STATE STREET BANK AND TRUST AS	18,833,269.73	62.41(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2060 FUND	CHARLES SCHWAB & CO INC	6,015,065.92	6.54
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	17,859,329.19	19.43
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	15,350,809.89	16.70
	OMNIBUS ACCOUNT RETIREMENT 2060
RETIREMENT 2060 FUND—	NATIONAL FINANCIAL SERVICES	2,165,458.48	13.78
ADVISOR CLASS	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	1,161,071.04	7.39
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	STATE STREET BANK CUSTODIAN FBO	891,572.58	5.67
	ADP ACCESS LARGE MARKET 401K

	VALIC SEPARATE ACCOUNT A	1,637,330.34	10.42

FUND	SHAREHOLDER	# OF SHARES	%
RETIREMENT 2060 FUND—	AXA EQUITABLE FOR SA	1,130,394.32	7.51
R CLASS
	STATE STREET BANK AND TRUST AS	8,894,077.23	59.08(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT
RETIREMENT 2065 FUND	DCGT AS TTEE AND/OR CUST	1,614,544.54	9.87
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	711 HIGH STREET
	DES MOINES IA 50392-0001

	NATIONAL FINANCIAL SERVICES	1,505,571.22	9.20
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	4,178,720.58	25.55(b)
	OMNIBUS ACCOUNT
	TRP RETIREMENT 2065 FUND - INV FUND
RETIREMENT 2065 FUND—	AMERITAS LIFE INSURANCE CORP	122,072.89	12.85
ADVISOR CLASS	SEPARATE ACCOUNT G
	5900 O STREET
	LINCOLN NE 68510-2234

	DCGT AS TTEE AND/OR CUST	113,686.55	11.97
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS

	NATIONAL FINANCIAL SERVICES	140,073.57	14.74
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	86,283.49	9.08
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	STATE STREET BANK CUSTODIAN FBO	69,731.29	7.34
	ADP ACCESS LARGE MARKET 401K

	VOYA RETIREMENT INS & ANNUITY CO	61,273.19	6.45

FUND	SHAREHOLDER	# OF SHARES	%
RETIREMENT 2065 FUND—	AMERICAN UNITED LIFE	46,140.11	7.73
R CLASS	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS
	PO BOX 368
	INDIANAPOLIS IN 46206-0368

	DCGT AS TTEE AND/OR CUST	120,910.23	20.26
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS

	NATIONAL FINANCIAL SERVICES	31,338.59	5.25
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	200,361.60	33.58(a)
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	VOYA RETIREMENT INS & ANNUITY CO	98,407.40	16.49
RETIREMENT BALANCED	CHARLES SCHWAB & CO INC	6,528,199.89	5.84
FUND	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES CORP	9,827,647.25	8.80
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
RETIREMENT BALANCED	AMERITAS LIFE INSURANCE CORP	470,128.56	7.38
FUND—ADVISOR CLASS	SEPARATE ACCOUNT G

	CHARLES SCHWAB & CO INC	413,741.29	6.50
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	EMPOWER TRUST FBO	329,551.72	5.17
	EMPLOYEE BENEFITS CLIENTS 401K

	LINCOLN FINANCIAL GROUP TRUST CO	535,776.10	8.41
	FBO ROLLOVER IRA PLANS

	NATIONAL FINANCIAL SERVICES	742,831.28	11.66
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET BANK AND TRUST AS	427,731.64	6.72
	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

FUND	SHAREHOLDER	# OF SHARES	%
RETIREMENT BALANCED	STATE STREET BANK AND TRUST AS	4,791,253.28	51.69(a)
FUND—R CLASS	TRUSTEE AND/OR CUSTODIAN
	FBO ADP ACCESS PRODUCT

	UMB BANK N/A	818,539.84	8.83
	FBO FIDUCIARY FOR VARIOUS
	RETIREMENT PROGRAMS
	1 SW SECURITY BENEFIT PL
	TOPEKA KS 66636-0001
RETIREMENT I 2005	NATIONAL FINANCIAL SERVICES	8,491,938.80	30.66(a)
FUND—I CLASS	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	TIAA TRUST, N.A. AS CUST/TTEE	2,040,171.93	7.37
	OF RETIREMENT PLANS
	RECORD KEPT BY TIAA
	ATTN FUND OPERATIONS
RETIREMENT I 2010	DCGT AS TTEE AND/OR CUST	5,040,556.61	6.61
FUND—I CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS

	NATIONAL FINANCIAL SERVICES	16,656,480.98	21.84
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	TIAA TRUST, N.A. AS CUST/TTEE	4,962,577.97	6.51
	OF RETIREMENT PLANS
	RECORD KEPT BY TIAA
	ATTN FUND OPERATIONS
RETIREMENT I 2015	NATIONAL FINANCIAL SERVICES	37,118,231.37	27.76(a)
FUND—I CLASS	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	TIAA TRUST, N.A. AS CUST/TTEE	10,108,007.78	7.56
	OF RETIREMENT PLANS
	RECORD KEPT BY TIAA
	ATTN FUND OPERATIONS
RETIREMENT I 2020	DCGT AS TTEE AND/OR CUST	23,490,186.55	5.64
FUND—I CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS

	NATIONAL FINANCIAL SERVICES	115,862,873.75	27.81(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	TIAA TRUST, N.A. AS CUST/TTEE	20,959,534.10	5.03
	OF RETIREMENT PLANS
	RECORD KEPT BY TIAA
	ATTN FUND OPERATIONS

FUND	SHAREHOLDER	# OF SHARES	%
RETIREMENT I 2025	NATIONAL FINANCIAL SERVICES	205,297,273.00	34.36(a)
FUND—I CLASS	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	TIAA TRUST, N.A. AS CUST/TTEE	30,285,405.30	5.07
	OF RETIREMENT PLANS
	RECORD KEPT BY TIAA
	ATTN FUND OPERATIONS
RETIREMENT I 2030	DCGT AS TTEE AND/OR CUST	53,991,069.49	6.60
FUND—I CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS

	NATIONAL FINANCIAL SERVICES	259,336,147.79	31.69(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL
RETIREMENT I 2035	DCGT AS TTEE AND/OR CUST	32,544,024.19	5.34
FUND—I CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS

	NATIONAL FINANCIAL SERVICES	213,758,108.52	35.10(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	TIAA TRUST, N.A. AS CUST/TTEE	34,651,299.47	5.69
	OF RETIREMENT PLANS
	RECORD KEPT BY TIAA
	ATTN FUND OPERATIONS
RETIREMENT I 2040	DCGT AS TTEE AND/OR CUST	44,521,144.82	6.96
FUND—I CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS

	NATIONAL FINANCIAL SERVICES	203,801,763.99	31.87(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	TIAA TRUST, N.A. AS CUST/TTEE	36,237,158.88	5.67
	OF RETIREMENT PLANS
	RECORD KEPT BY TIAA
	ATTN FUND OPERATIONS

FUND	SHAREHOLDER	# OF SHARES	%
RETIREMENT I 2045	DCGT AS TTEE AND/OR CUST	25,326,364.29	5.45
FUND—I CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS

	NATIONAL FINANCIAL SERVICES	161,294,901.85	34.70(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	TIAA TRUST, N.A. AS CUST/TTEE	28,446,885.84	6.12
	OF RETIREMENT PLANS
	RECORD KEPT BY TIAA
	ATTN FUND OPERATIONS
RETIREMENT I 2050	DCGT AS TTEE AND/OR CUST	34,649,721.39	7.72
FUND—I CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS

	NATIONAL FINANCIAL SERVICES	144,882,873.74	32.26(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL
RETIREMENT I 2055	DCGT AS TTEE AND/OR CUST	17,483,024.41	6.34
FUND—I CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS

	NATIONAL FINANCIAL SERVICES	95,356,511.31	34.59(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL
RETIREMENT I 2060	DCGT AS TTEE AND/OR CUST	13,362,842.66	9.39
FUND—I CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS

	NATIONAL FINANCIAL SERVICES	44,146,887.17	31.02(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL
RETIREMENT I 2065	DCGT AS TTEE AND/OR CUST	3,206,147.58	11.96
FUND—I CLASS	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS

	JOHN HANCOCK LIFE	1,731,144.97	6.46
	INSURANCE CO USA
	ATTN JHRPS TRADING
	200 BERKELEY STREET
	BOSTON MA 02116-5022

	NATIONAL FINANCIAL SERVICES	7,757,860.26	28.94(a)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	# OF SHARES	%
RETIREMENT BALANCED I	EMPOWER TRUST FBO	4,058,837.45	7.59
FUND—I CLASS	VARIOUS FASCORE LLC RECORDKEPT
	PLAN
	C/O FASCORE LLC

	NATIONAL FINANCIAL SERVICES	5,927,555.61	11.08
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPT 4TH FL

	PIMS/PRUDENTIAL RETIREMENT	4,677,717.74	8.75
	AS NOMINEE FOR THE TTEE/CUST PL 701
	INTERMOUNTAIN IRONWORKERS
	PO BOX 30124
	SALT LAKE CTY UT 84130-0124

(a)	At the level of ownership indicated, the shareholder may be able to determine the outcome of any matters affecting a fund or one of its classes that are submitted to shareholders for vote.
(b)

T. Rowe Price Retirement Plan Services, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services, Inc. is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services, Inc. and are normally voted by various retirement plans and retirement plan participants.

As of October 31, 2023, the directors and executive officers of the Funds, as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

Who are each Fund’s transfer agent and custodians?

T. Rowe Price Services, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, serves as the transfer agent and dividend disbursing agent for the Funds. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, or, in the case of securities maintained outside of the United States, JPMorgan Chase Bank, London, Woolgate House, Coleman Street, London, EC2P 2HD, England, are the custodians for the Funds.

Are the Funds required to hold annual meetings?

Under Maryland law, the Funds are not required to hold annual meetings. The Board of the Funds has determined that the Funds will take advantage of this Maryland law provision to avoid the significant expense associated with holding annual meetings, including legal, accounting, printing, and mailing fees incurred in preparing proxy materials. Accordingly, no annual meetings of shareholders shall be held in any year in which a meeting is not otherwise required to be held under the Investment Company Act of 1940 or Maryland law, unless the Board determines otherwise. However, special meetings of shareholders will be held in accordance with applicable law or when otherwise determined by a Fund’s Board.

Who pays for the costs involved with the Reorganizations?

Fees related to each Reorganization (including legal expenses, audit expenses, expenses related to printing and mailing the information statement, brokerage fees, taxes, and nonrecurring extraordinary items) are estimated in the following table and will be paid for by T. Rowe Price.

Funds	Estimated Reorganization Expenses	Estimated Transaction Costs*
Acquired Funds	$405,300	—
Acquiring Funds	31,500	—
Total	436,800	—

* Includes estimated brokerage commissions and other transaction costs.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganizations will be passed upon by Willkie Farr & Gallagher LLP, counsel to the Funds, and certain legal matters concerning the issuance of shares of the Funds will be passed upon by counsel to T. Rowe Price, which serves as sponsor and investment adviser of the Funds.

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

 THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made this 26th day of June, 2023, by and between (i) T. Rowe Price Retirement Funds, Inc., a corporation organized and existing under the laws of Maryland, (the “Corporation”) on behalf of its series, T. Rowe Price Retirement I [20XX] Fund—I Class (“Acquired Fund”), and (ii) the Corporation, on behalf of its series, T. Rowe Price Retirement [20XX] Fund (“Acquiring Fund”). All references in this Agreement to the Acquiring Fund and the Acquired Fund are, as applicable, to the T. Rowe Price Retirement [20XX] Fund and the T. Rowe Price Retirement I [20XX] Fund—I Class, respectively, as if this Agreement were executed solely by each such fund.

W I T N E S S E T H:

 The Acquiring Fund and the Acquired Fund are each series of the Corporation, an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”). The Acquired Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest. The Acquiring Fund and the Acquired Fund have agreed to combine through the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of the T. Rowe Price Retirement [20XX] Fund—I Class (par value $_____ per share) of the Acquiring Fund (“Acquiring Fund Shares”) and the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund. The Acquiring Fund wishes to enter into a definitive agreement setting forth the terms and conditions of the foregoing transactions as a “plan of reorganization” and “liquidation” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”).

 WHEREAS, each of the Acquiring Fund and the Acquired Fund is treated properly as a “regulated investment company” under Subchapter M of the Code;

 WHEREAS, the Corporation, on behalf of the Acquiring Fund, is authorized to issue the Acquiring Fund Shares;

 WHEREAS, the Board of Directors of the Corporation, on behalf of the Acquiring Fund, has determined that the reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted with respect to net asset value as a result of the reorganization; and

 WHEREAS, the Board of Directors of the Corporation, on behalf of the Acquired Fund, has determined that the reorganization is in the best interests of the Acquired Fund, the interests of the existing shareholders of the Acquired Fund will not be diluted with respect to net asset value as a result of the reorganization, and the reorganization is advisable.

 NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. Assets and Liabilities to be Transferred

 A. Reorganization. Prior to the close of regular trading on the New York Stock Exchange (“Exchange”) on the Closing Date (as hereinafter defined), all the assets and liabilities of the Acquired Fund, net of appropriate reserves and those assets and liabilities described in paragraph 1.C. below, shall be delivered as provided in paragraph 2.C. to State Street Bank and Trust Company, custodian of the Acquiring Fund’s assets (“Custodian”), if applicable, in exchange for and against delivery by the Acquiring Fund to the Acquired Fund on the Closing Date of a number of Acquiring Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets of the Acquired Fund so transferred, assigned and delivered, all determined and adjusted as provided in paragraph 1.B. below. Notwithstanding the foregoing, the assets of the Acquired Fund to be acquired by the Acquiring Fund shall constitute at least 90% of the fair market value of the net assets of the Acquired Fund and at least 70% of the fair market value of the gross assets of the Acquired Fund as described on the “Valuation Date” (hereinafter defined).

 B. Valuation. The net asset value of shares of the Acquiring Fund and the value of the assets of the Acquired Fund to be transferred shall, in each case, be computed as of the close of regular trading on the Exchange on the Valuation Date (as hereinafter defined). The net asset value of the Acquiring Fund Shares shall be computed in the manner set forth in the Acquiring Fund’s current prospectus and statement of additional information under the Securities Act of 1933 (“1933 Act”) and the 1940 Act. The value of the assets of the Acquired Fund to be transferred shall be computed by the Acquiring Fund in accordance with the policies and procedures of the Acquiring Fund as described in the Acquiring Fund’s current prospectus and statement of additional information under the 1933 Act and the 1940 Act, subject to review and approval by the Acquired Fund and to such adjustments, if any, agreed to by the parties.

 C. Excludable Assets and Liabilities. The property and assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, contractual rights and choses in action, copies of all books and records belonging to the Acquired Fund (including all books and records required to be maintained under the 1940 Act), any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, and all interests, rights, privileges and powers, other than the Acquired Fund’s rights under this Agreement on the Valuation Date as defined in paragraph 2.B, excluding the estimated costs of extinguishing any Excluded Liability (as defined below) and cash in an amount necessary to pay any dividends pursuant to sub-paragraph 10.D (collectively, “Assets”). The Assets of the Acquired Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on the Statement of Assets and Liabilities of the Acquired Fund prepared on behalf of the Acquired Fund, as of the Valuation Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period, except for the Acquired Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, “Liabilities”). If prior to the Closing Date, the Acquiring Fund identifies a Liability that the Acquiring Fund and the Acquired Fund mutually agree should not be assumed by the Acquiring Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquired Fund and the Acquiring Fund at the Closing (the “Excluded Liabilities”).

2. Definitions

 A. Closing and Closing Date. Subject to the terms and conditions hereof, the closing of the transactions contemplated by this Agreement (the “Closing”) shall be conducted on such business day as may be agreed upon by the parties. In the event that on the Valuation Date (i) the Exchange is closed or trading thereon is restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere is disrupted so that accurate appraisal of the value of the Acquired Fund assets or the net asset value of the Acquiring Fund Shares is impractical, the Closing shall be postponed until the first business day after the first business day when trading on the Exchange or elsewhere shall have been fully resumed and reporting thereon shall have been restored, or such other business day as soon thereafter as may be agreed upon by the parties. The date on which the Closing actually occurs is herein referred to as the “Closing Date.”

 B. Valuation Date. The business day next preceding the Closing Date shall be the “Valuation Date.” The stock transfer books of the Acquired Fund will be permanently closed as of the close of business on the Valuation Date. The Acquired Fund shall only accept redemption requests received by it in proper form prior to the close of regular trading on the Exchange on the Valuation Date. Redemption requests received thereafter shall be deemed to be redemption requests for Acquiring Fund Shares to be distributed to Acquired Fund shareholders pursuant to this Agreement (assuming that the transactions contemplated by this Agreement have been consummated).

 C. Delivery. Portfolio securities shall be delivered by the Acquired Fund to the Custodian, to be held until the Closing for the account of the Acquired Fund, no later than three (3) business days preceding the Closing (“Delivery Date”), duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash of the Acquired Fund shall be delivered by the Acquired Fund on the Closing Date and shall be in the form of currency or wire transfer in federal funds, payable to the order of the Custodian. A confirmation for the Acquiring Fund Shares, credited to the account of the Acquired Fund and registered in the name of the Acquired Fund, shall be delivered by the Acquiring Fund to the Acquired Fund at the Closing.

3. Failure to Deliver Securities. If, on the Delivery Date, the Acquired Fund is unable to make delivery under paragraph 2.C. to the Custodian of any of the portfolio securities of the Acquired Fund, the Acquiring Fund may waive the delivery requirements of paragraph 2.C. with respect to said undelivered securities, if the Acquired Fund has delivered to the Custodian by or on the Delivery Date and, with respect to said undelivered securities, such documents in the form of executed copies of an agreement of assignment and escrow agreement and due bills and the like as may be required by the Acquiring Fund or the Custodian, including brokers’ confirmation slips.

4. Post-Closing Distribution and Liquidation of the Acquired Fund. As soon as practicable after the Closing, the Acquired Fund shall distribute all of the remaining assets thereof to the shareholders of the Acquired Fund. At, or as soon as may be practicable following the Closing Date, the Acquired Fund shall for federal income tax purposes be liquidated and distribute the Acquiring Fund Shares received hereunder by instructing the Acquiring Fund that the pro-rata interest (in full and fractional Acquiring Fund Shares) of each of the holders of record of shares of the Acquired Fund as of the close of business on the Valuation Date as certified by the Acquired Fund’s transfer agent (“Acquired Fund Record Holders”) be registered on the books of the Acquiring Fund in the names of each of the Acquired Fund Record Holders. The Acquiring Fund agrees to comply promptly with said instruction. All issued and outstanding shares of the Acquired Fund shall thereupon be redeemed for no value and canceled on the books of the Acquired Fund. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety, or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper, and correct. The Acquiring Fund shall record on its books the ownership of Acquiring Fund Shares by Acquired Fund Record Holders. No redemption or repurchase of any Acquiring Fund Shares credited to Acquired Fund Record Holders in respect of the Acquired Fund Shares represented by unsurrendered stock certificates shall be permitted until such certificates have been surrendered to the Custodian for cancellation. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the name of the Acquired Fund Record Holder on the books of the

Acquiring Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

5. Acquired Fund Securities. The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund’s portfolio investments as of the date of execution of this Agreement. The Acquired Fund may sell any of these investments and will confer with the Acquiring Fund with respect to investments for the Acquired Fund. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a statement of the Acquiring Fund’s investment objectives, policies, and restrictions and a list of the investments, if any, on the list referred to in the first sentence of this paragraph 5 that do not conform to such objectives, policies, and restrictions. In the event that the Acquired Fund holds any investments that the Acquiring Fund may not hold, the Acquired Fund will, consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of such investments prior to the Closing Date, provided, however, that in no event will the Acquired Fund be required to dispose of assets to an extent which would cause less than 50% of the historical business assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement or to take any action that is inconsistent with paragraph 8.M. below. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain any investments exceeding certain percentage limitations applicable to the Acquiring Fund with respect to such investments, the Acquired Fund will, if requested by the Acquiring Fund, in a manner consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of an amount of such investments sufficient to avoid violating such limitations as of the Closing Date. On the Delivery Date, the Acquired Fund shall deliver to the Acquiring Fund a list setting forth the securities then owned by the Acquired Fund (“Securities List”), which shall be prepared in accordance with the requirements of the Code and the regulations promulgated thereunder for specific identification tax lot accounting and which shall clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security transferred to the Acquiring Fund. The records from which the Securities List will be prepared shall be made available by the Acquired Fund prior to the Closing Date for inspection by the Acquiring Fund’s treasurer or his designee or the auditors of the Acquiring Fund upon reasonable request.

6. Expenses. T. Rowe Price Associates, Inc. shall be responsible for the expenses (including legal, audit, printing and mailing, brokerage commissions and other transaction costs, taxes, and nonrecurring extraordinary items) incurred in connection with the carrying-out of this Agreement.

7. Legal Opinions.

 A. Opinion of Acquired Fund Counsel. At the Closing, the Acquired Fund shall furnish the Acquiring Fund with such written opinions (including opinions as to certain federal income tax matters) of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions which shall be, in form and substance reasonably satisfactory to the Acquiring Fund. The requirement to obtain this opinion may not be waived.

 B. Opinion of Acquiring Fund Counsel. At the Closing, the Acquiring Fund shall furnish the Acquired Fund with a written opinion of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions which shall be, in form and substance reasonably satisfactory to the Acquired Fund.

8. Acquired Fund Representations, Warranties, and Covenants. The Acquired Fund hereby represents and warrants to the Acquiring Fund, and covenants and agrees with the Acquiring Fund:

 A. that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquired Fund as of May 31, 2023, and for the year then ended heretofore delivered to the Acquiring Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquired Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquired Fund as of said date and for the period covered thereby;

 B. that the Acquired Fund will furnish to the Acquiring Fund an unaudited statement of assets and liabilities, including the schedule of portfolio investments (or a statement of net assets in lieu of a statement of assets and liabilities and a schedule of portfolio investments), and the related statement of operations and statement of changes in net assets of the Acquired Fund for the period commencing on the date following the date specified in paragraph 8.A. above and ending on [DATE]. These financial statements will be prepared in accordance with generally accepted accounting principles and will reflect all liabilities of the Acquired Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, will present fairly the financial position and results of operations of the Acquired Fund as of the dates of such statements and for the periods covered thereby;

 C. that there are no legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, overtly threatened against the Acquired Fund which would individually or in the aggregate materially affect the financial condition of the Acquired Fund or the Acquiring Fund’s ability to consummate the transactions contemplated hereby;

 D. that the execution and delivery of this Agreement by the Acquired Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors of the Corporation, on behalf of the Acquired Fund, by unanimous written consent of the Board of Directors of the Corporation, on behalf of the Acquired Fund, dated June 26, 2023, and that approval by the Acquired Fund’s shareholders of this Agreement or the consummation of the transactions contemplated herein is not required under applicable Maryland and federal law;

 E. that from the date of this Agreement through the Closing Date, there shall not have been:

  (1) any material change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Acquired Fund (other than changes in the ordinary course of its business or relating to the transactions contemplated by this Agreement, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had a material adverse effect on such business, results of operations, assets, or financial condition, except in all instances as set forth in the financial statements of the Acquired Fund referred to in paragraphs 8.A. and 8.B. above;

  (2) any loss (whether or not covered by insurance) suffered by the Acquired Fund materially and adversely affecting the assets of the Acquired Fund, other than depreciation of securities;

  (3) issued any option to purchase or other right to acquire stock of the Acquired Fund of any class granted by the Acquired Fund to any person (excluding sales in the ordinary course and a dividend reinvestment program);

  (4) any indebtedness incurred by the Acquired Fund for borrowed money or any commitment to borrow money entered into by the Acquired Fund, except as provided in the current prospectus and statement of additional information of the Acquired Fund or so long as it will not prevent the Acquired Fund from complying with paragraph 8.I.;

  (5) any amendment to the Articles of Incorporation or By-Laws of the Acquired Fund except to effectuate the transactions contemplated hereunder or otherwise as disclosed in writing to the Acquiring Fund; or

  (6) any grant or imposition of any lien, claim, charge, or encumbrance upon any asset of the Acquired Fund except as provided in the current prospectus and statement of additional information of the Acquired Fund or so long as it will not prevent the Acquired Fund from complying with paragraph 8.I.;

 F. that there are no material contracts outstanding to which the Acquired Fund is bound other than as disclosed to the Acquiring Fund;

 G. that the Acquired Fund has filed all federal, state, and local tax returns and reports required by law to have been filed, that all federal, state and local income, franchise, property, sales, employment, or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquired Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return other than with respect to all such matters which are not material individually or in the aggregate;

 H. that, as promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund with a statement of the earnings and profits of the Acquired Fund for federal income tax purposes;

 I. that on the Closing Date the Acquired Fund will have good and marketable title to the assets of the Acquired Fund to be conveyed hereunder, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities whatsoever, and full right, power, and authority to sell, assign, transfer, and deliver such assets and shall deliver such assets to the Acquiring Fund as set forth in paragraph 1.A. hereof. Upon delivery of such assets, the Acquiring Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities, except as to adverse claims of which the Acquiring Fund has notice at or prior to the time of delivery. Except as set forth on the Securities List, none of the securities comprising the assets of the Acquired Fund will be “restricted securities” under the 1933 Act or the rules and regulations of the Securities and Exchange Commission (“Commission”) thereunder;

 J. that the Information Statement/Prospectus (hereinafter defined) at the time of delivery by the Acquired Fund to all shareholders of record beginning on or about November 20, 2023, to notify shareholders of this transaction, on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, will conform in all material respects to the applicable requirements of the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”) and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquiring Fund to the Acquired Fund;

 K. that the Acquired Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of any provision of its Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound and that this Agreement constitutes a valid and legally binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally, and general principles of equity;

 L. that the Acquired Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Acquired Fund made under this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a) of the Code; and

 M. that the Acquired Fund is registered with the Commission under the 1940 Act, classified as a management investment company, and subclassified as an open-end company.

9. Acquiring Fund Representations, Warranties, and Covenants. The Acquiring Fund hereby represents and warrants to the Acquired Fund, and covenants and agrees with the Acquired Fund:

 A. that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquiring Fund as of May 31, 2023, and for the year then ended heretofore delivered to the Acquired Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquiring Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquiring Fund as of said date and for the period covered thereby;

 B. that the Acquiring Fund will furnish to the Acquired Fund an unaudited statement of assets and liabilities, including the schedule of portfolio investments (or a statement of net assets in lieu of a statement of assets and liabilities and a schedule of portfolio investments), and the related statement of operations and statement of changes in net assets of the Acquiring Fund for the period commencing on the date following the date specified in paragraph 9.A. above and ending on [DATE]. These financial statements will be prepared in accordance with generally accepted accounting principles and will reflect all liabilities of the Acquiring Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, will present fairly the financial position and results of operations of the Acquiring Fund as of the dates of such statements and for the periods covered thereby;

 C. that there are no legal, administrative, or other proceedings pending or, to its knowledge, overtly threatened against the Acquiring Fund which would individually or in the aggregate materially affect the financial condition of the Acquiring Fund’s ability to consummate the transactions contemplated hereby;

 D. that the execution and delivery of this Agreement by the Acquiring Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors of the Corporation, on behalf of the Acquiring Fund, by unanimous written consent of the Board of Directors of the Corporation, on behalf of the Acquiring Fund, dated June 26, 2023, and that approval by the Acquiring Fund’s shareholders of this Agreement or the consummation of the transactions contemplated herein is not required under applicable Maryland and federal law;

 E. that from the date of this Agreement through the Closing Date, there shall not have been any material change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Acquiring Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had an adverse material effect on such business, results of operations, assets, or financial condition, except in all instances as set forth in the financial statements of the Acquiring Fund referred to in paragraph 9.A. above;

 F. that the Acquiring Fund is registered with the Commission under the 1940 Act, classified as a management investment company, and subclassified as an open-end diversified company;

 G. that the shares of the Acquiring Fund to be issued pursuant to paragraph 1.A. will be duly registered under the 1933 Act by the Registration Statement (hereinafter defined) in effect on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above;

 H. that the Acquiring Fund Shares are duly authorized and validly issued and are fully paid, nonassessable, and free of any preemptive rights and conform in all material respects to the description thereof contained in the Information Statement/Prospectus as in effect on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above;

 I. that the Acquiring Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of any provision of the Acquiring Fund’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound, and that this Agreement constitutes a valid and legally binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally, and general principles of equity;

 J. that the Acquiring Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Acquired Fund made under this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a) of the Code;

 K. that the Acquiring Fund has filed all federal, state, and local tax returns and reports required by law to have been filed, that all federal, state,

and local income, franchise, property, sales, employment, or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return, other than with respect to all such matters those which are not material individually or in the aggregate;

 L. that the Information Statement/Prospectus at the time of delivery by the Acquired Fund to its shareholders to inform shareholders of this transaction, on the Closing Date and at the liquidation of the Acquired Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, and the Registration Statement on the effective date thereof, on the Closing Date and at the liquidation of the Acquired Fund set forth in paragraph 4. above, will conform in all material respects to the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquired Fund to the Acquiring Fund; and

 M. the current prospectus and statement of additional information of the Acquiring Fund (copies of which are available) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

10. Certain Conditions.

 Unless waived by the parties in writing in their sole discretion, all obligations of the parties hereunder are subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

 A. Registration Statement and Information Statement/Prospectus. The Acquiring Fund will file a registration statement on Form N-14 with the Commission under the 1933 Act in order to register the Acquiring Fund Shares to be issued hereunder. Such registration statement in the form in which it shall become effective and, in the event any post-effective amendment thereto becomes effective prior to the Closing Date, such registration statement as amended, is referred to herein as the “Registration Statement.” The Acquired Fund will file a preliminary Information Statement with the Commission under the 1940 Act and the 1933 Act, relating to this Agreement and the transactions herein contemplated, in the form of a combined Information Statement and prospectus and related statement of additional information included in the Registration Statement. The combined Information Statement and prospectus and related statement of additional information that is first filed pursuant to Rule 497(b) under the 1933 Act is referred to herein as the “Information Statement/Prospectus.” The Acquiring Fund and the Acquired Fund each will exert reasonable efforts to cause the Registration Statement to become effective under the 1933 Act as soon as practical and agree to cooperate in such efforts. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act. Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Information Statement/Prospectus to be delivered to the shareholders of the Acquired Fund of record, in sufficient time to comply with requirements as to notice thereof, the Information Statement/Prospectus, which complies in all material respects with the applicable provisions of Section 14(c) of the 1934 Act, and the rules and regulations thereunder.

 B. Pending or Threatened Proceedings. On the Closing Date, no action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

 C. Appropriate Articles. The Acquired Fund shall execute and cause to be filed with the Maryland State Department of Assessments and Taxation, such articles of transfer, articles supplementary or other documents, as necessary to eliminate designation of the Acquired Fund, as appropriate.

 D. Declaration of Dividend. The Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund shareholders all of the investment company taxable income and realized capital gain for all taxable periods of the Acquired Fund which are required to be distributed to avoid federal income or excise tax applicable to regulated investment companies.

 E. State Securities Laws. The parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

 F. Performance of Covenants. Each party shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Date and the Closing Date.

 G. Representations and Warranties. The representations and warranties of each party set forth in this Agreement will be true and correct on the

Closing Date, and each party shall deliver to the other a certificate of a duly authorized officer of such party to that effect.

11. Notices. All notices, requests, instructions, and demands in the course of the transactions herein contemplated shall be in writing addressed to the respective parties as follows and shall be deemed given: (i) on the next day if sent by prepaid overnight courier and (ii) on the same day if given by hand delivery or telecopy.

If to the Acquiring Fund or Acquired Fund:

 David Oestreicher, Esquire

 T. Rowe Price Associates, Inc.

 100 East Pratt Street

 Baltimore, Maryland 21202

 Fax Number (410) 345-6575

 with a copy to:

 Margery K. Neale, Esquire

 Willkie Farr & Gallagher LLP

 787 Seventh Avenue

 New York, New York 10019

 Fax Number (212) 728-9138

or to such other address as the parties from time to time may designate by written notice to all other parties hereto.

12. Termination and Postponement.

 A. This Agreement may be terminated or postponed by the Acquiring Fund or the Acquired Fund at any time, before or after approval by the Board of Directors of the Corporation, on behalf of the Acquired Fund, upon the giving of written notice to the other, if the conditions specified in paragraphs 8., 9., and 10. have not been performed or do not exist on or before April 16, 2024 or to the extent permitted by law.

 B. In the event of termination of this Agreement pursuant to paragraph 12.A. of this Agreement, neither party (nor its officers, or directors) shall have any liability to the other.

13. Exhibits. All Exhibits shall be considered as part of this Agreement.

14. Miscellaneous. This Agreement shall bind and inure to the benefit of the parties and their respective successors and assigns. It shall be governed by, construed, and enforced in accordance with the laws of the State of Maryland. The Acquired Fund and the Acquiring Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. The Acquired Fund and the Acquiring Fund agree that no party has made any representation, warranty, or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of three years thereafter. The paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Counterparts may be delivered via facsimile, electronic mail (including pdf or any electronic signature complying with the U.S. federal ESIGN Act of 2000, e.g., www.docusign.com or www.echosign.com, or other applicable law) or other transmission method and any counterpart so delivered shall be deemed to have been duly and validly delivered and be valid and effective for all purposes. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement. Whenever used herein, the use of any gender shall include all genders.

15. Amendments. The Acquired Fund and the Acquiring Fund by mutual consent of their Board of Directors or authorized committees or officers may amend this Agreement in such manner as may be agreed upon.

16. Waiver. The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

17. Liability.

 A. The Acquired Fund and the Acquiring Fund acknowledge and agree that all obligations of the Acquired Fund under this Agreement are binding only with respect to the Acquired Fund; that any liability of the Acquired Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquired Fund.

 B. The Acquiring Fund and the Acquired Fund acknowledge and agree that all obligations of the Acquiring Fund under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund.

 IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and by their officers thereunto duly authorized, as of the day and year first above written.

WITNESS:	T. ROWE PRICE RETIREMENT FUNDS, INC., on behalf of the T. Rowe Price Retirement [20XX] Fund
________________________ ________________________	By: _____________________ (SEAL) Fran Pollack-Matz Title: Vice President and Secretary

WITNESS:	T. ROWE PRICE RETIREMENT FUNDS, INC., on behalf of the T. Rowe Price Retirement I [20XX] Fund—I Class
_________________________ _________________________	By: _____________________ (SEAL) David Oestreicher Title: Director, Principal Executive Officer, and Executive Vice President

T. ROWE PRICE RETIREMENT 2005 FUND—I CLASS

T. ROWE PRICE RETIREMENT 2010 FUND—I CLASS

T. ROWE PRICE RETIREMENT 2015 FUND—I CLASS

T. ROWE PRICE RETIREMENT 2020 FUND—I CLASS

T. ROWE PRICE RETIREMENT 2025 FUND—I CLASS

T. ROWE PRICE RETIREMENT 2030 FUND—I CLASS

T. ROWE PRICE RETIREMENT 2035 FUND—I CLASS

T. ROWE PRICE RETIREMENT 2040 FUND—I CLASS

T. ROWE PRICE RETIREMENT 2045 FUND—I CLASS

T. ROWE PRICE RETIREMENT 2050 FUND—I CLASS

T. ROWE PRICE RETIREMENT 2055 FUND—I CLASS

T. ROWE PRICE RETIREMENT 2060 FUND—I CLASS

T. ROWE PRICE RETIREMENT 2065 FUND—I CLASS

T. ROWE PRICE RETIREMENT BALANCED FUND—I CLASS

(each a series of T. Rowe Price Retirement Funds, Inc.)

PART B
STATEMENT OF ADDITIONAL INFORMATION

November 20, 2023

This Statement of Additional Information (“SAI”) relates to the proposed transactions (each, a “Reorganization” and together, the “Reorganizations”) pursuant to which each of the T. Rowe Price Retirement I 2005 Fund—I Class, T. Rowe Price Retirement I 2010 Fund—I Class, T. Rowe Price Retirement I 2015 Fund—I Class, T. Rowe Price Retirement I 2020 Fund—I Class, T. Rowe Price Retirement I 2025 Fund—I Class, T. Rowe Price Retirement I 2030 Fund—I Class, T. Rowe Price Retirement I 2035 Fund—I Class, T. Rowe Price Retirement I 2040 Fund—I Class, T. Rowe Price Retirement I 2045 Fund—I Class, T. Rowe Price Retirement I 2050 Fund—I Class, T. Rowe Price Retirement I 2055 Fund—I Class, T. Rowe Price Retirement I 2060 Fund—I Class, T. Rowe Price Retirement I 2065 Fund—I Class, and T. Rowe Price Retirement Balanced I Fund—I Class (each, an “Retirement I Fund” and together, the “Retirement I Funds”) will be reorganized into a corresponding mutual fund advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”), the same investment adviser to each Retirement I Fund, as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” together, the “Acquiring Funds,” and collectively with the Retirement I Funds, the “Funds”).

Retirement I Funds	Corresponding Acquiring Funds
Retirement I 2005 Fund—I Class	Retirement 2005 Fund—I Class
Retirement I 2010 Fund—I Class	Retirement 2010 Fund—I Class
Retirement I 2015 Fund—I Class	Retirement 2015 Fund—I Class
Retirement I 2020 Fund—I Class	Retirement 2020 Fund—I Class
Retirement I 2025 Fund—I Class	Retirement 2025 Fund—I Class
Retirement I 2030 Fund—I Class	Retirement 2030 Fund—I Class
Retirement I 2035 Fund—I Class	Retirement 2035 Fund—I Class
Retirement I 2040 Fund—I Class	Retirement 2040 Fund—I Class
Retirement I 2045 Fund—I Class	Retirement 2045 Fund—I Class
Retirement I 2050 Fund—I Class	Retirement 2050 Fund—I Class
Retirement I 2055 Fund—I Class	Retirement 2055 Fund—I Class
Retirement I 2060 Fund—I Class	Retirement 2060 Fund—I Class
Retirement I 2065 Fund—I Class	Retirement 2065 Fund—I Class
Retirement Balanced I Fund—I Class	Retirement Balanced Fund—I Class

This SAI sets forth information that may be of interest to shareholders relating to the Reorganizations, but which is not included in the Combined Information Statement and Prospectus, dated November 20, 2023, of the Funds. As described in the Combined Information Statement and Prospectus, the Reorganizations would involve the transfer of substantially all the assets and liabilities of each Retirement I Fund in exchange for I Class shares of the corresponding Acquiring Fund. Each Retirement I Fund would distribute the I Class shares of the applicable Acquiring Fund it receives to its shareholders, and each Retirement I Fund’s outstanding shares would be redeemed, in complete liquidation of the Retirement Fund.

This SAI is not a prospectus and should be read in conjunction with the Combined Information Statement and Prospectus. This SAI and the Combined Information Statement and Prospectus have been filed with the Securities and Exchange Commission. Copies of the Combined Information Statement and Prospectus are available upon request and without charge by writing to the Acquiring Funds at 100 East Pratt Street, Baltimore, Maryland 21202, or by calling 1-800-541-5910.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the prospectuses and Statement of Additional Information of the Retirement I Funds and Acquiring Funds, other material incorporated by reference and other information regarding the Retirement I Funds and Acquiring Funds.

TABLE OF CONTENTS

I. Additional Information About the Retirement I Funds and the Acquiring Funds	133
II. Financial Statements	133
III. Supplemental Financial Information	133

I. ADDITIONAL INFORMATION ABOUT THE
RETIREMENT I FUNDS AND THE ACQUIRING FUNDS

The Statement of Additional Information for the Funds, dated October 1, 2023, as filed with the Securities and Exchange Commission on September 28, 2023 (SEC File No. 333-92380), is incorporated by reference.

The Statement of Additional Information for the Funds is available without charge through troweprice.com or by calling 1-800-541-5910.

II. FINANCIAL STATEMENTS

The annual shareholder reports of the Retirement I 2005 Fund—I Class, Retirement I 2010 Fund—I Class, Retirement I 2015 Fund—I Class, Retirement I 2020 Fund—I Class, Retirement I 2025 Fund—I Class, Retirement I 2030 Fund—I Class, Retirement I 2035 Fund—I Class, Retirement I 2040 Fund—I Class, Retirement I 2045 Fund—I Class, Retirement I 2050 Fund—I Class, Retirement I 2055 Fund—I Class, Retirement I 2060 Fund—I Class, Retirement I 2065 Fund—I Class, and Retirement Balanced I Fund—I Class, each dated May 31, 2023 (SEC File No. 333-92380), are incorporated by reference.

The annual shareholder reports of the Retirement 2005 Fund, Retirement 2010 Fund, Retirement 2015 Fund, Retirement 2020 Fund, Retirement 2025 Fund, Retirement 2030 Fund, Retirement 2035 Fund, Retirement 2040 Fund, Retirement 2045 Fund, Retirement 2050 Fund, Retirement 2055 Fund, Retirement 2060 Fund, Retirement 2065 Fund, and Retirement Balanced Fund, each dated May 31, 2023 (SEC File No. 333-92380), are incorporated by reference.

Each of these reports contains historical financial information regarding the Funds and is available without charge at troweprice.com or by calling 1-800-541-5910.

PricewaterhouseCooopers LLP, located at 100 East Pratt Street, Suite 2600, Baltimore, Maryland 21202, is the Independent Registered Public Accounting Firm to the Retirement I Funds and the Acquiring Funds, providing audit and tax return review of various Securities and Exchange Commission filings.

III. SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees of each Acquiring Fund and each Retirement I Fund are included in the section entitled “Summary – Fees and Expenses” of the Combined Information Statement and Prospectus. The fees and expenses of each Combined Fund will be the same as the fees and expenses of each respective Acquiring Fund and Retirement I Fund assuming the Reorganizations take place as proposed.

Each Reorganization will not result in a material change to a Retirement I Fund’s investment portfolio due to the investment restrictions of the respective Acquiring

Fund. Accordingly, a schedule of investments of each Retirement I Fund modified to show the effects of the change is not required and is not included.

There are no material differences in accounting policies of each Retirement I Fund as compared to those of the respective Acquiring Fund.

C00-061 11/20/23

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates and all other investment companies in the T. Rowe Price family of mutual funds as listed in Item 31 of the Registrant’s Registration Statement filed as Amendment No. 85 dated September 28, 2023. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

 (i) the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

 (i) a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a) Articles of Incorporation of Registrant, dated July 12, 2002 (electronically filed with initial Registration Statement dated July 15, 2002)

(1)(b) Articles of Amendment and Restatement of Registrant, dated September 26, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(1)(c) Articles of Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2010 Fund—Advisor Class, T. Rowe Price Retirement 2010 Fund—R Class, T. Rowe Price Retirement 2020 Fund—Advisor Class, T. Rowe Price Retirement 2020 Fund—R Class, T. Rowe Price Retirement 2030 Fund—Advisor Class, T. Rowe Price Retirement 2030 Fund—R Class, T. Rowe Price Retirement 2040 Fund—Advisor Class, T. Rowe Price Retirement 2040 Fund—R Class, T. Rowe Price Retirement Income Fund—Advisor Class, and T. Rowe Price Retirement Income Fund—R Class, dated October 23, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(1)(d) Articles of Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2025 Fund, and T. Rowe Price Retirement 2035 Fund, dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(1)(e) Articles of Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2045 Fund, dated March 2, 2005 (electronically filed with Amendment No. 9 dated May 26, 2005)

(1)(f) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2050 Fund—Advisor Class, T. Rowe Price Retirement 2050 Fund—R Class, T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement 2055 Fund—Advisor Class, and T. Rowe Price Retirement 2055 Fund—R Class, dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(1)(g) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2005 Fund—Advisor Class, T. Rowe Price Retirement 2005 Fund—R Class, T. Rowe Price Retirement 2015 Fund—Advisor Class, T. Rowe Price Retirement 2015 Fund—R Class, T. Rowe Price Retirement 2025 Fund—Advisor Class, T. Rowe Price Retirement 2025 Fund—R Class, T. Rowe Price Retirement 2035 Fund—Advisor Class, T. Rowe Price Retirement 2035 Fund—R Class, T. Rowe Price Retirement 2045 Fund—Advisor Class, T. Rowe Price Retirement 2045 Fund—R Class, T. Rowe Price Retirement 2055 Fund—Advisor Class, and T. Rowe Price Retirement 2055 Fund—R Class, dated April 24, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(1)(h) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement Income Fund, T. Rowe Price Retirement 2010 Fund—Advisor Class, T. Rowe Price Retirement 2010 Fund—R Class, T. Rowe Price Retirement 2015 Fund—Advisor Class, T. Rowe Price Retirement 2015 Fund—R Class, T. Rowe Price Retirement 2020 Fund—Advisor Class, T. Rowe Price Retirement 2020 Fund—R Class, T. Rowe Price Retirement 2025 Fund—Advisor Class, T. Rowe Price Retirement 2025 Fund—R Class, T. Rowe Price Retirement 2030 Fund—Advisor Class, T. Rowe Price Retirement 2030 Fund—R Class, T. Rowe Price Retirement 2035 Fund—Advisor Class, T. Rowe Price Retirement 2035 Fund—R Class, T. Rowe Price Retirement 2040 Fund—Advisor Class, T. Rowe Price Retirement 2040 Fund—R Class, T. Rowe Price Retirement 2045 Fund—Advisor Class, T. Rowe Price Retirement 2045 Fund—R Class, T. Rowe Price Retirement 2050 Fund—Advisor Class, T. Rowe Price Retirement 2050 Fund—R Class, T. Rowe Price Retirement 2055 Fund—Advisor Class, T. Rowe Price Retirement 2055 Fund—R Class, T. Rowe Price Retirement Income Fund—Advisor Class, and the T. Rowe Price Retirement Income Fund—R Class, dated April 22, 2008 (electronically filed with Amendment No. 17 dated September 25, 2008)

(1)(i) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement Income Fund, T. Rowe Price Retirement 2005 Fund—Advisor Class, T. Rowe Price Retirement 2005 Fund—R Class, T. Rowe Price Retirement 2010 Fund—Advisor Class, T. Rowe Price Retirement 2010 Fund—R Class, T. Rowe Price Retirement 2015 Fund—Advisor Class, T. Rowe Price Retirement 2015 Fund—R Class, T. Rowe Price Retirement 2020 Fund—Advisor Class, T. Rowe Price Retirement 2020 Fund—R Class, T. Rowe Price Retirement 2025 Fund—Advisor Class, T. Rowe Price Retirement 2025 Fund—R Class, T. Rowe Price Retirement 2030 Fund—Advisor Class, T. Rowe Price Retirement 2030 Fund—R Class, T. Rowe Price Retirement 2035 Fund—Advisor Class, T. Rowe Price Retirement 2035 Fund—R Class, T. Rowe Price Retirement 2040 Fund—Advisor Class, T. Rowe Price Retirement 2040 Fund—R Class, T. Rowe Price Retirement 2045 Fund—Advisor Class, T. Rowe Price Retirement 2045 Fund—R Class, T. Rowe Price Retirement 2050 Fund—Advisor Class, T. Rowe Price Retirement 2050 Fund—R Class, T. Rowe Price Retirement 2055 Fund—Advisor Class, T. Rowe Price Retirement 2055 Fund—R Class, T. Rowe Price Retirement Income Fund—Advisor Class, and the T. Rowe Price Retirement Income Fund—R Class, dated July 21, 2010 (electronically filed with Amendment No. 20 dated September 30, 2010)

(1)(j) Articles Supplementary of Registrant, on behalf of T. Rowe Price Target Retirement 2005 Fund, T. Rowe Price Target Retirement 2005 Fund—Advisor Class, T. Rowe Price Target Retirement 2010 Fund, T. Rowe Price Target Retirement 2010 Fund—Advisor Class, T. Rowe Price Target Retirement 2015 Fund, T. Rowe Price Target Retirement 2015 Fund—Advisor Class, T. Rowe Price Target Retirement 2020 Fund, T Rowe Price Target Retirement 2020 Fund—Advisor Class, T. Rowe Price Target Retirement 2025 Fund, T. Rowe Price Target Retirement 2025 Fund—Advisor Class, T. Rowe Price Target Retirement 2030 Fund, T Rowe Price Target Retirement 2030 Fund—Advisor Class, T. Rowe Price Target Retirement 2035 Fund, T. Rowe Price Target Retirement 2035 Fund—Advisor Class, T. Rowe Price Target Retirement 2040 Fund, T. Rowe Price Target Retirement 2040 Fund—Advisor Class, T. Rowe Price Target Retirement 2045 Fund, T. Rowe Price Target Retirement 2045 Fund—Advisor Class, T. Rowe Price Target Retirement 2050 Fund, T Rowe Price Target Retirement 2050 Fund—Advisor Class, T. Rowe Price Target Retirement 2055 Fund, and T. Rowe Price Target Retirement 2055 Fund—Advisor Class, dated April 24, 2013 (electronically filed with Amendment No. 26 dated July 31, 2013)

(1)(k) Articles Supplementary of Registrant, on behalf of T. Rowe Price Target Retirement 2060 Fund, T. Rowe Price Target Retirement 2060 Fund—Advisor Class, and T. Rowe Price 2060 Fund—R Class, dated April 29, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(1)(l) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement I 2005 Fund—I Class, T. Rowe Price Retirement I 2010 Fund—I Class, T. Rowe Price Retirement I 2015 Fund—I Class, T. Rowe Price Retirement I 2020 Fund—I Class, T. Rowe Price Retirement I 2025 Fund—I Class, T. Rowe Price Retirement I 2030 Fund—I Class, T. Rowe Price Retirement I 2035 Fund—I Class, T. Rowe Price Retirement I 2040 Fund—I Class, T. Rowe Price Retirement I 2045 Fund—I Class, T. Rowe Price Retirement I 2050 Fund—I Class, T. Rowe Price Retirement I 2055 Fund—I Class, T. Rowe Price Retirement I 2060 Fund—I Class, and T. Rowe Price Retirement Balanced I Fund—I Class, dated July 21, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(1)(m) Articles Supplementary of Registrant, on behalf of T. Rowe Price Target 2005 Fund—I Class, T. Rowe Price Target 2010 Fund—I Class, T. Rowe Price Target 2015 Fund—I Class, T. Rowe Price Target 2020 Fund—I Class, T. Rowe Price Target 2025 Fund—I Class, T. Rowe Price Target 2030 Fund—I Class, T. Rowe Price Target 2035 Fund—I Class, T. Rowe Price Target 2040 Fund—I Class, T. Rowe Price Target 2045 Fund—I Class, T. Rowe Price Target 2050 Fund—I Class, T. Rowe Price Target 2055 Fund—I Class, and T. Rowe Price Target 2060 Fund—I Class dated January 13, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(1)(n) Articles of Amendment and Restatement of Registrant, on behalf of T. Rowe Price Target Retirement 2005 Fund, T. Rowe Price Target Retirement 2010 Fund, T. Rowe Price Target Retirement 2015 Fund, T. Rowe Price Target Retirement 2020 Fund, T. Rowe Price Target Retirement 2025 Fund, T. Rowe Price Target Retirement 2030 Fund, T. Rowe Price Target Retirement 2035 Fund, T. Rowe Price Target Retirement 2040 Fund, T. Rowe Price Target Retirement 2045 Fund, T. Rowe Price Target Retirement 2050 Fund, T. Rowe Price Target Retirement 2055 Fund, T. Rowe Price Target Retirement 2060 Fund, T. Rowe Price Target Retirement 2005 Fund—Advisor Class, T. Rowe Price Target Retirement 2010 Fund—Advisor Class, T. Rowe Price Target Retirement 2015 Fund—Advisor Class, T. Rowe Price Target Retirement 2020 Fund—Advisor Class, T. Rowe Price Target Retirement 2025 Fund—Advisor Class, T. Rowe Price Target Retirement 2030 Fund—Advisor Class, T. Rowe Price Target Retirement 2035 Fund—Advisor Class, T. Rowe Price Target Retirement 2040 Fund—Advisor Class, T. Rowe Price Target Retirement 2045 Fund—Advisor Class, T. Rowe Price Target Retirement 2050 Fund—Advisor Class, T. Rowe Price Target Retirement 2055 Fund—Advisor Class, and T. Rowe Price Target Retirement 2060 Fund—Advisor Class, dated January 13, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(1)(o) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement Income 2020 Fund, dated February 3, 2017 (electronically filed with Amendment No. 43 dated May 17, 2017)

(1)(p) Articles Supplementary of Registrant dated November 20, 2017 (electronically filed with Amendment No. 47 dated April 26, 2018)

(1)(q) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2065 Fund, T. Rowe Price Retirement 2065 Fund—Advisor Class, T. Rowe Price Retirement 2065 Fund—R Class, T. Rowe Price Retirement I 2065 Fund—I Class, T. Rowe Price Target 2065 Fund, T. Rowe Price Target 2065 Fund—Advisor Class, and T. Rowe Price Target 2065 Fund—I Class dated June 1, 2020 (electronically filed with Amendment No. 56 dated July 10, 2020)

(1)(r) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement Blend 2005 Fund, T. Rowe Price Retirement Blend 2005 Fund—I Class, T. Rowe Price Retirement Blend 2010 Fund, T. Rowe Price Retirement Blend 2010 Fund—I Class, T. Rowe Price Retirement Blend 2015 Fund, T. Rowe Price Retirement Blend 2015 Fund—I Class, T. Rowe Price Retirement Blend 2020 Fund, T. Rowe Price Retirement Blend 2020 Fund—I Class, T. Rowe Price Retirement Blend 2025 Fund, T. Rowe Price Retirement Blend 2025 Fund—I Class, T. Rowe Price Retirement Blend 2030 Fund, T. Rowe Price Retirement Blend 2030 Fund—I Class, T. Rowe Price Retirement Blend 2035 Fund, T. Rowe Price Retirement Blend 2035 Fund—I Class, T. Rowe Price Retirement Blend 2040 Fund, T. Rowe Price Retirement Blend 2040 Fund—I Class, T. Rowe Price Retirement Blend 2045 Fund, T. Rowe Price Retirement Blend 2045 Fund—I Class, T. Rowe Price Retirement Blend 2050 Fund, T. Rowe Price Retirement Blend 2050 Fund—I Class, T. Rowe Price Retirement Blend 2055 Fund, T. Rowe Price Retirement Blend 2055 Fund—I Class, T. Rowe Price Retirement Blend 2060 Fund, T. Rowe Price Retirement Blend 2060 Fund—I Class, T. Rowe Price Retirement Blend 2065 Fund, and T. Rowe Price Retirement Blend 2065 Fund—I Class dated August 14, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(1)(s) Articles Supplementary of Registrant, on behalf of T. Rowe Price Retirement 2005 Fund—I Class, T. Rowe Price Retirement 2010 Fund—I Class, T. Rowe Price Retirement 2015 Fund—I Class, T. Rowe Price Retirement 2020 Fund—I Class, T. Rowe Price Retirement 2025 Fund—I Class, T. Rowe Price Retirement 2030 Fund—I Class, T. Rowe Price Retirement 2035 Fund—I Class, T. Rowe Price Retirement 2040 Fund—I Class, T. Rowe Price Retirement 2045 Fund—I Class, T. Rowe Price Retirement 2050 Fund—I Class, T. Rowe Price Retirement 2055 Fund—I Class, T. Rowe Price Retirement 2060 Fund—I Class, T. Rowe Price Retirement 2065 Fund—I Class, and T. Rowe Price Retirement Balanced Fund—I Class dated May 17, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(2) By-Laws of Registrant, as amended February 5, 2003, April 21, 2004, February 8, 2005, July 22, 2008, October 17, 2011, July 25, 2018, and July 25, 2022 (electronically filed with Amendment No. 78 dated September 29, 2022)

(3) See Article SIXTH, Capital Stock, paragraphs (b) - (g) of the Articles of Incorporation and Article II, Shareholders, in its entirety and Article VIII, Capital Stock, in its entirety, of the Bylaws

(4) Form of Agreement and Plan of Reorganization dated May 10, 2023 is attached as Exhibit A to the Combined Information Statement and Prospectus and is incorporated herein by reference to Exhibit (4) of the Registrant’s Registration Statement on Form N14 dated September 15, 2023

(5) Inapplicable

(6)(a) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2010 Fund, and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(6)(b) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2020 Fund, and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(6)(c) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2030 Fund, and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(6)(d) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2040 Fund, and T. Rowe Price Associates, Inc., dated July 24, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(6)(e) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Income Fund, and T. Rowe Price Associates, Inc., dated September 4, 2002 (electronically filed with Amendment No. 1 dated September 27, 2002)

(6)(f) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2005 Fund, and T. Rowe Price Associates, Inc., dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(6)(g) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2015 Fund, and T. Rowe Price Associates, Inc., dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(6)(h) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2025 Fund, and T. Rowe Price Associates, Inc., dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(6)(i) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2035 Fund, and T. Rowe Price Associates, Inc., dated February 4, 2004 (electronically filed with Amendment No. 6 dated February 25, 2004)

(6)(j) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2045 Fund, and T. Rowe Price Associates, Inc., dated March 2, 2005 (electronically filed with Amendment No. 9 dated May 26, 2005)

(6)(k) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2050 Fund, and T. Rowe Price Associates, Inc., dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(6)(l) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2055 Fund, and T. Rowe Price Associates, Inc., dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(6)(m) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2005 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(n) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2010 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(o) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2015 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(p) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2020 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(q) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2025 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(r) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2030 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(s) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2035 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(t) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2040 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(u) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2045 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(v) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2050 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(w) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2055 Fund, and T. Rowe Price Associates, Inc., dated April 24, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(6)(x) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2060 Fund, and T. Rowe Price Associates, Inc., dated April 29, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(6)(y) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2060 Fund, and T. Rowe Price Associates, Inc., dated April 29, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(6)(z) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2005 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(aa) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2010 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(bb) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2015 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(cc) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2020 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(dd) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2025 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(ee) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2030 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(ff) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2035 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(gg) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2040 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(hh) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2045 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(ii) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2050 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(jj) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2055 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(kk) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2060 Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(ll) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Balanced I Fund—I Class, and T. Rowe Price Associates, Inc., dated July 27, 2015 (electronically filed with Amendment No. 36 dated September 23, 2015)

(6)(mm) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2005 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(nn) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2010 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(oo) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2015 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(pp) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2020 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(qq) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2025 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(rr) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2030 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(ss) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2035 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(tt) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2040 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(uu) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2045 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(vv) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2050 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(ww) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2055 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(xx) Amended and Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target Retirement 2060 Fund, and T. Rowe Price Associates, Inc., dated February 1, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(6)(yy) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Income 2020 Fund, and T. Rowe Price Associates, Inc., dated October 24, 2016 (electronically filed with Amendment No. 52 dated April 28, 2020)

(6)(zz) Amendment to Investment Management Agreement between Registrant, on behalf of the Retirement Funds listed on Schedule A, and T. Rowe Price Associates, Inc., dated February 5, 2020 (electronically filed with Amendment No. 56 dated July 10, 2020)

(6)(aaa) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement 2065 Fund, and T. Rowe Price Associates, Inc., dated May 4, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(6)(bbb) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement I 2065 Fund—I Class, and T. Rowe Price Associates, Inc., dated May 4, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(6)(ccc) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Target 2065 Fund, and T. Rowe Price Associates, Inc., dated May 4, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(6)(ddd) Amendment to Investment Management Agreement between the Registrant on behalf of the Target I Funds listed on Schedule A, and T. Rowe Associates, Inc., dated February 5, 2020 (electronically filed with Amendment No. 56 dated July 10, 2020)

(6)(eee) Amendment to Investment Management Agreement between the Registrant on behalf of the Retirement I Funds listed on Schedule A, and T. Rowe Associates, Inc., dated February 5, 2020 (electronically filed with Amendment No. 56 dated July 10, 2020)

(6)(fff) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2005 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(ggg) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2010 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(hhh) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2015 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(iii) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2020 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(jjj) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2025 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(kkk) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2030 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(lll) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2035 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(mmm) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2040 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(nnn) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2045 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(ooo) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2050 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(ppp) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2055 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(qqq) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2060 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(rrr) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2065 Fund, and T. Rowe Price Associates, Inc., dated July 30, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(6)(sss) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2005 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(ttt) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2010 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(uuu) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2015 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(vvv) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2020 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(www) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2025 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(xxx) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2030 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(yyy) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2035 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(zzz) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2040 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(aaaa) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2045 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(bbbb) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2050 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(cccc) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2055 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(dddd) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2060 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(eeee) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Retirement Blend 2065 Fund, and T. Rowe Price Associates, Inc., dated May 12, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(6)(ffff) Amendment to Investment Management Agreement between the Registrant on behalf of the Retirement Funds listed on Schedule A, and T. Rowe Associates, Inc., dated July 1, 2021 (electronically filed with Amendment No. 73 dated September 28, 2021)

(6)(gggg) Amendment to Investment Management Agreement between the Registrant on behalf of the Retirement I Funds listed on Schedule A, and T. Rowe Associates, Inc., dated July 1, 2021 (electronically filed with Amendment No. 73 dated September 28, 2021)

(6)(hhhh) Amendment to Investment Management Agreement between the Registrant on behalf of the Target Funds listed on Schedule A, and T. Rowe Associates, Inc., dated July 1, 2021 (electronically filed with Amendment No. 73 dated September 28, 2021)

(6)(iiii) Amendment to Investment Management Agreement between the Registrant on behalf of the Retirement Funds (as defined in Schedule A), and T. Rowe Associates, Inc., dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(7)(a) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(7)(b) Amendment to Underwriting Agreements between Each of the T. Rowe Price Funds as set forth on Schedule A and T. Rowe Price Investment Services, Inc., dated February 6, 2017 (electronically filed with Amendment No. 49 dated September 26, 2018)

(8) Inapplicable

(9) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, March 19, 2014, May 14, 2014, June 5, 2014, August 5, 2014, November 21, 2014, June 8, 2015, July 16, 2015, July 30, 2015, July 31, 2015, August 3, 2015, September 16, 2015, September 18, 2015, October 27, 2015, February 23, 2016, April 8, 2016, May 2, 2016, July 12, 2016, August 1, 2016, October 3, 2016, April 25, 2017, June 28, 2017, July 24, 2017, August 10, 2017, September 15, 2017, October 30, 2017, February 5, 2018, August 9, 2018, April 5, 2019, April 15, 2019, August 26, 2019, November 15, 2019, February 13, 2020, October 16, 2020, November 20, 2020, February 4, 2021, and May 1, 2023

(10)(a) Rule 12b-1 Plan for the T. Rowe Price Retirement 2010 Fund—Advisor Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(b) Rule 12b-1 Plan for the T. Rowe Price Retirement 2010 Fund–R Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(c) Rule 12b-1 Plan for the T. Rowe Price Retirement 2020 Fund—Advisor Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(d) Rule 12b-1 Plan for the T. Rowe Price Retirement 2020 Fund–R Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(e) Rule 12b-1 Plan for the T. Rowe Price Retirement 2030 Fund—Advisor Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(f) Rule 12b-1 Plan for the T. Rowe Price Retirement 2030 Fund–R Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(g) Rule 12b-1 Plan for the T. Rowe Price Retirement 2040 Fund—Advisor Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(h) Rule 12b-1 Plan for the T. Rowe Price Retirement 2040 Fund–R Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(i) Rule 12b-1 Plan for the T. Rowe Price Retirement Income Fund—Advisor Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(j) Rule 12b-1 Plan for the T. Rowe Price Retirement Income Fund–R Class, dated October 30, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(k) Rule 12b-1 Plan for the T. Rowe Price Retirement 2050 Fund—Advisor Class, dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(10)(l) Rule 12b-1 Plan for the T. Rowe Price Retirement 2050 Fund–R Class, dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(10)(m) Form of Distribution and Selling Agreement to be used by T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(n) Rule 12b-1 Plan for the T. Rowe Price Retirement 2005 Fund—Advisor Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(o) Rule 12b-1 Plan for the T. Rowe Price Retirement 2005 Fund–R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(p) Rule 12b-1 Plan for the T. Rowe Price Retirement 2015 Fund—Advisor Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(q) Rule 12b-1 Plan for the T. Rowe Price Retirement 2015 Fund–R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(r) Rule 12b-1 Plan for the T. Rowe Price Retirement 2025 Fund—Advisor Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(s) Rule 12b-1 Plan for the T. Rowe Price Retirement 2025 Fund–R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(t) Rule 12b-1 Plan for the T. Rowe Price Retirement 2035 Fund—Advisor Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(u) Rule 12b-1 Plan for the T. Rowe Price Retirement 2035 Fund–R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(v) Rule 12b-1 Plan for the T. Rowe Price Retirement 2045 Fund—Advisor Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(w) Rule 12b-1 Plan for the T. Rowe Price Retirement 2045 Fund–R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(x) Rule 12b-1 Plan for the T. Rowe Price Retirement 2055 Fund—Advisor Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(y) Rule 12b-1 Plan for the T. Rowe Price Retirement 2055 Fund–R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(z) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2005 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(aa) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2010 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(bb) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2015 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(cc) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2020 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(dd) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2025 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(ee) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2030 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(ff) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2035 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(gg) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2040 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(hh) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2045 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(ii) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2050 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(jj) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2055 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(kk) Rule 12b-1 Plan for the T. Rowe Price Retirement 2060 Fund—Advisor Class, dated June 23, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(10)(ll) Rule 12b-1 Plan for the T. Rowe Price Retirement 2060 Fund–R Class, dated June 23, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(10)(mm) Rule 12b-1 Plan for the T. Rowe Price Target Retirement 2060 Fund—Advisor Class, dated June 23, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(10)(nn) Rule 12b-1 Plan for the T. Rowe Price Retirement 2065 Fund—Advisor Class, dated October 13, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(10)(oo) Rule 12b-1 Plan for the T. Rowe Price Retirement 2065 Fund—R Class, dated October 13, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(10)(pp) Rule 12b-1 Plan for the T. Rowe Price Target 2065 Fund—Advisor Class, dated October 13, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(10)(qq) Rule 18f-3 Plan for the T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2010 Fund—Advisor Class, and T. Rowe Price Retirement 2010 Fund—R Class, dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(rr) Rule 18f-3 Plan for the T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2020 Fund—Advisor Class, and T. Rowe Price Retirement 2020 Fund—R Class, dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(ss) Rule 18f-3 Plan for the T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2030 Fund—Advisor Class, and T. Rowe Price Retirement 2030 Fund—R Class, dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(tt) Rule 18f-3 Plan for the T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2040 Fund—Advisor Class, and T. Rowe Price Retirement 2040 Fund—R Class, dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(uu) Rule 18f-3 Plan for the T. Rowe Price Retirement Income Fund, T. Rowe Price Retirement Income Fund—Advisor Class, and T. Rowe Price Retirement Income Fund—R Class, dated October 22, 2003 (electronically filed with Amendment No. 4 dated October 28, 2003)

(10)(vv) Rule 18f-3 Plan for the T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2050 Fund—Advisor Class, and T. Rowe Price Retirement 2050 Fund—R Class, dated October 18, 2006 (electronically filed with Amendment No. 13 dated December 20, 2006)

(10)(ww) Rule 18f-3 Plan for the T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2005 Fund—Advisor Class and T. Rowe Price Retirement 2005 Fund—R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(xx) Rule 18f-3 Plan for the T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2015 Fund—Advisor Class and T. Rowe Price Retirement 2015 Fund—R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(yy) Rule 18f-3 Plan for the T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2025 Fund—Advisor Class and T. Rowe Price Retirement 2025 Fund—R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(zz) Rule 18f-3 Plan for the T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2035 Fund—Advisor Class and T. Rowe Price Retirement 2035 Fund—R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(aaa) Rule 18f-3 Plan for the T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2045 Fund—Advisor Class and T. Rowe Price Retirement 2045 Fund—R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(bbb) Rule 18f-3 Plan for the T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement 2055 Fund—Advisor Class and T. Rowe Price Retirement 2055 Fund—R Class, dated May 31, 2007 (electronically filed with Amendment No. 15 dated May 25, 2007)

(10)(ccc) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2005 Fund and T. Rowe Price Target Retirement 2005 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(ddd) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2010 Fund and T. Rowe Price Target Retirement 2010 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(eee) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2015 Fund and T. Rowe Price Target Retirement 2015 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(fff) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2020 Fund and T. Rowe Price Target Retirement 2020 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(ggg) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2025 Fund and T. Rowe Price Target Retirement 2025 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(hhh) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2030 Fund and T. Rowe Price Target Retirement 2030 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(iii) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2035 Fund and T. Rowe Price Target Retirement 2035 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(jjj) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2040 Fund and T. Rowe Price Target Retirement 2040 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(kkk) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2045 Fund and T. Rowe Price Target Retirement 2045 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(lll) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2050 Fund and T. Rowe Price Target Retirement 2050 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(mmm) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2055 Fund and T. Rowe Price Target Retirement 2055 Fund—Advisor Class, dated August 20, 2013 (electronically filed with Amendment No. 25 dated May 22, 2013)

(10)(nnn) Rule 18f-3 Plan for the T. Rowe Price Retirement 2060 Fund, T. Rowe Price Retirement 2060 Fund—Advisor Class and T. Rowe Price Retirement 2060 Fund—R Class, dated June 23, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(10)(ooo) Rule 18f-3 Plan for the T. Rowe Price Target Retirement 2060 Fund and T. Rowe Price Target Retirement 2060 Fund—Advisor Class, dated June 23, 2014 (electronically filed with Amendment No. 32 dated May 27, 2014)

(10)(ppp) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2005 Fund, T. Rowe Price Target 2005 Fund—Advisor Class, and T. Rowe Price Target 2005 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(qqq) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2010 Fund, T. Rowe Price Target 2010 Fund—Advisor Class, and T. Rowe Price Target 2010 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(rrr) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2015 Fund, T. Rowe Price Target 2015 Fund—Advisor Class, and T. Rowe Price Target 2015 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(sss) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2020 Fund, T. Rowe Price Target 2020 Fund—Advisor Class, and T. Rowe Price Target 2020 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(ttt) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2025 Fund, T. Rowe Price Target 2025 Fund—Advisor Class, and T. Rowe Price Target 2025 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(uuu) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2030 Fund, T. Rowe Price Target 2030 Fund—Advisor Class, and T. Rowe Price Target 2030 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(vvv) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2035 Fund, T. Rowe Price Target 2035 Fund—Advisor Class, and T. Rowe Price Target 2035 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(www) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2040 Fund, T. Rowe Price Target 2040 Fund—Advisor Class, and T. Rowe Price Target 2040 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(xxx) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2045 Fund, T. Rowe Price Target 2045 Fund—Advisor Class, and T. Rowe Price Target 2045 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(yyy) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2050 Fund, T. Rowe Price Target 2050 Fund—Advisor Class, and T. Rowe Price Target 2050 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(zzz) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2055 Fund, T. Rowe Price Target 2055 Fund—Advisor Class, and T. Rowe Price Target 2055 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(aaaa) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2060 Fund, T. Rowe Price Target 2060 Fund—Advisor Class, and T. Rowe Price Target 2060 Fund—I Class, dated February 26, 2016 (electronically filed with Amendment No. 38 dated February 23, 2016)

(10)(bbbb) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2010 Fund—Advisor Class, and T. Rowe Price Retirement 2010 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(cccc) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2020 Fund—Advisor Class, and T. Rowe Price Retirement 2020 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(dddd) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2030 Fund—Advisor Class, and T. Rowe Price Retirement 2030 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(eeee) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2040 Fund—Advisor Class, and T. Rowe Price Retirement 2040 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(ffff) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement Balanced Fund—Advisor Class, and T. Rowe Price Retirement Balanced Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(gggg) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2050 Fund—Advisor Class, and T. Rowe Price Retirement 2050 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(hhhh) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2005 Fund—Advisor Class, and T. Rowe Price Retirement 2005 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(iiii) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2015 Fund—Advisor Class, and T. Rowe Price Retirement 2015 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(jjjj) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2025 Fund—Advisor Class, and T. Rowe Price Retirement 2025 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(kkkk) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2035 Fund—Advisor Class, and T. Rowe Price Retirement 2035 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(llll) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2045 Fund—Advisor Class, and T. Rowe Price Retirement 2045 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(mmmm) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement 2055 Fund—Advisor Class, and T. Rowe Price Retirement 2055 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(nnnn) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2060 Fund, T. Rowe Price Retirement 2060 Fund—Advisor Class, and T. Rowe Price Retirement 2060 Fund—R Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(oooo) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2005 Fund, T. Rowe Price Target 2005 Fund—Advisor Class, and T. Rowe Price Target 2005 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(pppp) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2010 Fund, T. Rowe Price Target 2010 Fund—Advisor Class, and T. Rowe Price Target 2010 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(qqqq) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2015 Fund, T. Rowe Price Target 2015 Fund—Advisor Class, and T. Rowe Price Target 2015 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(rrrr) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2020 Fund, T. Rowe Price Target 2020 Fund—Advisor Class, and T. Rowe Price Target 2020 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(ssss) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2025 Fund, T. Rowe Price Target 2025 Fund—Advisor Class, and T. Rowe Price Target 2025 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(tttt) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2030 Fund, T. Rowe Price Target 2030 Fund—Advisor Class, and T. Rowe Price Target 2030 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(uuuu) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2035 Fund, T. Rowe Price Target 2035 Fund—Advisor Class, and T. Rowe Price Target 2035 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(vvvv) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2040 Fund, T. Rowe Price Target 2040 Fund—Advisor Class, and T. Rowe Price Target 2040 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(wwww) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2045 Fund, T. Rowe Price Target 2045 Fund—Advisor Class, and T. Rowe Price Target 2045 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(xxxx) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2050 Fund, T. Rowe Price Target 2050 Fund—Advisor Class, and T. Rowe Price Target 2050 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(yyyy) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2055 Fund, T. Rowe Price Target 2055 Fund—Advisor Class, and T. Rowe Price Target 2055 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(zzzz) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Target 2060 Fund, T. Rowe Price Target 2060 Fund—Advisor Class, and T. Rowe Price Target 2060 Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 51 dated September 27, 2019)

(10)(aaaaa) Rule18f-3 Plan for the T. Rowe Price Retirement 2065 Fund, T. Rowe Price Retirement 2065 Fund—Advisor Class, T. Rowe Price Retirement 2065 Fund—R Class, dated October 13, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(10)(bbbbb) Rule18f-3 Plan for the T. Rowe Price Target 2065 Fund, T. Rowe Price Target 2065 Fund—Advisor Class, and Target 2065 Fund—I Class, dated October 13, 2020 (electronically filed with Amendment No. 54 dated May 6, 2020)

(10)(ccccc) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2005 Fund and T. Rowe Price Retirement Blend 2005 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(ddddd) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2010 Fund and T. Rowe Price Retirement Blend 2010 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(eeeee) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2015 Fund and T. Rowe Price Retirement Blend 2015 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(fffff) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2020 Fund and T. Rowe Price Retirement Blend 2020 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(ggggg) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2025 Fund and T. Rowe Price Retirement Blend 2025 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(hhhhh) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2030 Fund and T. Rowe Price Retirement Blend 2030 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(iiiii) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2035 Fund and T. Rowe Price Retirement Blend 2035 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(jjjjj) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2040 Fund and T. Rowe Price Retirement Blend 2040 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(kkkkk) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2045 Fund and T. Rowe Price Retirement Blend 2045 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(lllll) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2050 Fund and T. Rowe Price Retirement Blend 2050 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(mmmmm) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2055 Fund and T. Rowe Price Retirement Blend 2055 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(nnnnn) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2060 Fund and T. Rowe Price Retirement Blend 2060 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(ooooo) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2065 Fund and T. Rowe Price Retirement Blend 2065 Fund—I Class, dated December 8, 2020 (electronically filed with Amendment No. 57 dated August 12, 2020)

(10)(ppppp) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2005 Fund—Advisor Class, and T. Rowe Price Retirement 2005 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(qqqqq) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2010 Fund—Advisor Class, and T. Rowe Price Retirement 2010 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(rrrrr) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2015 Fund—Advisor Class, and T. Rowe Price Retirement 2015 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(sssss) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2020 Fund—Advisor Class, and T. Rowe Price Retirement 2020 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(uuuuu) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2025 Fund—Advisor Class, and T. Rowe Price Retirement 2025 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(vvvvv) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2030 Fund—Advisor Class, and T. Rowe Price Retirement 2030 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(wwwww) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2035 Fund—Advisor Class, and T. Rowe Price Retirement 2035 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(xxxxx) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2040 Fund—Advisor Class, and T. Rowe Price Retirement 2040 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(yyyyy) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2045 Fund—Advisor Class, and T. Rowe Price Retirement 2045 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(zzzzz) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2050 Fund—Advisor Class, and T. Rowe Price Retirement 2050 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(aaaaaa) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement 2055 Fund—Advisor Class, and T. Rowe Price Retirement 2055 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(bbbbbb) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2060 Fund, T. Rowe Price Retirement 2060 Fund—Advisor Class, and T. Rowe Price Retirement 2060 Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(cccccc) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement Balanced Fund—Advisor Class, and T. Rowe Price Retirement Balanced Fund—R Class, dated April 7, 2020 (electronically filed with Amendment No. 66 dated April 28, 2021)

(10)(dddddd) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2005 Fund and T. Rowe Price Retirement Blend 2005 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(eeeeee) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2010 Fund and T. Rowe Price Retirement Blend 2010 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(ffffff) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2015 Fund and T. Rowe Price Retirement Blend 2015 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(gggggg) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2020 Fund and T. Rowe Price Retirement Blend 2020 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(hhhhhh) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2025 Fund and T. Rowe Price Retirement Blend 2025 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(iiiiii) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2030 Fund and T. Rowe Price Retirement Blend 2030 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(jjjjjj) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2035 Fund and T. Rowe Price Retirement Blend 2035 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(kkkkkk) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2040 Fund and T. Rowe Price Retirement Blend 2040 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(llllll) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2045 Fund and T. Rowe Price Retirement Blend 2045 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(mmmmmm) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2050 Fund and T. Rowe Price Retirement Blend 2050 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(nnnnnn) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2055 Fund and T. Rowe Price Retirement Blend 2055 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(oooooo) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2060 Fund and T. Rowe Price Retirement Blend 2060 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(pppppp) Rule18f-3 Plan for the T. Rowe Price Retirement Blend 2065 Fund and T. Rowe Price Retirement Blend 2065 Fund—I Class, dated July 26, 2021 (electronically filed with Amendment No. 69 dated July 22, 2021)

(10)(qqqqqq) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2005 Fund, T. Rowe Price Retirement 2005 Fund—Advisor Class, T. Rowe Price Retirement 2005 Fund—I Class, and T. Rowe Price Retirement 2005 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(rrrrrr) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2010 Fund—Advisor Class, T. Rowe Price Retirement 2010 Fund—I Class, and T. Rowe Price Retirement 2010 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(ssssss) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2015 Fund, T. Rowe Price Retirement 2015 Fund—Advisor Class, T. Rowe Price Retirement 2015 Fund—I Class, and T. Rowe Price Retirement 2015 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(tttttt) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2020 Fund—Advisor Class, T. Rowe Price Retirement 2020 Fund—I Class, and T. Rowe Price Retirement 2020 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(uuuuuu) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2025 Fund, T. Rowe Price Retirement 2025 Fund—Advisor Class, T. Rowe Price Retirement 2025 Fund—I Class, and T. Rowe Price Retirement 2025 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(vvvvvv) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2030 Fund—Advisor Class, T. Rowe Price Retirement 2030 Fund—I Class, and T. Rowe Price Retirement 2030 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(wwwwww) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2035 Fund, T. Rowe Price Retirement 2035 Fund—Advisor Class, T. Rowe Price Retirement 2035 Fund—I Class, and T. Rowe Price Retirement 2035 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(xxxxxx) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2040 Fund—Advisor Class, T. Rowe Price Retirement 2040 Fund—I Class, and T. Rowe Price Retirement 2040 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(yyyyyy) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2045 Fund, T. Rowe Price Retirement 2045 Fund—Advisor Class, T. Rowe Price Retirement 2045 Fund—I Class, and T. Rowe Price Retirement 2045 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(zzzzzz) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement 2050 Fund—Advisor Class, T. Rowe Price Retirement 2050 Fund—I Class, and T. Rowe Price Retirement 2050 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(aaaaaaa) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2055 Fund, T. Rowe Price Retirement 2055 Fund—Advisor Class, T. Rowe Price Retirement 2055 Fund—I Class, and T. Rowe Price Retirement 2055 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(bbbbbbb) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement 2060 Fund, T. Rowe Price Retirement 2060 Fund—Advisor Class, T. Rowe Price Retirement 2060 Fund—I Class, and T. Rowe Price Retirement 2060 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(ccccccc) Amended and Restated Rule18f-3 Plan for the T. Rowe Price Retirement 2065 Fund, T. Rowe Price Retirement 2065 Fund—Advisor Class, T. Rowe Price Retirement 2065 Fund—I Class, T. Rowe Price Retirement 2065 Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(10)(ddddddd) Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement Balanced Fund—Advisor Class, T. Rowe Price Retirement Balanced Fund—I Class, and T. Rowe Price Retirement Balanced Fund—R Class, dated May 10, 2023 (electronically filed with Amendment No. 80 dated June 28, 2023)

(11) Opinion of Counsel as to the legality of securities - is filed herewith as Exhibit 11

(12) Opinion and Consent of Willkie Farr & Gallagher LLP with respect to tax consequences (to be filed by amendment)

(13)(a) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2023, as amended July 5, 2023

(13)(b) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2014, as amended February 4, 2014, April 29, 2014, November 1, 2014, December 29, 2014, January 20, 2015, July 1, 2015, and July 27, 2015 (electronically filed with Amendment No. 38 dated February 23, 2016)

(13)(c) Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated August 1, 2015, as amended November 3, 2015, April 27, 2016, July 19, 2016, August 1, 2016, October 25, 2016, April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 1, 2019, June 5, 2020, and October 5, 2020 (electronically filed with Amendment No. 73 dated September 28, 2021)

(13)(d) Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated January 4, 2021 (electronically filed with Amendment No. 73 dated September 28, 2021)

(13)(e) Amended and Restated Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated January 1, 2023, as amended July 5, 2023

(13)(f) Fund Accounting Agreement between T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon, dated August 1, 2015, as amended December 9, 2015, February 23, 2016, April 27, 2016, April 30, 2016, July 19, 2016, August 1, 2016, September 28, 2016, October 25, 2016, December 22, 2016, May 9, 2017, July 17, 2017, October 1, 2017, October 30, 2017, June 21, 2018, June 22, 2018, October 1, 2018, November 27, 2018, August 26, 2019, June 5, 2020, October 5, 2020, January 4, 2021, September 1, 2021, June 23, 2022, August 31, 2022, November 16, 2022, May 15, 2023, and July 5, 2023

(13)(g) Fund Accounting Agreement Side Letter between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds in connection with the Fund Accounting Agreement between the T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon dated February 28, 2017, as amended April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 30, 2019, June 5, 2020, October 5, 2020, January 4, 2021, and September 1, 2021

(13)(h) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2023, as amended July 5, 2023

(14) Consent of Independent Registered Public Accounting Firm

(15) Inapplicable

(16) Power of Attorney

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that, in response to Exhibit 12 required by Item 16, the Opinion and Consent of Counsel - Willkie Farr & Gallagher LLP, regarding certain tax matters, will be filed as part of an amendment to the registration statement.

As required by the Securities Act of 1933, this Registrant Statement has been signed on behalf of the Registrant, in the City of Baltimore, and State of Maryland, on the 9th day of November, 2023.

 T. Rowe Price Retirement Funds, Inc.

 /s/David Oestreicher

By: David Oestreicher

 Director and Executive Vice President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/David Oestreicher	Director (Principal Executive Officer)	November 9, 2023

David Oestreicher	and Executive Vice President

/s/Alan S. Dupski	Treasurer and Vice President	November 9, 2023

Alan S. Dupski	(Principal Financial Officer
and Principal Accounting Officer)

*

Teresa Bryce Bazemore	Director	November 9, 2023

*

Melody Bianchetto	Director	November 9, 2023

*

Bruce W. Duncan	Director	November 9, 2023

*

Robert J. Gerrard, Jr.	Chairman of the Board	November 9, 2023

and Director

*

Paul F. McBride	Director	November 9, 2023

*

Mark J. Parrell	Director	November 9, 2023

/s/Eric L. Veiel	Director	November 9, 2023

Eric L. Veiel

*
Kellye L. Walker	Director	November 9, 2023

*/s/David Oestreicher	Attorney-In-Fact	November 9, 2023

David Oestreicher